Vanguard Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.9%)
	Linde plc	14,736,619	3,509,231
	Air Products & Chemicals Inc.	6,194,491	1,845,091
	Ecolab Inc.	7,202,688	1,439,385
	Newmont Corp.	22,515,756	1,428,625
	Dow Inc.	20,793,867	978,351
	Fastenal Co.	16,070,022	724,597
	Freeport-McMoRan Inc.	40,727,427	636,977
	LyondellBasell Industries NV Class A	7,022,529	495,018
	International Paper Co.	11,044,208	447,732
	FMC Corp.	3,624,236	383,843
	Nucor Corp.	8,446,220	378,897
[1]	International Flavors & Fragrances Inc.	2,994,669	366,697
	Celanese Corp. Class A	3,316,697	356,379
	Avery Dennison Corp.	2,349,870	300,407
	Eastman Chemical Co.	3,789,282	296,019
	Albemarle Corp.	2,975,252	265,631
	Royal Gold Inc.	1,847,071	221,963
	CF Industries Holdings Inc.	5,987,617	183,880
	Reliance Steel & Aluminum Co.	1,791,321	182,786
	Mosaic Co.	9,581,821	175,060
	Scotts Miracle-Gro Co.	1,092,304	167,024
	Steel Dynamics Inc.	5,624,703	161,035
	Huntsman Corp.	5,605,462	124,497
	Ashland Global Holdings Inc.	1,705,696	120,968
	Timken Co.	1,897,992	102,909
	Valvoline Inc.	5,228,321	99,547
	Chemours Co.	4,606,350	96,319
	Rexnord Corp.	3,181,939	94,949
	UFP Industries Inc.	1,645,242	92,973
	Balchem Corp.	897,808	87,653
	NewMarket Corp.	244,194	83,593
*	RBC Bearings Inc.	664,378	80,529
*	Univar Solutions Inc.	4,761,126	80,368
	Hexcel Corp.	2,361,663	79,234
	W R Grace & Co.	1,875,726	75,573
	Hecla Mining Co.	14,784,777	75,107
[1]	Cleveland-Cliffs Inc.	11,255,191	72,258
	Sensient Technologies Corp.	1,172,302	67,689
	Quaker Chemical Corp.	373,193	67,067
	Avient Corp.	2,531,401	66,981
	Commercial Metals Co.	3,316,786	66,269

		Shares	Market Value ($000)
	Stepan Co.	572,402	62,392
*	Element Solutions Inc.	5,879,618	61,795
*	Alcoa Corp.	5,262,856	61,207
*	Arconic Corp.	3,056,992	58,236
	Compass Minerals International Inc.	973,172	57,758
*	Ingevity Corp.	1,157,271	57,215
	Westlake Chemical Corp.	890,248	56,281
	Cabot Corp.	1,421,948	51,233
	Olin Corp.	4,022,842	49,803
	Minerals Technologies Inc.	966,373	49,382
*	Coeur Mining Inc.	6,142,594	45,332
	Boise Cascade Co.	1,108,470	44,250
[1]	United States Steel Corp.	5,933,323	43,551
	Innospec Inc.	676,207	42,817
	Domtar Corp.	1,549,026	40,693
	Mueller Industries Inc.	1,482,410	40,114
	Worthington Industries Inc.	974,837	39,754
*	GCP Applied Technologies Inc.	1,671,308	35,014
	Materion Corp.	561,616	29,221
	Schweitzer-Mauduit International Inc.	850,641	25,851
	Carpenter Technology Corp.	1,341,811	24,367
	Kaiser Aluminum Corp.	425,976	22,828
	Tronox Holdings plc Class A	2,355,116	18,535
	Neenah Inc.	464,774	17,415
	P H Glatfelter Co.	1,229,731	16,933
*	Clearwater Paper Corp.	437,649	16,604
*	Kraton Corp.	833,019	14,844
	Schnitzer Steel Industries Inc. Class A	710,840	13,669
	Hawkins Inc.	280,320	12,923
	GrafTech International Ltd.	1,856,752	12,700
	Tredegar Corp.	846,997	12,595
	Omega Flex Inc.	79,347	12,435
*	Koppers Holdings Inc.	583,279	12,196
*	PQ Group Holdings Inc.	1,176,972	12,076
*	AdvanSix Inc.	834,522	10,749
	American Vanguard Corp.	779,242	10,239
*	Century Aluminum Co.	1,364,694	9,717
	FutureFuel Corp.	731,582	8,318
	Haynes International Inc.	416,905	7,125
	Verso Corp. Class A	896,856	7,076
*	Resolute Forest Products Inc.	1,557,247	6,976
	Gold Resource Corp.	1,863,378	6,354
*	Unifi Inc.	465,553	5,978
*,1	Energy Fuels Inc.	3,542,543	5,951
*	NN Inc.	1,072,899	5,536
*,1	Uranium Energy Corp.	5,431,157	5,414
	US Silica Holdings Inc.	1,731,929	5,196
*	Rayonier Advanced Materials Inc.	1,500,518	4,802
*	Ryerson Holding Corp.	825,575	4,731
*,1	Hycroft Mining Holding Corp.	438,304	4,607
	Culp Inc.	360,480	4,477
	Eastern Co.	215,619	4,209
	Olympic Steel Inc.	302,343	3,435
*	TimkenSteel Corp.	941,721	3,343
*	Intrepid Potash Inc.	344,701	2,909
*,1	Marrone Bio Innovations Inc.	2,140,114	2,611
*,1	Ur-Energy Inc.	4,610,759	2,213
	Northern Technologies International Corp.	236,637	1,964

		Shares	Market Value ($000)
*	AgroFresh Solutions Inc.	742,245	1,804
*,1	Synalloy Corp.	280,770	1,550
*	Universal Stainless & Alloy Products Inc.	275,820	1,514
*	Ampco-Pittsburgh Corp.	420,452	1,383
*	LSB Industries Inc.	660,775	1,070
	United-Guardian Inc.	70,939	1,065
	Friedman Industries Inc.	125,686	729
*,1	Golden Minerals Co.	621,471	261
	Chicago Rivet & Machine Co.	11,238	243
*	General Moly Inc.	1,633,202	183
*	Flexible Solutions International Inc.	86,857	177
*,1	United States Antimony Corp.	409,122	119
*	US Gold Corp.	12,675	117
	NL Industries Inc.	26,976	115
*	Paramount Gold Nevada Corp.	65,976	75
*	Solitario Zinc Corp.	107,374	43
			17,895,508
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	11,935,417	37,581,406
*	Tesla Inc.	20,898,923	8,965,847
	Home Depot Inc.	30,158,086	8,375,202
	Walt Disney Co.	50,682,359	6,288,667
*	Netflix Inc.	12,369,821	6,185,282
	Walmart Inc.	39,696,478	5,553,934
	McDonald's Corp.	20,833,520	4,572,749
	Costco Wholesale Corp.	12,373,692	4,392,661
	NIKE Inc. Class B	34,881,788	4,379,060
	Lowe's Cos. Inc.	21,181,037	3,513,087
	Starbucks Corp.	32,761,940	2,814,906
	Target Corp.	14,007,228	2,205,018
*	Booking Holdings Inc.	1,148,520	1,964,750
	Activision Blizzard Inc.	21,647,104	1,752,333
	TJX Cos. Inc.	30,246,392	1,683,212
	Dollar General Corp.	6,971,152	1,461,293
	Estee Lauder Cos. Inc. Class A	5,673,538	1,238,250
*	Uber Technologies Inc.	31,961,703	1,165,963
*	Lululemon Athletica Inc.	3,325,434	1,095,298
	General Motors Co.	36,123,981	1,068,909
*	Electronic Arts Inc.	8,059,145	1,050,993
*	Chipotle Mexican Grill Inc. Class A	782,022	972,609
	eBay Inc.	18,649,862	971,658
*	O'Reilly Automotive Inc.	2,077,046	957,684
	Ross Stores Inc.	9,987,090	931,995
	Yum! Brands Inc.	8,440,136	770,584
*	AutoZone Inc.	653,995	770,171
	DR Horton Inc.	9,703,533	733,878
	Ford Motor Co.	109,557,253	729,651
	Best Buy Co. Inc.	6,507,502	724,220
	Aptiv plc	7,571,660	694,170
	Hilton Worldwide Holdings Inc.	7,781,286	663,899
	Marriott International Inc. Class A	6,823,867	631,754
*	Copart Inc.	5,914,733	621,993
	Southwest Airlines Co.	16,541,278	620,298
	Lennar Corp. Class A	7,585,183	619,558
	VF Corp.	8,754,495	615,003
*	Dollar Tree Inc.	6,658,058	608,147
*	Trade Desk Inc. Class A	1,171,107	607,547
	Delta Air Lines Inc.	17,896,323	547,270

		Shares	Market Value ($000)
*	Peloton Interactive Inc. Class A	5,489,371	544,765
*	Wayfair Inc. Class A	1,823,472	530,649
*	Take-Two Interactive Software Inc.	3,207,125	529,881
	Las Vegas Sands Corp.	10,700,883	499,303
	Domino's Pizza Inc.	1,099,260	467,493
	Tractor Supply Co.	3,259,630	467,235
*	Carvana Co. Class A	1,949,829	434,929
	ViacomCBS Inc. Class B	15,336,182	429,566
*	CarMax Inc.	4,563,427	419,425
*,1	DraftKings Inc. Class A	6,973,201	410,303
*	Etsy Inc.	3,345,281	406,887
*	NVR Inc.	98,642	402,767
	Tiffany & Co.	3,404,041	394,358
*	Burlington Stores Inc.	1,856,194	382,543
	Garmin Ltd.	4,011,277	380,510
	Darden Restaurants Inc.	3,635,567	366,247
	Genuine Parts Co.	3,842,986	365,737
	Pool Corp.	1,066,894	356,919
	Expedia Group Inc.	3,818,305	350,100
	Royal Caribbean Cruises Ltd.	5,209,621	337,219
*	Ulta Beauty Inc.	1,501,612	336,331
	Fortune Brands Home & Security Inc.	3,869,946	334,828
	PulteGroup Inc.	7,153,370	331,129
	Whirlpool Corp.	1,741,623	320,267
	Hasbro Inc.	3,643,014	301,350
	Advance Auto Parts Inc.	1,940,393	297,850
*	Caesars Entertainment Inc.	5,312,942	297,844
	Omnicom Group Inc.	6,013,474	297,667
*	Penn National Gaming Inc.	4,039,432	293,667
*	United Airlines Holdings Inc.	7,972,338	277,039
*	Zynga Inc. Class A	28,636,675	261,166
*	Bright Horizons Family Solutions Inc.	1,695,546	257,791
	Fox Corp. Class A	9,214,734	256,446
[1]	Carnival Corp.	16,156,779	245,260
	MGM Resorts International	11,073,202	240,842
	Vail Resorts Inc.	1,124,158	240,536
*	Chegg Inc.	3,306,770	236,236
	BorgWarner Inc.	5,802,407	224,785
	Rollins Inc.	4,087,089	221,479
*	Live Nation Entertainment Inc.	3,947,416	212,687
*	Floor & Decor Holdings Inc. Class A	2,770,552	207,237
*	LKQ Corp.	7,258,112	201,267
	L Brands Inc.	6,254,954	198,970
*	Five Below Inc.	1,561,729	198,340
	Service Corp. International	4,697,804	198,153
	Williams-Sonoma Inc.	2,177,362	196,921
	Wynn Resorts Ltd.	2,739,266	196,707
*	IAA Inc.	3,740,693	194,778
*	Liberty Media Corp.-Liberty Formula One Class C	5,274,377	191,302
	News Corp. Class A	13,548,425	189,949
	Dunkin' Brands Group Inc.	2,305,649	188,856
	Lear Corp.	1,690,941	184,397
	Newell Brands Inc.	10,654,046	182,823
[1]	American Airlines Group Inc.	14,791,997	181,794
	Interpublic Group of Cos. Inc.	10,882,410	181,410
	New York Times Co. Class A	4,190,013	179,291
*	Lyft Inc. Class A	6,394,824	176,177
	Gentex Corp.	6,760,447	174,081

		Shares	Market Value ($000)
*	Discovery Inc. Class C	8,850,938	173,478
*	Deckers Outdoor Corp.	782,680	172,197
	Aramark	6,417,946	169,755
*	RH	430,019	164,534
[1]	Sirius XM Holdings Inc.	30,507,604	163,521
*	BJ's Wholesale Club Holdings Inc.	3,843,074	159,680
*	Mohawk Industries Inc.	1,593,093	155,470
	Polaris Inc.	1,641,496	154,859
	Churchill Downs Inc.	940,670	154,101
	Toll Brothers Inc.	3,161,661	153,846
	Leggett & Platt Inc.	3,730,382	153,580
	Hanesbrands Inc.	9,703,629	152,832
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,614,731	152,655
*	SiteOne Landscape Supply Inc.	1,239,596	151,169
*	ServiceMaster Global Holdings Inc.	3,713,345	148,088
	Nielsen Holdings plc	10,057,217	142,611
	Thor Industries Inc.	1,477,469	140,744
*,1	Norwegian Cruise Line Holdings Ltd.	8,051,677	137,764
*	Ollie's Bargain Outlet Holdings Inc.	1,571,822	137,299
*	Planet Fitness Inc. Class A	2,224,988	137,104
	Gap Inc.	7,980,843	135,914
	Lithia Motors Inc. Class A	593,933	135,381
	Fox Corp. Class B	4,801,728	134,304
	Wyndham Hotels & Resorts Inc.	2,632,002	132,916
	Alaska Air Group Inc.	3,445,120	126,195
*	Tempur Sealy International Inc.	1,384,709	123,502
	Tapestry Inc.	7,805,756	122,004
	PVH Corp.	2,019,847	120,464
*	Meritage Homes Corp.	1,058,772	116,878
*	AutoNation Inc.	2,204,483	116,683
*	Skechers U.S.A. Inc. Class A	3,835,584	115,911
*	Mattel Inc.	9,807,000	114,742
	Wingstop Inc.	832,408	113,749
	Dolby Laboratories Inc. Class A	1,706,931	113,135
*	Stamps.com Inc.	469,454	113,115
	Texas Roadhouse Inc. Class A	1,842,626	112,013
	Wendy's Co.	5,021,533	111,955
*	Chewy Inc. Class A	1,991,536	109,196
	Nexstar Media Group Inc. Class A	1,207,558	108,596
	Aaron's Inc.	1,899,453	107,604
	Carter's Inc.	1,233,252	106,775
	Harley-Davidson Inc.	4,334,380	106,366
*	Grand Canyon Education Inc.	1,315,635	105,172
	Marriott Vacations Worldwide Corp.	1,152,957	104,700
[1]	Dick's Sporting Goods Inc.	1,754,440	101,547
*	YETI Holdings Inc.	2,204,604	99,913
*	Murphy USA Inc.	762,705	97,832
	Foot Locker Inc.	2,936,774	97,002
*,1	Discovery Inc. Class A	4,450,640	96,890
	KB Home	2,439,277	93,644
*	frontdoor Inc.	2,404,075	93,543
	Kohl's Corp.	4,774,570	88,473
	H&R Block Inc.	5,405,753	88,060
	AMERCO	245,352	87,340
*	National Vision Holdings Inc.	2,261,702	86,487
*	JetBlue Airways Corp.	7,584,476	85,932
*	Fox Factory Holding Corp.	1,153,576	85,745
	Choice Hotels International Inc.	997,122	85,713

		Shares	Market Value ($000)
*	Taylor Morrison Home Corp. Class A	3,463,908	85,177
*	Overstock.com Inc.	1,139,574	82,790
	Ralph Lauren Corp. Class A	1,217,506	82,754
*	Capri Holdings Ltd.	4,344,695	78,204
*	Madison Square Garden Sports Corp.	518,870	78,080
	Qurate Retail Inc. Class A	10,848,305	77,891
*	Crocs Inc.	1,806,921	77,210
	Cracker Barrel Old Country Store Inc.	671,510	76,995
*	Vivint Solar Inc.	1,766,647	74,817
*	WillScot Mobile Mini Holdings Corp. Class A	4,437,338	74,015
	Wyndham Destinations Inc.	2,404,759	73,970
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,219,996	73,637
	TEGNA Inc.	6,085,953	71,510
*	Digital Turbine Inc.	2,183,142	71,476
	Columbia Sportswear Co.	818,906	71,228
	LCI Industries	664,123	70,590
	Papa John's International Inc.	849,851	69,926
*	LGI Homes Inc.	594,927	69,113
*	Dorman Products Inc.	764,661	69,110
	Boyd Gaming Corp.	2,194,349	67,345
*	Shake Shack Inc. Class A	1,029,200	66,363
	MDC Holdings Inc.	1,399,321	65,908
*	TRI Pointe Group Inc.	3,616,729	65,607
	Warner Music Group Corp. Class A	2,266,395	65,136
*	2U Inc.	1,905,351	64,515
[1]	American Eagle Outfitters Inc.	4,205,113	62,278
	Strategic Education Inc.	675,843	61,819
	Sabre Corp.	9,485,087	61,748
*	Under Armour Inc. Class A	5,246,973	58,923
	Hyatt Hotels Corp. Class A	1,081,761	57,734
*,1	iRobot Corp.	750,060	56,930
*	Scientific Games Corp.	1,611,682	56,264
	Wolverine World Wide Inc.	2,146,816	55,474
	Brinker International Inc.	1,289,964	55,107
*	Under Armour Inc. Class C	5,553,460	54,646
*	Visteon Corp.	779,304	53,943
	Extended Stay America Inc.	4,462,837	53,331
[1]	Bed Bath & Beyond Inc.	3,539,700	53,025
	World Wrestling Entertainment Inc. Class A	1,304,631	52,798
	KAR Auction Services Inc.	3,653,149	52,605
	Callaway Golf Co.	2,640,990	50,549
	TripAdvisor Inc.	2,579,756	50,537
*	Asbury Automotive Group Inc.	514,117	50,101
	Goodyear Tire & Rubber Co.	6,501,018	49,863
*	Hilton Grand Vacations Inc.	2,371,218	49,748
	Herman Miller Inc.	1,646,537	49,660
	Dana Inc.	4,015,399	49,470
*	Cardlytics Inc.	684,837	48,329
	Jack in the Box Inc.	606,743	48,121
	Big Lots Inc.	1,077,283	48,047
*	Fitbit Inc. Class A	6,700,162	46,633
	Rush Enterprises Inc. Class A	919,142	46,453
	Winnebago Industries Inc.	897,483	46,373
	Six Flags Entertainment Corp.	2,267,343	46,027
	PriceSmart Inc.	677,232	45,002
	Allegiant Travel Co. Class A	369,297	44,242
	Graham Holdings Co. Class B	109,365	44,195
	Penske Automotive Group Inc.	921,060	43,898

		Shares	Market Value ($000)
	Cooper Tire & Rubber Co.	1,372,153	43,497
*,1	Spirit Airlines Inc.	2,681,411	43,171
	Rent-A-Center Inc.	1,444,206	43,167
*	Sonos Inc.	2,820,881	42,821
	Group 1 Automotive Inc.	480,725	42,491
*	Cavco Industries Inc.	227,361	40,995
*	Delphi Technologies plc	2,445,654	40,867
	Steven Madden Ltd.	2,067,531	40,317
[1]	Nordstrom Inc.	3,377,797	40,263
*	Avis Budget Group Inc.	1,528,387	40,227
	SkyWest Inc.	1,336,923	39,921
	La-Z-Boy Inc.	1,259,240	39,830
*	Laureate Education Inc. Class A	2,929,654	38,906
*,1	Stitch Fix Inc. Class A	1,424,627	38,650
	Lennar Corp. Class B	586,305	38,497
	John Wiley & Sons Inc. Class A	1,206,495	38,258
*	Skyline Champion Corp.	1,416,484	37,919
*	Knowles Corp.	2,509,805	37,396
*	Gentherm Inc.	912,372	37,316
*	Madison Square Garden Entertainment Corp.	536,477	36,743
	HNI Corp.	1,167,958	36,651
*	Sleep Number Corp.	744,043	36,391
*	M/I Homes Inc.	788,467	36,309
*	Century Communities Inc.	851,353	36,038
	Monro Inc.	883,640	35,849
*	Central Garden & Pet Co. Class A	991,797	35,844
	Bloomin' Brands Inc.	2,340,087	35,733
[1]	Kontoor Brands Inc.	1,445,061	34,970
*	Urban Outfitters Inc.	1,650,864	34,354
*	Vista Outdoor Inc.	1,644,296	33,182
	Red Rock Resorts Inc. Class A	1,938,600	33,150
*	Adtalem Global Education Inc.	1,336,545	32,799
[1]	Cheesecake Factory Inc.	1,170,750	32,477
	Acushnet Holdings Corp.	943,530	31,712
*	Gray Television Inc.	2,280,754	31,406
*	Glu Mobile Inc.	3,991,771	30,637
[1]	Cinemark Holdings Inc.	3,039,688	30,397
	Sturm Ruger & Co. Inc.	495,821	30,324
*	Liberty Media Corp.-Liberty Formula One Class A	863,544	28,937
*	K12 Inc.	1,097,207	28,900
	ODP Corp.	1,475,536	28,699
*	SeaWorld Entertainment Inc.	1,450,639	28,607
*	Purple Innovation Inc. Class A	1,130,722	28,110
*	Malibu Boats Inc. Class A	565,546	28,028
*	Sally Beauty Holdings Inc.	3,145,989	27,339
	Camping World Holdings Inc. Class A	908,757	27,036
	Signet Jewelers Ltd.	1,430,518	26,751
*	Tupperware Brands Corp.	1,320,593	26,623
*	Lions Gate Entertainment Corp. Class B	2,943,196	25,665
	Dine Brands Global Inc.	468,135	25,555
*	WW International Inc.	1,343,395	25,350
*,1	AMC Networks Inc. Class A	1,024,326	25,311
[1]	Macy's Inc.	4,328,854	24,674
[1]	Sinclair Broadcast Group Inc. Class A	1,266,085	24,347
	Sonic Automotive Inc. Class A	602,562	24,199
	Coty Inc. Class A	8,943,067	24,146
	Abercrombie & Fitch Co. Class A	1,687,426	23,506
	Standard Motor Products Inc.	525,817	23,478

		Shares	Market Value ($000)
*	At Home Group Inc.	1,570,135	23,332
[1]	Dave & Buster's Entertainment Inc.	1,497,713	22,705
	Smith & Wesson Brands Inc.	1,460,626	22,669
*	Boot Barn Holdings Inc.	795,887	22,396
*	Perdoceo Education Corp.	1,815,143	22,217
*	Liberty Media Corp.-Liberty Braves Class C	1,056,384	22,195
	Steelcase Inc. Class A	2,187,805	22,119
*,1	ANGI Homeservices Inc. Class A	1,948,462	21,618
*	RealReal Inc.	1,489,242	21,549
	Levi Strauss & Co. Class A	1,546,876	20,728
*	QuinStreet Inc.	1,303,122	20,641
*	elf Beauty Inc.	1,095,956	20,133
*,1	Michaels Cos. Inc.	2,084,408	20,125
*,1	Lions Gate Entertainment Corp. Class A	2,087,244	19,787
*	American Axle & Manufacturing Holdings Inc.	3,401,933	19,629
*	Everi Holdings Inc.	2,368,691	19,542
	Inter Parfums Inc.	516,539	19,293
*	Rosetta Stone Inc.	638,200	19,133
	Matthews International Corp. Class A	850,775	19,023
*,1	Selectquote Inc.	898,593	18,196
*	Hibbett Sports Inc.	441,104	17,300
	BJ's Restaurants Inc.	586,868	17,277
	Oxford Industries Inc.	427,146	17,240
*	Denny's Corp.	1,723,609	17,236
	Knoll Inc.	1,416,742	17,086
	Franchise Group Inc.	673,566	17,082
	EW Scripps Co. Class A	1,478,806	16,918
	Hawaiian Holdings Inc.	1,304,077	16,810
*	Lumber Liquidators Holdings Inc.	751,821	16,578
*	G-III Apparel Group Ltd.	1,254,395	16,445
	Buckle Inc.	801,888	16,350
*	Sportsman's Warehouse Holdings Inc.	1,138,976	16,299
*,1	Accel Entertainment Inc. Class A	1,519,747	16,276
*	Zumiez Inc.	564,252	15,697
*	GoPro Inc. Class A	3,443,496	15,599
	Meredith Corp.	1,181,428	15,500
*	1-800-Flowers.com Inc. Class A	617,858	15,409
*	Central Garden & Pet Co.	385,051	15,375
*,1	Eastman Kodak Co.	1,722,136	15,189
*	Cars.com Inc.	1,859,971	15,029
*	Monarch Casino & Resort Inc.	335,016	14,942
*,1	GameStop Corp. Class A	1,443,754	14,726
*	Quotient Technology Inc.	1,973,065	14,561
*	MarineMax Inc.	549,627	14,109
*	America's Car-Mart Inc.	164,683	13,978
	Children's Place Inc.	492,815	13,971
*,1	iHeartMedia Inc. Class A	1,718,358	13,953
*	Stoneridge Inc.	724,796	13,314
*	Nautilus Inc.	774,807	13,296
	Viad Corp.	637,336	13,276
	Ruth's Hospitality Group Inc.	1,129,765	12,495
	Collectors Universe Inc.	249,756	12,360
	Guess? Inc.	1,063,566	12,359
*	American Public Education Inc.	432,743	12,199
	Designer Brands Inc. Class A	2,245,449	12,193
	National Presto Industries Inc.	145,765	11,932
*	Tenneco Inc. Class A	1,713,938	11,895
	Johnson Outdoors Inc. Class A	143,760	11,772

		Shares	Market Value ($000)
*	Universal Electronics Inc.	309,849	11,694
	Winmark Corp.	67,877	11,687
	Caleres Inc.	1,213,508	11,601
*	Revolve Group Inc. Class A	693,608	11,396
*	Chuy's Holdings Inc.	575,360	11,266
*,1	XPEL Inc.	423,173	11,036
	Twin River Worldwide Holdings Inc.	418,238	10,987
*	MSG Networks Inc. Class A	1,138,709	10,897
*	Green Brick Partners Inc.	661,222	10,646
	Kimball International Inc. Class B	1,009,180	10,637
	Scholastic Corp.	505,895	10,619
	Carriage Services Inc. Class A	475,058	10,599
*	Beazer Homes USA Inc.	792,006	10,454
*	Genesco Inc.	485,301	10,453
	Interface Inc. Class A	1,683,601	10,304
*,1	CarParts.com Inc.	940,672	10,169
*,1	Red Robin Gourmet Burgers Inc.	740,644	9,747
	News Corp. Class B	689,123	9,634
	Systemax Inc.	402,152	9,628
*	Clean Energy Fuels Corp.	3,724,530	9,237
*	Motorcar Parts of America Inc.	584,271	9,091
	Ethan Allen Interiors Inc.	666,214	9,021
*	MasterCraft Boat Holdings Inc.	513,151	8,975
	Hooker Furniture Corp.	344,054	8,887
*	El Pollo Loco Holdings Inc.	539,951	8,747
[1]	AMC Entertainment Holdings Inc. Class A	1,833,003	8,633
*	Noodles & Co. Class A	1,256,036	8,629
	Haverty Furniture Cos. Inc.	402,249	8,423
*,1	Party City Holdco Inc.	3,154,518	8,202
*	Fossil Group Inc.	1,414,946	8,122
	A-Mark Precious Metals Inc.	240,574	8,112
*	Lovesac Co.	284,176	7,875
	Clarus Corp.	545,233	7,699
[1]	Shoe Carnival Inc.	224,919	7,553
*	Golden Entertainment Inc.	533,918	7,384
*	Turtle Beach Corp.	402,755	7,330
*,1	Akoustis Technologies Inc.	896,167	7,313
*	TravelCenters of America Inc.	370,262	7,235
*	Lindblad Expeditions Holdings Inc.	849,968	7,233
	Citi Trends Inc.	286,431	7,155
*	Aspen Group Inc.	631,562	7,055
	Rocky Brands Inc.	277,648	6,894
[1]	Dillard's Inc. Class A	187,056	6,831
	Superior Group of Cos. Inc.	281,058	6,529
*	Carrols Restaurant Group Inc.	972,026	6,270
*,1	Daily Journal Corp.	25,274	6,116
*	Boston Omaha Corp. Class A	370,603	5,930
*	Del Taco Restaurants Inc.	713,728	5,853
*	Liberty Media Corp.-Liberty Braves Class A	278,237	5,810
*	Liquidity Services Inc.	767,886	5,728
*,1	Blink Charging Co.	551,314	5,684
	National CineMedia Inc.	2,007,893	5,451
	RCI Hospitality Holdings Inc.	258,506	5,274
*	Clear Channel Outdoor Holdings Inc.	5,271,859	5,272
	Entercom Communications Corp. Class A	3,218,377	5,182
[2]	Wayside Technology Group Inc.	223,357	5,148
*	Cooper-Standard Holdings Inc.	377,173	4,982
*	American Outdoor Brands Inc.	382,320	4,982

		Shares	Market Value ($000)
	Nathan's Famous Inc.	96,938	4,968
[1]	Flexsteel Industries Inc.	205,657	4,936
	Escalade Inc.	268,759	4,916
*,1	Casper Sleep Inc.	674,581	4,850
*	Fiesta Restaurant Group Inc.	503,308	4,716
*	Conn's Inc.	442,911	4,686
	Cato Corp. Class A	595,368	4,656
*	BBX Capital Corp.	346,933	4,645
*	Century Casinos Inc.	845,854	4,635
	Tilly's Inc. Class A	754,341	4,549
*	Regis Corp.	737,773	4,530
*	OneWater Marine Inc. Class A	221,073	4,530
*	Universal Technical Institute Inc.	887,316	4,508
*	Gaia Inc. Class A	454,084	4,464
	Movado Group Inc.	443,817	4,412
[1]	Big 5 Sporting Goods Corp.	576,882	4,315
*	VOXX International Corp. Class A	558,673	4,296
*,1	Hovnanian Enterprises Inc. Class A	128,390	4,175
[1]	Gannett Co. Inc.	3,127,364	4,066
	Tribune Publishing Co.	348,497	4,063
*,1	Lakeland Industries Inc.	197,547	3,911
*,1	Alta Equipment Group Inc.	496,300	3,886
	Marcus Corp.	496,665	3,839
*,1	Duluth Holdings Inc. Class B	311,560	3,807
*	Vera Bradley Inc.	617,233	3,771
*,1	LiveXLive Media Inc.	1,452,701	3,770
*	Lincoln Educational Services Corp.	679,800	3,752
	Hamilton Beach Brands Holding Co. Class A	192,248	3,739
*	Lands' End Inc.	272,581	3,552
	Bassett Furniture Industries Inc.	259,296	3,547
*	Container Store Group Inc.	563,280	3,498
*,1	Vuzix Corp.	733,320	3,344
*,1	Funko Inc. Class A	563,223	3,261
*	Zovio Inc. Class A	809,284	3,237
	Marine Products Corp.	201,101	3,145
	Weyco Group Inc.	193,893	3,135
	Educational Development Corp.	183,533	3,078
	Strattec Security Corp.	154,397	3,072
*	Delta Apparel Inc.	211,648	3,016
*	LMP Automotive Holdings Inc.	108,641	2,949
*,1	Arcimoto Inc.	446,724	2,939
	Lifetime Brands Inc.	304,548	2,878
*	J Alexander's Holdings Inc. Class A	546,582	2,842
*	Lazydays Holdings Inc.	223,469	2,834
*	Barnes & Noble Education Inc.	1,027,326	2,650
*	Mesa Air Group Inc.	898,143	2,650
*,1	RumbleON Inc. Class B	98,005	2,612
*	Fluent Inc.	1,032,518	2,561
	Chico's FAS Inc.	2,608,377	2,537
*	Houghton Mifflin Harcourt Co.	1,464,841	2,534
*	Leaf Group Ltd.	504,460	2,532
*	MDC Partners Inc. Class A	1,552,977	2,500
*,1	Cumulus Media Inc. Class A	459,474	2,467
*	Liberty TripAdvisor Holdings Inc. Class A	1,400,296	2,422
*	Legacy Housing Corp.	175,028	2,394
	Saga Communications Inc. Class A	118,530	2,356
*,1	Kirkland's Inc.	266,518	2,188
*	ZAGG Inc.	780,631	2,186

		Shares	Market Value ($000)
*	Biglari Holdings Inc. Class A	4,283	2,089
*	Marchex Inc. Class B	968,568	2,053
	Entravision Communications Corp. Class A	1,328,107	2,019
*	Envela Corp.	450,051	1,931
*,1	Potbelly Corp.	502,785	1,906
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	131,647	1,900
*,1	Kura Sushi USA Inc. Class A	136,273	1,785
	Acme United Corp.	74,339	1,712
*	Reading International Inc. Class A	520,477	1,676
*	Full House Resorts Inc.	803,159	1,558
*,1	Drive Shack Inc.	1,365,539	1,529
*	iMedia Brands Inc.	229,675	1,332
	Emerald Holding Inc.	625,336	1,276
*	Lee Enterprises Inc.	1,439,334	1,207
*	Red Lion Hotels Corp.	544,100	1,170
*,1	Revlon Inc. Class A	177,613	1,122
	Townsquare Media Inc. Class A	239,377	1,115
*	Biglari Holdings Inc. Class B	12,371	1,101
*,1	VistaGen Therapeutics Inc.	1,491,406	1,039
*	Travelzoo	153,651	988
*	PlayAGS Inc.	270,728	958
*	Build-A-Bear Workshop Inc.	380,602	951
*	New Home Co. Inc.	166,033	903
*	Kewaunee Scientific Corp.	97,556	872
*	Urban One Inc.	725,453	849
*,1	Luby's Inc.	280,313	802
*	ONE Group Hospitality Inc.	398,718	797
	Rush Enterprises Inc. Class B	17,079	757
*	HyreCar Inc.	238,994	753
*	FlexShopper Inc.	424,874	752
	Crown Crafts Inc.	123,894	700
*,1	Corsair Gaming Inc.	31,970	643
*,1	SRAX Inc. Class A	204,105	604
*	Superior Industries International Inc.	435,941	545
*	Good Times Restaurants Inc.	350,735	505
*	Charles & Colvard Ltd.	609,632	500
*	Vince Holding Corp.	85,346	462
	Ark Restaurants Corp.	42,422	461
	Canterbury Park Holding Corp.	35,605	434
*	BBQ Holdings Inc.	118,073	391
	Beasley Broadcast Group Inc. Class A	311,177	386
	A H Belo Corp. Class A	264,209	373
*,1	Dolphin Entertainment Inc.	449,108	310
*,1	Monaker Group Inc.	129,486	286
*	Allied Esports Entertainment Inc.	209,641	264
[1]	Salem Media Group Inc. Class A	220,213	202
	Jerash Holdings US Inc.	41,854	190
	CompX International Inc.	12,502	187
*,1	Destination XL Group Inc.	694,087	179
*	Mediaco Holding Inc. Class A	67,571	175
*,1	Eastside Distilling Inc.	144,325	165
*,1	Francesca's Holdings Corp.	50,958	137
*,1	Express Inc.	220,516	135
*,1	Hertz Global Holdings Inc.	106,778	119
*	Zedge Inc. Class B	81,694	119
*,1	Sequential Brands Group Inc.	21,522	100
*	Unique Fabricating Inc.	26,466	89
*,1	Rave Restaurant Group Inc.	135,922	60

		Shares	Market Value ($000)
*	Live Ventures Inc.	3,993	34
*,1	J. Jill Inc.	48,619	26
*	Hovnanian Enterprises Inc. Class B	772	25
			152,832,424
Consumer Staples (5.5%)
	Procter & Gamble Co.	69,634,907	9,678,556
	PepsiCo Inc.	38,822,665	5,380,821
	Coca-Cola Co.	108,402,861	5,351,849
	Philip Morris International Inc.	43,635,280	3,272,210
	Mondelez International Inc. Class A	39,984,252	2,297,095
	CVS Health Corp.	36,690,558	2,142,729
	Altria Group Inc.	52,121,671	2,013,981
	Colgate-Palmolive Co.	23,979,815	1,850,043
	Kimberly-Clark Corp.	9,540,425	1,408,739
	General Mills Inc.	17,120,451	1,055,989
	Constellation Brands Inc. Class A	4,478,142	848,653
	Sysco Corp.	13,558,975	843,639
*	Monster Beverage Corp.	10,285,121	824,867
	Clorox Co.	3,537,411	743,458
	Walgreens Boots Alliance Inc.	20,683,420	742,948
	Archer-Daniels-Midland Co.	15,565,552	723,642
	Kroger Co.	20,723,590	702,737
	McKesson Corp.	4,539,018	675,996
	McCormick & Co. Inc. (Non-Voting)	3,471,605	673,839
	Brown-Forman Corp. Class B	8,662,033	652,424
	Church & Dwight Co. Inc.	6,946,692	650,974
	Corteva Inc.	20,993,202	604,814
	Hershey Co.	4,132,211	592,311
	Kraft Heinz Co.	18,827,910	563,896
	Tyson Foods Inc. Class A	8,253,003	490,889
	Kellogg Co.	7,212,467	465,853
	Conagra Brands Inc.	13,037,391	465,565
	AmerisourceBergen Corp. Class A	3,947,467	382,588
	Hormel Foods Corp.	7,506,385	366,987
	J M Smucker Co.	3,036,666	350,796
	Keurig Dr Pepper Inc.	11,859,818	327,331
	Lamb Weston Holdings Inc.	4,074,719	270,032
	Campbell Soup Co.	5,519,035	266,956
*	Boston Beer Co. Inc. Class A	250,096	220,925
*	Beyond Meat Inc.	1,315,071	218,381
	Casey's General Stores Inc.	1,036,387	184,114
	Bunge Ltd.	3,727,134	170,330
	Molson Coors Beverage Co. Class B	4,934,626	165,606
*	Darling Ingredients Inc.	4,531,794	163,281
*	Post Holdings Inc.	1,710,563	147,108
*	Herbalife Nutrition Ltd.	3,103,290	144,768
*	Helen of Troy Ltd.	709,891	137,378
	Ingredion Inc.	1,781,526	134,826
*	Performance Food Group Co.	3,720,965	128,820
*	US Foods Holding Corp.	5,585,202	124,103
	Flowers Foods Inc.	5,055,303	122,996
*	Freshpet Inc.	1,072,553	119,751
	Lancaster Colony Corp.	529,818	94,731
*	Grocery Outlet Holding Corp.	2,325,004	91,419
*	Hain Celestial Group Inc.	2,272,298	77,940
	WD-40 Co.	384,536	72,796
	Nu Skin Enterprises Inc. Class A	1,447,780	72,519
*	Sprouts Farmers Market Inc.	3,293,896	68,941

		Shares	Market Value ($000)
	Energizer Holdings Inc.	1,725,187	67,524
	Sanderson Farms Inc.	558,569	65,894
	Spectrum Brands Holdings Inc.	1,144,198	65,402
*	TreeHouse Foods Inc.	1,586,946	64,319
	Primo Water Corp.	4,226,706	60,019
*	Simply Good Foods Co.	2,406,436	53,062
	J & J Snack Foods Corp.	398,347	51,940
	Medifast Inc.	306,940	50,476
[1]	B&G Foods Inc.	1,792,286	49,772
	Reynolds Consumer Products Inc.	1,440,656	44,113
*	Edgewell Personal Care Co.	1,511,695	42,146
*	Hostess Brands Inc. Class A	3,341,524	41,201
	Core-Mark Holding Co. Inc.	1,232,132	35,646
	Vector Group Ltd.	3,617,386	35,052
*	Cal-Maine Foods Inc.	907,406	34,817
	Coca-Cola Consolidated Inc.	134,757	32,433
	Calavo Growers Inc.	430,920	28,557
	Universal Corp.	634,900	26,590
*	USANA Health Sciences Inc.	349,458	25,738
[1]	Utz Brands Inc.	1,305,600	23,370
*	BellRing Brands Inc. Class A	1,101,473	22,845
*	United Natural Foods Inc.	1,513,331	22,503
*,1	National Beverage Corp.	319,639	21,739
	Weis Markets Inc.	445,533	21,386
*	Pilgrim's Pride Corp.	1,321,056	19,770
	Seaboard Corp.	6,882	19,522
	Fresh Del Monte Produce Inc.	795,799	18,240
	John B Sanfilippo & Son Inc.	238,350	17,967
[1]	PetMed Express Inc.	527,138	16,668
	Andersons Inc.	833,173	15,972
*,1	GrowGeneration Corp.	984,200	15,727
	ACCO Brands Corp.	2,665,166	15,458
	MGP Ingredients Inc.	383,209	15,229
	SpartanNash Co.	903,904	14,779
*	Celsius Holdings Inc.	649,429	14,749
	Ingles Markets Inc. Class A	377,698	14,368
*,1	Rite Aid Corp.	1,493,520	14,173
[1]	Tootsie Roll Industries Inc.	458,174	14,158
*	Chefs' Warehouse Inc.	894,376	13,004
*	Landec Corp.	1,175,191	11,423
*,2	Lifevantage Corp.	891,847	10,765
[1]	Turning Point Brands Inc.	338,098	9,433
	Oil-Dri Corp. of America	260,969	9,335
*	Craft Brew Alliance Inc.	522,398	8,620
*	Whole Earth Brands Inc.	1,007,409	8,402
*	Veru Inc.	3,176,209	8,322
	Limoneira Co.	581,211	8,311
	Alico Inc.	289,859	8,296
*,1	HF Foods Group Inc.	1,079,144	7,133
*	Seneca Foods Corp. Class A	197,843	7,069
*,1	Vital Farms Inc.	169,218	6,858
	Village Super Market Inc. Class A	247,358	6,087
*,1	NewAge Inc.	2,687,208	4,649
*	Nature's Sunshine Products Inc.	351,462	4,066
*,1	AquaBounty Technologies Inc.	795,989	3,566
*,1	Blue Apron Holdings Inc. Class A	374,949	2,685
	Natural Grocers by Vitamin Cottage Inc.	261,649	2,580
	Ocean Bio-Chem Inc.	176,815	2,534

		Shares	Market Value ($000)
*	Farmer Bros Co.	543,382	2,402
*,1	22nd Century Group Inc.	3,650,521	2,339
*	Natural Alternatives International Inc.	213,624	1,613
*,1	Alkaline Water Co. Inc.	1,103,203	1,390
*	Calyxt Inc.	200,296	1,100
*	S&W Seed Co.	435,156	1,079
*	Bridgford Foods Corp.	54,329	995
*	Coffee Holding Co. Inc.	230,234	801
*	Reed's Inc.	639,859	594
*	Laird Superfood Inc.	11,716	537
	Mannatech Inc.	30,933	518
*,1	Arcadia Biosciences Inc.	165,644	464
	Rocky Mountain Chocolate Factory Inc.	162,623	436
*	Willamette Valley Vineyards Inc.	66,863	411
*	RiceBran Technologies	560,464	235
*	Lifeway Foods Inc.	43,222	217
*	Greenlane Holdings Inc. Class A	83,809	188
*,1	Youngevity International Inc.	260,865	157
			51,715,878
Energy (2.0%)
	Exxon Mobil Corp.	119,141,674	4,090,134
	Chevron Corp.	52,443,345	3,775,921
	ConocoPhillips	30,461,679	1,000,361
	Kinder Morgan Inc.	54,266,856	669,110
	Phillips 66	12,522,980	649,191
	EOG Resources Inc.	16,723,790	601,053
	Williams Cos. Inc.	28,027,116	550,733
	Marathon Petroleum Corp.	18,689,435	548,348
	Schlumberger NV	34,078,472	530,261
	Valero Energy Corp.	11,653,033	504,809
	Pioneer Natural Resources Co.	4,670,592	401,624
	Hess Corp.	8,199,905	335,622
	ONEOK Inc.	12,906,756	335,317
*	Cheniere Energy Inc.	6,393,227	295,815
	Halliburton Co.	23,734,027	285,995
	Concho Resources Inc.	6,074,811	268,021
*	Enphase Energy Inc.	3,181,097	262,727
	Baker Hughes Co. Class A	18,944,150	251,768
	Cabot Oil & Gas Corp.	11,126,017	193,148
	Occidental Petroleum Corp.	18,691,356	187,100
*	First Solar Inc.	2,384,732	157,869
	Diamondback Energy Inc.	5,146,236	155,005
*	Plug Power Inc.	11,158,296	149,633
	Targa Resources Corp.	7,209,386	101,148
	Equitrans Midstream Corp.	11,770,998	99,583
	EQT Corp.	7,393,668	95,600
	Parsley Energy Inc. Class A	10,052,744	94,094
	HollyFrontier Corp.	4,632,712	91,311
	Cimarex Energy Co.	3,582,974	87,174
[1]	New Fortress Energy Inc. Class A	1,941,454	85,443
	Ovintiv Inc.	8,080,919	65,940
*	WPX Energy Inc.	13,329,341	65,314
	Arcosa Inc.	1,372,985	60,535
	Marathon Oil Corp.	13,870,138	56,729
*	Renewable Energy Group Inc.	1,027,622	54,896
	Helmerich & Payne Inc.	3,637,933	53,296
	Antero Midstream Corp.	9,457,666	50,788
*	ChampionX Corp.	6,249,197	49,931

		Shares	Market Value ($000)
	Noble Energy Inc.	5,742,988	49,102
	Range Resources Corp.	6,826,553	45,192
*	PDC Energy Inc.	3,511,283	43,522
*	Southwestern Energy Co.	18,367,550	43,164
	National Oilwell Varco Inc.	4,684,610	42,443
*	CNX Resources Corp.	4,361,817	41,175
	Devon Energy Corp.	3,946,119	37,330
	World Fuel Services Corp.	1,702,610	36,078
*	Matador Resources Co.	3,909,565	32,293
	Cactus Inc. Class A	1,538,611	29,526
*	Dril-Quip Inc.	1,164,570	28,835
	Delek US Holdings Inc.	2,528,474	28,142
[1]	Continental Resources Inc.	2,285,566	28,067
*	TPI Composites Inc.	926,414	26,829
*,1	SunPower Corp.	2,074,959	25,958
	Archrock Inc.	4,708,703	25,333
	Apache Corp.	2,557,743	24,222
	Warrior Met Coal Inc.	1,416,074	24,186
*	Magnolia Oil & Gas Corp. Class A	4,295,346	22,207
*	Ameresco Inc. Class A	646,092	21,579
	Murphy Oil Corp.	2,373,877	21,175
*,1	Antero Resources Corp.	7,627,544	20,976
*	Bristow Group Inc. Class A	956,610	20,328
	Arch Resources Inc.	454,450	19,305
	Liberty Oilfield Services Inc. Class A	2,242,624	17,919
*	Green Plains Inc.	1,085,599	16,805
*	ProPetro Holding Corp.	3,980,725	16,162
*,1	FuelCell Energy Inc.	7,536,683	16,128
	CVR Energy Inc.	1,174,103	14,535
	DMC Global Inc.	432,614	14,250
	Core Laboratories NV	827,252	12,624
*,1	Pacific Ethanol Inc.	1,641,770	12,001
*	NOW Inc.	2,560,282	11,624
*	Bonanza Creek Energy Inc.	599,764	11,275
	Brigham Minerals Inc. Class A	1,248,737	11,139
*	REX American Resources Corp.	162,211	10,643
*	Par Pacific Holdings Inc.	1,352,244	9,155
	SunCoke Energy Inc.	2,663,409	9,109
*	American Superconductor Corp.	594,542	8,609
*	MRC Global Inc.	1,928,756	8,255
*,1,2	Gevo Inc.	7,975,846	7,973
*	Select Energy Services Inc. Class A	2,018,371	7,750
*	Tidewater Inc.	1,149,529	7,713
	Berry Corp.	2,268,374	7,191
*	Oceaneering International Inc.	1,975,311	6,953
	Solaris Oilfield Infrastructure Inc. Class A	1,054,200	6,684
*,1	W&T Offshore Inc.	3,678,217	6,621
*	Matrix Service Co.	753,042	6,288
*,1	Northern Oil & Gas Inc.	1,076,700	6,180
*	Talos Energy Inc.	931,149	6,006
	Patterson-UTI Energy Inc.	2,089,760	5,956
*	Trecora Resources	953,133	5,852
*,1	Penn Virginia Corp.	592,977	5,841
*	Helix Energy Solutions Group Inc.	2,334,177	5,625
*	RPC Inc.	2,074,457	5,477
*,1	Flotek Industries Inc.	1,892,315	5,128
	QEP Resources Inc.	5,399,460	4,875
*,1,3	Transocean Ltd.	5,399,898	4,357

		Shares	Market Value ($000)
*,1	Contango Oil & Gas Co.	2,879,498	3,858
*	Oil States International Inc.	1,366,383	3,730
*	Contura Energy Inc.	503,281	3,684
*	Montage Resources Corp.	830,492	3,646
*,1	NextDecade Corp.	1,215,320	3,622
	PBF Energy Inc. Class A	615,313	3,501
*	Exterran Corp.	805,228	3,350
*	Natural Gas Services Group Inc.	388,643	3,284
	Peabody Energy Corp.	1,326,966	3,052
*	Geospace Technologies Corp.	472,099	2,918
	NACCO Industries Inc. Class A	151,945	2,767
*,1	Centrus Energy Corp. Class A	318,791	2,668
	Falcon Minerals Corp.	978,363	2,387
*,1	Beam Global	191,823	2,333
*,1	Tellurian Inc.	2,785,052	2,219
*	Earthstone Energy Inc. Class A	844,295	2,187
*	Newpark Resources Inc.	2,021,421	2,122
*	Battalion Oil Corp.	260,525	2,058
*	Goodrich Petroleum Corp.	265,810	2,044
*	CONSOL Energy Inc.	409,542	1,814
*	Aemetis Inc.	556,657	1,781
*	Gulf Island Fabrication Inc.	550,313	1,722
*	NexTier Oilfield Solutions Inc.	896,572	1,659
[1]	Nabors Industries Ltd.	67,158	1,641
*,1	Centennial Resource Development Inc. Class A	2,582,797	1,556
*	VAALCO Energy Inc.	1,485,731	1,486
*,1	Callon Petroleum Co.	297,817	1,435
*	PrimeEnergy Resources Corp.	21,616	1,431
	Evolution Petroleum Corp.	633,497	1,419
*,1	Forum Energy Technologies Inc.	2,541,904	1,397
	Adams Resources & Energy Inc.	67,028	1,334
*	Gulfport Energy Corp.	2,490,175	1,313
*	Laredo Petroleum Inc.	127,993	1,254
*	Capstone Turbine Corp.	247,600	1,179
*	TETRA Technologies Inc.	2,198,176	1,123
*	SandRidge Energy Inc.	667,359	1,101
*	Altus Midstream Co. Class A	98,186	1,091
*,1	Epsilon Energy Ltd.	353,256	1,070
*,1	SEACOR Marine Holdings Inc.	510,798	1,037
*	MIND Technology Inc.	436,788	908
*,1	HighPeak Energy Inc.	121,216	815
*	Ramaco Resources Inc.	231,486	810
*,1	Smart Sand Inc.	595,423	780
*,1	SilverBow Resources Inc.	176,356	693
*	Dawson Geophysical Co.	390,258	687
*	Peck Co. Holdings Inc.	94,900	673
*,1	Ring Energy Inc.	960,225	653
*	PEDEVCO Corp.	384,992	574
	SM Energy Co.	314,433	500
*,1	KLX Energy Services Holdings Inc.	115,505	479
*,1	Abraxas Petroleum Corp.	3,158,351	461
*	Ranger Energy Services Inc. Class A	176,415	460
[1]	Amplify Energy Corp.	538,706	459
*,1	American Resources Corp. Class A	296,782	445
*,1	ION Geophysical Corp.	295,671	443
*,1	Torchlight Energy Resources Inc.	1,643,030	427
*	Orbital Energy Group Inc.	688,520	427
	Panhandle Oil & Gas Inc. Class A	293,956	420

		Shares	Market Value ($000)
*	Profire Energy Inc.	515,213	381
*,1	HighPoint Resources Corp.	1,589,661	366
*,1	Oasis Petroleum Inc.	1,153,148	323
	Hallador Energy Co.	426,171	278
	Sundance Energy Inc.	114,286	265
*,1	Nine Energy Service Inc.	194,528	220
*,1	US Well Services Inc. Class A	637,279	172
*,1	Whiting Petroleum Corp.	7,097	123
*	Independence Contract Drilling Inc.	40,118	98
*,1	FTS International Inc.	22,897	76
*	NCS Multistage Holdings Inc.	123,051	73
*,1	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	19
*	Mammoth Energy Services Inc.	9,379	15
*	Superior Drilling Products Inc.	26,574	11
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	8,839	5
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	9,555	3
			18,457,832
Financials (9.7%)
*	Berkshire Hathaway Inc. Class B	52,260,323	11,128,313
	JPMorgan Chase & Co.	83,953,276	8,082,182
	Bank of America Corp.	218,580,743	5,265,610
	Wells Fargo & Co.	109,729,144	2,579,732
	Citigroup Inc.	58,359,242	2,515,867
	S&P Global Inc.	6,755,395	2,435,995
	BlackRock Inc.	4,062,364	2,289,345
	Goldman Sachs Group Inc.	9,644,377	1,938,230
	CME Group Inc.	10,058,039	1,682,811
	Marsh & McLennan Cos. Inc.	14,200,715	1,628,822
	Morgan Stanley	33,158,193	1,603,199
	Progressive Corp.	16,383,842	1,551,058
	Intercontinental Exchange Inc.	15,229,759	1,523,737
	Truist Financial Corp.	37,780,922	1,437,564
	US Bancorp	37,996,615	1,362,179
	Aon plc Class A	6,498,450	1,340,630
	PNC Financial Services Group Inc.	11,894,255	1,307,298
	Moody's Corp.	4,472,000	1,296,209
	Chubb Ltd.	10,762,801	1,249,776
	Charles Schwab Corp.	32,533,195	1,178,678
	Blackstone Group Inc. Class A	18,826,006	982,718
	Allstate Corp.	8,756,851	824,370
	MSCI Inc. Class A	2,228,734	795,168
	IHS Markit Ltd.	10,007,466	785,686
	T. Rowe Price Group Inc.	6,033,209	773,578
	Travelers Cos. Inc.	7,105,050	768,695
	Bank of New York Mellon Corp.	22,351,567	767,553
	Willis Towers Watson plc	3,616,430	755,183
	MetLife Inc.	19,050,193	708,096
	Prudential Financial Inc.	11,067,346	702,998
	Aflac Inc.	18,976,838	689,808
	American International Group Inc.	24,167,837	665,341
	Arthur J Gallagher & Co.	5,368,084	566,762
	State Street Corp.	9,377,849	556,388
	First Republic Bank	4,771,410	520,370
	Ameriprise Financial Inc.	3,374,437	520,034
	KKR & Co. Inc.	14,891,808	511,385
	Discover Financial Services	8,598,320	496,811
	MarketAxess Holdings Inc.	1,010,972	486,874
	Northern Trust Corp.	5,543,154	432,200

		Shares	Market Value ($000)
	Broadridge Financial Solutions Inc.	3,227,895	426,082
	Fifth Third Bancorp	19,954,942	425,439
	Nasdaq Inc.	3,222,419	395,423
	Hartford Financial Services Group Inc.	10,035,421	369,906
*	Markel Corp.	368,001	358,323
	FactSet Research Systems Inc.	1,064,593	356,511
*	SVB Financial Group	1,452,244	349,439
	Cincinnati Financial Corp.	4,280,751	333,770
*	Berkshire Hathaway Inc. Class A	1,041	333,121
	KeyCorp	27,320,977	325,939
*	Arch Capital Group Ltd.	10,854,706	317,500
	M&T Bank Corp.	3,407,517	313,798
	E*TRADE Financial Corp.	6,200,141	310,317
	Regions Financial Corp.	26,860,370	309,700
	Principal Financial Group Inc.	7,674,967	309,071
	Brown & Brown Inc.	6,718,085	304,128
	Citizens Financial Group Inc.	11,949,990	302,096
	TD Ameritrade Holding Corp.	7,572,121	296,449
	Annaly Capital Management Inc.	39,372,385	280,331
	Cboe Global Markets Inc.	3,051,788	267,764
	Ally Financial Inc.	10,461,090	262,260
	Huntington Bancshares Inc.	28,487,071	261,226
	Apollo Global Management Inc. Class A	5,808,346	259,923
	RenaissanceRe Holdings Ltd.	1,436,399	243,814
	Fidelity National Financial Inc.	7,774,218	243,411
	Loews Corp.	6,662,879	231,535
	W R Berkley Corp.	3,743,205	228,897
	Everest Re Group Ltd.	1,116,782	220,609
	Raymond James Financial Inc.	3,013,701	219,277
	AGNC Investment Corp.	15,564,528	216,503
	Globe Life Inc.	2,675,195	213,748
	Equitable Holdings Inc.	11,320,172	206,480
	Assurant Inc.	1,680,264	203,833
	Alleghany Corp.	382,086	198,857
	SEI Investments Co.	3,687,877	187,049
	Reinsurance Group of America Inc.	1,895,622	180,444
*	Athene Holding Ltd. Class A	5,197,582	177,134
	LPL Financial Holdings Inc.	2,230,741	171,031
	Voya Financial Inc.	3,529,406	169,164
	Lincoln National Corp.	5,303,995	166,174
	Commerce Bancshares Inc.	2,801,210	157,680
	Franklin Resources Inc.	7,590,805	154,473
	First American Financial Corp.	2,991,293	152,287
	Comerica Inc.	3,874,156	148,186
	Erie Indemnity Co. Class A	703,231	147,875
	Invesco Ltd.	12,925,442	147,479
	First Horizon National Corp.	15,439,872	145,598
	American Financial Group Inc.	2,113,790	141,582
	Zions Bancorp NA	4,571,886	133,591
	East West Bancorp Inc.	3,980,505	130,322
	Prosperity Bancshares Inc.	2,475,397	128,300
	Tradeweb Markets Inc. Class A	2,168,701	125,785
	Primerica Inc.	1,109,824	125,565
	People's United Financial Inc.	12,016,648	123,892
	Ares Management Corp. Class A	3,026,004	122,311
	Carlyle Group Inc.	4,935,092	121,749
	Old Republic International Corp.	8,148,387	120,107
	Signature Bank	1,446,511	120,046

		Shares	Market Value ($000)
	Kemper Corp.	1,743,208	116,499
	Eaton Vance Corp.	3,036,620	115,847
	Starwood Property Trust Inc.	7,572,245	114,265
	Kinsale Capital Group Inc.	599,698	114,051
	Essent Group Ltd.	3,011,680	111,462
	First Financial Bankshares Inc.	3,791,106	105,810
	New York Community Bancorp Inc.	12,326,569	101,941
	Cullen/Frost Bankers Inc.	1,584,958	101,358
	Interactive Brokers Group Inc. Class A	2,094,789	101,241
	Jefferies Financial Group Inc.	5,600,593	100,811
	RLI Corp.	1,186,221	99,322
	TCF Financial Corp.	4,243,191	99,121
	South State Corp.	1,977,768	95,230
	Morningstar Inc.	592,880	95,222
	Axis Capital Holdings Ltd.	2,137,539	94,137
	New Residential Investment Corp.	11,701,557	93,027
*,1	Credit Acceptance Corp.	274,602	92,991
	Stifel Financial Corp.	1,825,065	92,275
	Lazard Ltd. Class A	2,788,331	92,154
*	Cannae Holdings Inc.	2,451,963	91,360
	Janus Henderson Group plc	4,172,904	90,635
	Hanover Insurance Group Inc.	942,165	87,791
	Unum Group	5,180,876	87,194
	Blackstone Mortgage Trust Inc. Class A	3,908,579	85,871
	Selective Insurance Group Inc.	1,661,778	85,565
	Popular Inc.	2,344,833	85,047
	Glacier Bancorp Inc.	2,645,722	84,795
	MGIC Investment Corp.	9,532,512	84,458
	Houlihan Lokey Inc. Class A	1,425,732	84,189
	Affiliated Managers Group Inc.	1,226,903	83,896
	SLM Corp.	10,352,034	83,748
	Synovus Financial Corp.	3,928,875	83,174
	Community Bank System Inc.	1,490,941	81,197
	Western Alliance Bancorp	2,554,730	80,781
	Radian Group Inc.	5,391,656	78,772
	United Bankshares Inc.	3,601,916	77,333
	Valley National Bancorp	10,762,063	73,720
	Bank OZK	3,424,345	73,007
	Pinnacle Financial Partners Inc.	2,034,304	72,401
*	Brighthouse Financial Inc.	2,607,197	70,160
	PennyMac Financial Services Inc.	1,176,526	68,380
*,1	LendingTree Inc.	221,394	67,944
	Webster Financial Corp.	2,519,012	66,527
*	Trupanion Inc.	836,952	66,036
	Wintrust Financial Corp.	1,638,828	65,635
	Umpqua Holdings Corp.	6,122,917	65,025
	OneMain Holdings Inc.	2,062,008	64,438
	National General Holdings Corp.	1,892,915	63,886
	White Mountains Insurance Group Ltd.	81,932	63,825
*	Palomar Holdings Inc.	610,729	63,662
	Home BancShares Inc.	4,195,711	63,607
	Artisan Partners Asset Management Inc. Class A	1,625,042	63,360
	Virtu Financial Inc. Class A	2,752,911	63,344
	Evercore Inc. Class A	965,657	63,212
	CNO Financial Group Inc.	3,915,453	62,804
	UMB Financial Corp.	1,277,469	62,609
	FirstCash Inc.	1,089,819	62,349
	FNB Corp.	9,082,612	61,580

		Shares	Market Value ($000)
	PacWest Bancorp	3,508,283	59,921
	CVB Financial Corp.	3,590,890	59,716
	Old National Bancorp	4,605,643	57,847
	Bank of Hawaii Corp.	1,140,856	57,636
	Federated Hermes Inc. Class B	2,670,368	57,440
	Sterling Bancorp	5,442,564	57,256
*,1	Rocket Cos. Inc. Class A	2,852,697	56,854
	BankUnited Inc.	2,571,910	56,351
*	Genworth Financial Inc. Class A	16,668,545	55,840
	American Equity Investment Life Holding Co.	2,534,927	55,743
*,1	Open Lending Corp. Class A	2,175,164	55,467
	Associated Banc-Corp	4,354,922	54,959
	BancorpSouth Bank	2,819,930	54,650
*	eHealth Inc.	688,002	54,352
*	Enstar Group Ltd.	336,168	54,291
	Moelis & Co. Class A	1,538,625	54,067
[1]	Chimera Investment Corp.	6,566,945	53,849
	Pacific Premier Bancorp Inc.	2,655,609	53,484
	First Hawaiian Inc.	3,656,206	52,905
	CIT Group Inc.	2,931,194	51,911
*	PRA Group Inc.	1,264,146	50,503
	Hamilton Lane Inc. Class A	775,367	50,081
	Columbia Banking System Inc.	2,052,173	48,944
	Assured Guaranty Ltd.	2,272,851	48,821
	Independent Bank Corp.	912,666	47,805
	Investors Bancorp Inc.	6,456,236	46,872
	Atlantic Union Bankshares Corp.	2,191,714	46,837
	Cathay General Bancorp	2,151,218	46,638
	Hancock Whitney Corp.	2,453,729	46,155
	Navient Corp.	5,434,632	45,923
*	Mr Cooper Group Inc.	2,035,985	45,443
	PennyMac Mortgage Investment Trust	2,796,992	44,948
	Independent Bank Group Inc.	1,015,006	44,843
	Washington Federal Inc.	2,145,089	44,747
*	Texas Capital Bancshares Inc.	1,418,727	44,165
	Walker & Dunlop Inc.	831,934	44,092
	ServisFirst Bancshares Inc.	1,282,983	43,660
	Simmons First National Corp. Class A	2,719,066	43,111
	Ameris Bancorp	1,875,593	42,726
	Fulton Financial Corp.	4,574,556	42,681
	Hilltop Holdings Inc.	2,056,211	42,317
	Two Harbors Investment Corp.	8,272,052	42,105
*	NMI Holdings Inc. Class A	2,321,502	41,323
	United Community Banks Inc.	2,438,548	41,285
	BOK Financial Corp.	778,206	40,085
	WesBanco Inc.	1,836,928	39,237
	International Bancshares Corp.	1,498,964	39,063
	WSFS Financial Corp.	1,442,129	38,894
	Westamerica Bancorp	714,631	38,840
	Horace Mann Educators Corp.	1,146,878	38,306
	First Interstate BancSystem Inc. Class A	1,191,565	37,951
	Apollo Commercial Real Estate Finance Inc.	4,168,162	37,555
	James River Group Holdings Ltd.	828,257	36,882
	Cohen & Steers Inc.	652,678	36,380
	First Merchants Corp.	1,560,851	36,149
	Capitol Federal Financial Inc.	3,895,001	36,087
	MFA Financial Inc.	13,441,478	36,023
	Piper Sandler Cos.	492,779	35,973

		Shares	Market Value ($000)
	PJT Partners Inc. Class A	583,854	35,387
	Trustmark Corp.	1,651,724	35,363
	Flagstar Bancorp Inc.	1,179,373	34,945
[1]	Broadmark Realty Capital Inc.	3,527,071	34,777
	Park National Corp.	416,796	34,161
	First Midwest Bancorp Inc.	3,150,751	33,965
	Renasant Corp.	1,490,923	33,874
*	Axos Financial Inc.	1,452,006	33,846
	Stewart Information Services Corp.	748,031	32,711
	Mercury General Corp.	790,131	32,688
	Goosehead Insurance Inc. Class A	375,580	32,521
*	Encore Capital Group Inc.	833,304	32,157
	Santander Consumer USA Holdings Inc.	1,753,686	31,900
[1]	Arbor Realty Trust Inc.	2,774,697	31,826
	First Bancorp (XNYS)	6,026,650	31,459
	Argo Group International Holdings Ltd.	913,613	31,456
	NBT Bancorp Inc.	1,166,900	31,296
	First Financial Bancorp	2,606,444	31,290
	Towne Bank	1,901,017	31,177
	AMERISAFE Inc.	543,148	31,155
	Northwest Bancshares Inc.	3,385,982	31,151
	Heartland Financial USA Inc.	1,011,758	30,348
	Cadence Bancorp Class A	3,503,797	30,098
	Banner Corp.	930,362	30,013
*,1	eXp World Holdings Inc.	743,770	30,004
	Sandy Spring Bancorp Inc.	1,272,269	29,364
	Virtus Investment Partners Inc.	210,435	29,177
	Safety Insurance Group Inc.	414,578	28,643
	BancFirst Corp.	694,912	28,380
*	Focus Financial Partners Inc. Class A	865,000	28,363
	First Citizens BancShares Inc. Class A	86,354	27,528
	Lakeland Financial Corp.	662,011	27,275
	New York Mortgage Trust Inc.	10,488,876	26,747
	Waddell & Reed Financial Inc. Class A	1,716,574	25,491
*	Seacoast Banking Corp. of Florida	1,401,548	25,270
	Hope Bancorp Inc.	3,314,413	25,140
	Nelnet Inc. Class A	415,284	25,021
	Provident Financial Services Inc.	2,038,744	24,873
	City Holding Co.	430,636	24,809
	Redwood Trust Inc.	3,232,387	24,308
	Employers Holdings Inc.	796,873	24,105
	iStar Inc.	2,010,560	23,745
	FB Financial Corp.	921,934	23,159
	Veritex Holdings Inc.	1,354,246	23,063
	ProAssurance Corp.	1,473,470	23,045
*	BRP Group Inc. Class A	924,189	23,022
	OceanFirst Financial Corp.	1,669,050	22,849
	First Busey Corp.	1,414,765	22,481
	First Commonwealth Financial Corp.	2,883,738	22,320
	National Bank Holdings Corp. Class A	845,421	22,192
	Southside Bancshares Inc.	904,239	22,091
	TFS Financial Corp.	1,490,239	21,892
*	StoneX Group Inc.	421,988	21,589
	Eagle Bancorp Inc.	797,749	21,372
	Live Oak Bancshares Inc.	843,224	21,359
	Brightsphere Investment Group Inc.	1,651,315	21,302
	Tompkins Financial Corp.	370,861	21,069
*	Triumph Bancorp Inc.	659,096	20,524

		Shares	Market Value ($000)
	Stock Yards Bancorp Inc.	582,895	19,842
	BGC Partners Inc. Class A	8,178,912	19,629
	Ladder Capital Corp. Class A	2,669,834	19,009
	S&T Bancorp Inc.	1,073,782	18,995
	Great Western Bancorp Inc.	1,506,428	18,755
	German American Bancorp Inc.	688,238	18,679
	Brookline Bancorp Inc.	2,133,927	18,448
	OFG Bancorp	1,472,581	18,348
	Heritage Financial Corp.	995,860	18,314
	Enterprise Financial Services Corp.	655,329	17,871
	First Bancorp (XNGS)	842,432	17,632
	Meta Financial Group Inc.	892,598	17,156
	TriCo Bancshares	700,404	17,153
	Premier Financial Corp.	1,100,973	17,148
*	Columbia Financial Inc.	1,502,876	16,682
	ARMOUR Residential REIT Inc.	1,749,311	16,636
	Kearny Financial Corp.	2,295,856	16,553
*	GoHealth Inc. Class A	1,265,346	16,481
	National Western Life Group Inc. Class A	89,168	16,297
*	Ambac Financial Group Inc.	1,250,324	15,967
	Capstead Mortgage Corp.	2,785,436	15,654
*,1	Lemonade Inc.	312,729	15,549
	American National Group Inc.	229,848	15,522
*	Third Point Reinsurance Ltd.	2,165,034	15,047
	HomeStreet Inc.	583,660	15,035
	TPG RE Finance Trust Inc.	1,753,043	14,831
	Berkshire Hills Bancorp Inc.	1,436,667	14,525
	KKR Real Estate Finance Trust Inc.	877,101	14,498
	Ellington Financial Inc.	1,182,255	14,494
	Federal Agricultural Mortgage Corp. Class C	224,510	14,292
	Meridian Bancorp Inc.	1,356,505	14,040
	TrustCo Bank Corp.	2,653,737	13,853
	Banc of California Inc.	1,362,083	13,784
*	Nicolet Bankshares Inc.	248,085	13,548
	First Foundation Inc.	1,024,306	13,388
	Washington Trust Bancorp Inc.	436,146	13,372
	Bryn Mawr Bank Corp.	535,117	13,308
	Northfield Bancorp Inc.	1,457,514	13,293
*	World Acceptance Corp.	125,938	13,293
*	Watford Holdings Ltd.	576,577	13,227
	Origin Bancorp Inc.	613,118	13,096
	Boston Private Financial Holdings Inc.	2,355,739	13,004
*	StepStone Group Inc. Class A	484,833	12,901
	ConnectOne Bancorp Inc.	898,605	12,643
	First Bancshares Inc.	602,772	12,640
	Lakeland Bancorp Inc.	1,268,031	12,617
*	Enova International Inc.	767,682	12,582
	FBL Financial Group Inc. Class A	258,412	12,455
	Ready Capital Corp.	1,108,471	12,415
[1]	Bank First Corp.	210,100	12,333
	WisdomTree Investments Inc.	3,833,808	12,268
	Allegiance Bancshares Inc.	521,957	12,198
	United Fire Group Inc.	600,004	12,192
	B. Riley Financial Inc.	481,953	12,078
	Great Southern Bancorp Inc.	333,265	12,071
	Preferred Bank	374,212	12,020
	Cowen Inc. Class A	718,573	11,691
	Camden National Corp.	385,690	11,657

		Shares	Market Value ($000)
*	Assetmark Financial Holdings Inc.	528,313	11,486
	Universal Insurance Holdings Inc.	819,285	11,339
*	Bancorp Inc.	1,300,996	11,241
*	CrossFirst Bankshares Inc.	1,286,872	11,183
	Univest Financial Corp.	775,642	11,146
	Community Trust Bancorp Inc.	393,342	11,116
	Granite Point Mortgage Trust Inc.	1,562,012	11,075
	QCR Holdings Inc.	396,788	10,876
	Horizon Bancorp Inc.	1,068,815	10,784
	First Financial Corp.	337,405	10,595
	Central Pacific Financial Corp.	766,511	10,402
*	MBIA Inc.	1,684,594	10,209
	Heritage Commerce Corp.	1,527,077	10,163
*	International Money Express Inc.	706,388	10,147
	Arrow Financial Corp.	398,752	10,005
	Diamond Hill Investment Group Inc.	79,032	9,983
*	TriState Capital Holdings Inc.	747,734	9,900
	Cambridge Bancorp	185,847	9,880
	Dime Community Bancshares Inc.	867,592	9,812
	Orchid Island Capital Inc.	1,955,754	9,798
	Waterstone Financial Inc.	625,479	9,689
	Bank of Marin Bancorp	328,322	9,508
	Peoples Bancorp Inc.	492,950	9,410
	CBTX Inc.	562,889	9,198
	Bar Harbor Bankshares	438,959	9,021
*	Customers Bancorp Inc.	789,372	8,841
	Hingham Institution For Savings	47,658	8,769
	Republic Bancorp Inc. Class A	309,849	8,725
	Merchants Bancorp	442,301	8,718
	First of Long Island Corp.	580,775	8,601
	Investors Title Co.	65,323	8,496
*	LendingClub Corp.	1,791,601	8,438
	Business First Bancshares Inc.	544,987	8,175
[1]	Dynex Capital Inc.	529,957	8,061
*	EZCORP Inc. Class A	1,591,509	8,005
	HCI Group Inc.	161,574	7,964
	Bridge Bancorp Inc.	449,504	7,835
	First Mid Bancshares Inc.	313,659	7,826
	FS Bancorp Inc.	184,925	7,582
	Hanmi Financial Corp.	914,173	7,505
	Altabancorp	372,672	7,498
	First Community Bankshares Inc.	414,894	7,489
	Flushing Financial Corp.	711,016	7,480
	Midland States Bancorp Inc.	579,201	7,443
	Mercantile Bank Corp.	411,473	7,415
*	Atlantic Capital Bancshares Inc.	651,803	7,398
	Independent Bank Corp.	584,438	7,346
	Farmers National Banc Corp.	665,513	7,267
	HomeTrust Bancshares Inc.	534,229	7,255
*,1	Citizens Inc. Class A	1,308,044	7,247
	Peapack-Gladstone Financial Corp.	470,960	7,135
	First Bancorp Inc.	337,415	7,113
	MidWestOne Financial Group Inc.	397,552	7,104
	1st Source Corp.	227,651	7,021
*	Oportun Financial Corp.	587,928	6,932
	Byline Bancorp Inc.	596,988	6,734
	State Auto Financial Corp.	488,708	6,725
	Victory Capital Holdings Inc. Class A	391,010	6,604

		Shares	Market Value ($000)
	Southern National Bancorp of Virginia Inc.	760,026	6,597
*	Spirit of Texas Bancshares Inc.	588,578	6,569
*	Equity Bancshares Inc. Class A	423,605	6,566
	Home Bancorp Inc.	269,969	6,520
	Guaranty Bancshares Inc.	260,194	6,476
	Reliant Bancorp Inc.	445,872	6,465
	Financial Institutions Inc.	416,171	6,409
[1]	Metrocity Bankshares Inc.	484,500	6,381
	Southern Missouri Bancorp Inc.	268,026	6,320
	MVB Financial Corp.	392,275	6,265
	CNB Financial Corp.	418,837	6,228
	Heritage Insurance Holdings Inc.	611,888	6,192
	Peoples Financial Services Corp.	177,354	6,165
	American National Bankshares Inc.	294,044	6,151
*	Metropolitan Bank Holding Corp.	218,227	6,110
	West Bancorp Inc.	382,938	6,066
	SmartFinancial Inc.	443,888	6,032
	Citizens & Northern Corp.	365,656	5,938
	Old Second Bancorp Inc.	788,692	5,911
*	Greenlight Capital Re Ltd. Class A	876,424	5,898
	Sierra Bancorp	343,025	5,759
	PCSB Financial Corp.	471,854	5,695
	Farmers & Merchants Bancorp Inc.	283,024	5,663
	Silvercrest Asset Management Group Inc. Class A	535,911	5,606
	Territorial Bancorp Inc.	275,714	5,578
	Northrim Bancorp Inc.	216,222	5,511
*	Amerant Bancorp Inc. Class A	588,526	5,479
	Safeguard Scientifics Inc.	999,402	5,477
*	Professional Holding Corp. Class A	406,962	5,457
*	Silvergate Capital Corp. Class A	375,980	5,414
	Civista Bancshares Inc.	426,141	5,335
[1]	First Capital Inc.	94,600	5,302
*	Southern First Bancshares Inc.	214,444	5,179
[1]	Fidelity D&D Bancorp Inc.	106,236	5,175
	Sculptor Capital Management Inc. Class A	440,752	5,174
	LCNB Corp.	376,339	5,137
*	Bridgewater Bancshares Inc.	525,404	4,986
	Great Ajax Corp.	598,345	4,960
	Carter Bank & Trust	745,306	4,956
*	NI Holdings Inc.	293,106	4,951
[1]	ChoiceOne Financial Services Inc.	190,200	4,949
	Capital City Bank Group Inc.	263,324	4,948
	Anworth Mortgage Asset Corp.	3,000,488	4,921
	First Internet Bancorp	333,704	4,915
	Amalgamated Bank Class A	461,285	4,880
	Summit Financial Group Inc.	329,154	4,875
	RBB Bancorp	429,740	4,873
	Western New England Bancorp Inc.	858,697	4,834
	Norwood Financial Corp.	195,641	4,758
	Capstar Financial Holdings Inc.	484,311	4,751
	Century Bancorp Inc. Class A	72,167	4,744
	ACNB Corp.	227,545	4,733
	Level One Bancorp Inc.	303,156	4,729
	Central Valley Community Bancorp	380,201	4,695
	Enterprise Bancorp Inc.	223,108	4,690
	Protective Insurance Corp. Class B	356,063	4,675
	Independence Holding Co.	123,889	4,672
	Richmond Mutual Bancorp Inc.	433,705	4,589

		Shares	Market Value ($000)
[1]	Cherry Hill Mortgage Investment Corp.	507,989	4,562
[1]	Invesco Mortgage Capital Inc.	1,673,424	4,535
	Oppenheimer Holdings Inc. Class A	200,553	4,476
*,1	Riot Blockchain Inc.	1,634,231	4,412
	Greenhill & Co. Inc.	387,645	4,400
	National Bankshares Inc.	171,243	4,338
*	BayCom Corp.	420,106	4,327
	Macatawa Bank Corp.	650,321	4,247
*	FVCBankcorp Inc.	421,268	4,213
	Northeast Bank	228,936	4,212
*	Regional Management Corp.	252,115	4,200
	Westwood Holdings Group Inc.	376,309	4,192
	ESSA Bancorp Inc.	338,533	4,174
	Provident Bancorp Inc.	533,257	4,154
	Curo Group Holdings Corp.	587,105	4,139
	First Bank	664,437	4,120
	First Choice Bancorp	305,087	4,055
	Red River Bancshares Inc.	93,561	4,023
*	MoneyGram International Inc.	1,414,899	3,997
	Donegal Group Inc. Class A	274,567	3,863
	Mid Penn Bancorp Inc.	222,557	3,852
	Alerus Financial Corp.	191,324	3,750
	BCB Bancorp Inc.	467,723	3,742
	Codorus Valley Bancorp Inc.	284,841	3,731
	Timberland Bancorp Inc.	206,238	3,712
	Investar Holding Corp.	288,733	3,702
*	Ocwen Financial Corp.	175,162	3,699
	PCB Bancorp	419,108	3,684
	HarborOne Bancorp Inc.	456,414	3,683
	First Business Financial Services Inc.	257,056	3,673
*	Howard Bancorp Inc.	408,078	3,665
	United Insurance Holdings Corp.	598,408	3,626
	First Savings Financial Group Inc.	66,235	3,599
	Penns Woods Bancorp Inc.	180,992	3,593
	South Plains Financial Inc.	288,478	3,580
*	Trean Insurance Group Inc.	233,192	3,556
	Orrstown Financial Services Inc.	272,978	3,494
	First Northwest Bancorp	351,263	3,478
	Parke Bancorp Inc.	288,534	3,445
*	Pioneer Bancorp Inc.	379,037	3,366
	Standard AVB Financial Corp.	103,063	3,365
*	ProSight Global Inc.	290,543	3,295
	Community Financial Corp.	153,682	3,281
	First United Corp.	280,093	3,280
	Meridian Corp.	202,638	3,269
*	MMA Capital Holdings Inc.	144,876	3,261
	FedNat Holding Co.	514,287	3,250
	Bank of Princeton	177,561	3,226
	Bank of Commerce Holdings	461,783	3,219
[1]	Ellington Residential Mortgage REIT	289,442	3,213
	Premier Financial Bancorp Inc.	296,554	3,203
	1st Constitution Bancorp	267,272	3,181
	Bankwell Financial Group Inc.	219,929	3,112
	Chemung Financial Corp.	105,532	3,047
*,1	On Deck Capital Inc.	1,879,375	3,007
*	Select Bancorp Inc.	413,658	2,974
*	Elevate Credit Inc.	1,146,170	2,946
	Community Bankers Trust Corp.	579,381	2,943

		Shares	Market Value ($000)
	Eagle Bancorp Montana Inc.	162,151	2,857
	OP Bancorp	495,945	2,837
	HBT Financial Inc.	252,396	2,832
	Evans Bancorp Inc.	124,939	2,780
*	GWG Holdings Inc.	323,024	2,778
	Marlin Business Services Corp.	393,236	2,772
*	MainStreet Bancshares Inc.	226,096	2,767
	Shore Bancshares Inc.	248,119	2,724
	Middlefield Banc Corp.	140,636	2,714
	Riverview Bancorp Inc.	650,394	2,699
	Hawthorn Bancshares Inc.	139,802	2,648
*	Esquire Financial Holdings Inc.	174,299	2,614
*	Malvern Bancorp Inc.	217,730	2,569
*	Altisource Portfolio Solutions SA	202,525	2,566
	Manning & Napier Inc. Class A	591,269	2,525
	First Community Corp.	183,681	2,504
	CB Financial Services Inc.	130,850	2,497
	Arlington Asset Investment Corp. Class A	878,679	2,495
	C&F Financial Corp.	83,746	2,487
*	Coastal Financial Corp.	201,843	2,473
	Unity Bancorp Inc.	213,454	2,472
	FNCB Bancorp Inc.	459,377	2,444
*	Republic First Bancorp Inc.	1,233,160	2,442
*	SWK Holdings Corp.	172,716	2,418
*	Capital Bancorp Inc.	255,537	2,417
	Crawford & Co. Class A	367,705	2,405
[1]	Exantas Capital Corp.	1,113,991	2,328
	Associated Capital Group Inc. Class A	63,741	2,303
	Mackinac Financial Corp.	237,842	2,295
	Pzena Investment Management Inc. Class A	422,399	2,264
	Crawford & Co. Class B	350,392	2,257
	Luther Burbank Corp.	267,578	2,234
*	PDL Community Bancorp	248,324	2,190
	Hunt Cos. Finance Trust Inc.	795,708	2,172
*,1	Velocity Financial Inc.	427,600	2,147
*	California Bancorp Inc.	187,796	2,128
	Auburn National Bancorp Inc.	58,617	2,125
*	Maiden Holdings Ltd.	1,741,731	2,125
	Provident Financial Holdings Inc.	176,686	2,103
	Federal Agricultural Mortgage Corp. Class A	36,852	2,040
	Prudential Bancorp Inc.	191,884	2,022
	First Financial Northwest Inc.	220,880	2,014
	Nexpoint Real Estate Finance Inc.	131,900	1,936
	United Security Bancshares	314,496	1,922
*,1	Siebert Financial Corp.	589,970	1,906
	SB Financial Group Inc.	141,145	1,904
	Greene County Bancorp Inc.	87,559	1,899
	BankFinancial Corp.	257,835	1,862
	Ohio Valley Banc Corp.	87,025	1,798
*	Pacific Mercantile Bancorp	482,797	1,796
	Peoples Bancorp of North Carolina Inc.	111,619	1,722
	Western Asset Mortgage Capital Corp.	844,334	1,722
*	First Western Financial Inc.	132,755	1,719
	Partners Bancorp	304,800	1,716
	Plumas Bancorp	86,202	1,696
	GAMCO Investors Inc. Class A	146,252	1,692
	First Guaranty Bancshares Inc.	139,318	1,687
[1]	County Bancorp Inc.	88,559	1,665

		Shares	Market Value ($000)
[1]	AG Mortgage Investment Trust Inc.	594,893	1,642
	Oak Valley Bancorp	140,618	1,611
	Sachem Capital Corp.	369,704	1,468
	Old Point Financial Corp.	92,255	1,398
*	Medallion Financial Corp.	552,377	1,381
*	Hallmark Financial Services Inc.	520,624	1,364
	Salisbury Bancorp Inc.	43,118	1,363
*	Consumer Portfolio Services Inc.	399,895	1,320
	Bank7 Corp.	139,478	1,311
*	FFBW Inc.	140,098	1,311
	Union Bankshares Inc.	59,239	1,201
	Franklin Financial Services Corp.	56,128	1,200
	AmeriServ Financial Inc.	418,188	1,175
	Kingstone Cos. Inc.	198,941	1,172
*	Security National Financial Corp. Class A	183,004	1,171
	Severn Bancorp Inc.	175,693	1,140
	Colony Bankcorp Inc.	105,757	1,137
	Hennessy Advisors Inc.	134,891	1,118
	Sterling Bancorp Inc.	364,046	1,096
	Manhattan Bridge Capital Inc.	250,902	1,094
	Landmark Bancorp Inc.	49,715	1,061
*	Randolph Bancorp Inc.	80,028	995
	Value Line Inc.	38,302	946
	Sound Financial Bancorp Inc.	32,178	943
	Bank of South Carolina Corp.	57,016	914
*	Nicholas Financial Inc.	124,481	905
*	Bogota Financial Corp.	116,190	885
*	CF Bankshares Inc.	69,650	841
	Riverview Financial Corp.	120,668	816
	CBM Bancorp Inc.	66,233	813
	IF Bancorp Inc.	46,927	726
	Cortland Bancorp	48,247	707
*	Rhinebeck Bancorp Inc.	95,526	604
*	Limestone Bancorp Inc.	56,772	597
	Elmira Savings Bank	52,075	574
[1]	Emclaire Financial Corp.	21,425	536
*	Broadway Financial Corp.	291,631	490
	US Global Investors Inc. Class A	155,220	369
*	HV Bancorp Inc.	26,133	346
*	Altisource Asset Management Corp.	15,364	319
*,1	Impac Mortgage Holdings Inc.	244,016	310
	Guaranty Federal Bancshares Inc.	20,761	288
*	Community First Bancshares Inc.	38,693	277
*,1	Ashford Inc.	40,057	232
*	National Holdings Corp.	96,260	204
	WVS Financial Corp.	11,419	152
*	1347 Property Insurance Holdings Inc.	34,257	132
	Mid-Southern Bancorp Inc.	8,847	114
	Summit State Bank	8,708	97
	Lake Shore Bancorp Inc.	5,900	79
	Oconee Federal Financial Corp.	1,919	42
*	Medley Management Inc. Class A	37,092	22
	Protective Insurance Corp. Class A	1,535	22
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	9
*	Village Bank & Trust Financial Corp.	200	6
*,3	Frontier Financial Corp.	1	—
			91,339,281

		Shares	Market Value ($000)
Health Care (14.1%)
	Johnson & Johnson	73,747,791	10,979,571
	UnitedHealth Group Inc.	26,624,008	8,300,567
	Merck & Co. Inc.	70,895,602	5,880,790
	Pfizer Inc.	155,846,971	5,719,584
	Abbott Laboratories	49,628,492	5,401,069
	Thermo Fisher Scientific Inc.	11,088,210	4,895,666
	AbbVie Inc.	49,500,533	4,335,752
	Amgen Inc.	16,428,841	4,175,554
	Medtronic plc	37,669,469	3,914,611
	Danaher Corp.	17,868,293	3,847,580
	Bristol-Myers Squibb Co.	63,218,893	3,811,467
	Eli Lilly & Co.	24,123,656	3,570,784
*	Intuitive Surgical Inc.	3,281,907	2,328,644
	Gilead Sciences Inc.	35,172,354	2,222,541
	Zoetis Inc. Class A	13,322,304	2,203,109
*	Vertex Pharmaceuticals Inc.	7,305,191	1,987,889
	Stryker Corp.	9,481,347	1,975,628
	Anthem Inc.	7,048,583	1,893,179
	Becton Dickinson & Co.	8,129,710	1,891,621
	Cigna Corp.	10,296,298	1,744,296
*	Regeneron Pharmaceuticals Inc.	2,782,648	1,557,671
*	Boston Scientific Corp.	40,111,781	1,532,671
	Humana Inc.	3,696,662	1,530,011
*	Edwards Lifesciences Corp.	17,427,033	1,391,026
*	Illumina Inc.	4,095,976	1,265,984
*	Biogen Inc.	4,437,766	1,258,905
	Baxter International Inc.	14,199,647	1,141,936
*	DexCom Inc.	2,684,012	1,106,430
*	Veeva Systems Inc. Class A	3,789,280	1,065,508
*	Centene Corp.	16,251,432	947,946
	HCA Healthcare Inc.	7,584,984	945,696
*	IDEXX Laboratories Inc.	2,381,136	936,048
	Agilent Technologies Inc.	8,648,672	872,997
*	IQVIA Holdings Inc.	5,364,797	845,653
	Zimmer Biomet Holdings Inc.	5,807,282	790,603
	ResMed Inc.	4,053,688	694,924
*	Seattle Genetics Inc.	3,421,519	669,557
*	Alexion Pharmaceuticals Inc.	5,845,735	668,927
*	Align Technology Inc.	1,988,439	650,935
*	Moderna Inc.	8,857,865	626,694
	Cerner Corp.	8,566,211	619,251
	West Pharmaceutical Services Inc.	2,061,052	566,583
*	Laboratory Corp. of America Holdings	2,725,789	513,184
	Cooper Cos. Inc.	1,495,070	504,018
*	Teladoc Health Inc.	2,281,861	500,275
*	Immunomedics Inc.	5,835,400	496,184
*	Hologic Inc.	7,267,386	483,063
*	Horizon Therapeutics plc	6,167,699	479,107
*	Alnylam Pharmaceuticals Inc.	3,264,172	475,263
*	Incyte Corp.	5,223,607	468,767
	Teleflex Inc.	1,304,712	444,150
*	Varian Medical Systems Inc.	2,548,396	438,324
*	Insulet Corp.	1,842,632	435,948
	Quest Diagnostics Inc.	3,769,062	431,520
*	Exact Sciences Corp.	4,221,892	430,422
	STERIS plc	2,384,017	420,040
	PerkinElmer Inc.	3,127,215	392,497

		Shares	Market Value ($000)
*	Catalent Inc.	4,569,627	391,434
	Cardinal Health Inc.	8,230,685	386,431
*	BioMarin Pharmaceutical Inc.	5,075,437	386,139
*	Elanco Animal Health Inc.	13,241,259	369,828
*	ABIOMED Inc.	1,263,155	349,970
*	Masimo Corp.	1,387,714	327,584
*	Charles River Laboratories International Inc.	1,394,189	315,714
*	Molina Healthcare Inc.	1,659,859	303,821
*	Bio-Rad Laboratories Inc. Class A	582,101	300,050
*	Sarepta Therapeutics Inc.	2,085,901	292,923
*	Avantor Inc.	12,133,650	272,886
	Bio-Techne Corp.	1,083,735	268,474
*	Novocure Ltd.	2,406,950	267,918
	DENTSPLY SIRONA Inc.	6,126,371	267,906
*	10X Genomics Inc. Class A	2,031,466	253,283
*	Neurocrine Biosciences Inc.	2,621,844	252,117
*	Livongo Health Inc.	1,691,077	236,835
*	Henry Schein Inc.	3,993,667	234,748
*	Guardant Health Inc.	2,096,226	234,316
	Universal Health Services Inc. Class B	2,064,546	220,948
*	Quidel Corp.	1,001,866	219,789
*	Mylan NV	14,545,289	215,707
*	Amedisys Inc.	909,900	215,128
	Chemed Corp.	441,986	212,308
*	Exelixis Inc.	8,658,101	211,691
*	Jazz Pharmaceuticals plc	1,483,890	211,588
*	Repligen Corp.	1,322,482	195,119
*	iRhythm Technologies Inc.	803,752	191,381
*	Penumbra Inc.	966,214	187,813
*,1	Novavax Inc.	1,719,761	186,336
*	Tandem Diabetes Care Inc.	1,633,544	185,407
*	MyoKardia Inc.	1,347,677	183,729
	Encompass Health Corp.	2,800,572	181,981
*	PRA Health Sciences Inc.	1,793,104	181,892
*	LHC Group Inc.	841,388	178,845
*	DaVita Inc.	2,088,053	178,842
*	Mirati Therapeutics Inc.	1,068,736	177,464
*	Ionis Pharmaceuticals Inc.	3,739,816	177,454
	Perrigo Co. plc	3,840,164	176,302
*	Momenta Pharmaceuticals Inc.	3,327,697	174,638
*	Acceleron Pharma Inc.	1,435,674	161,556
	Hill-Rom Holdings Inc.	1,882,266	157,188
*	Natera Inc.	2,130,041	153,874
*,1	Invitae Corp.	3,522,136	152,685
*	PPD Inc.	3,921,411	145,053
*	Syneos Health Inc.	2,629,761	139,798
*	Blueprint Medicines Corp.	1,489,693	138,095
*	ACADIA Pharmaceuticals Inc.	3,316,896	136,822
*	Ultragenyx Pharmaceutical Inc.	1,631,015	134,053
*	Emergent BioSolutions Inc.	1,251,991	129,368
*	Nevro Corp.	909,589	126,706
*	United Therapeutics Corp.	1,241,999	125,442
*	Haemonetics Corp.	1,423,407	124,192
*	Iovance Biotherapeutics Inc.	3,722,452	122,543
*	Arena Pharmaceuticals Inc.	1,632,463	122,092
*	Arrowhead Pharmaceuticals Inc.	2,715,274	116,920
*	Neogen Corp.	1,490,375	116,622
	Premier Inc. Class A	3,422,234	112,352

		Shares	Market Value ($000)
*	Adaptive Biotechnologies Corp.	2,295,061	111,609
	Bruker Corp.	2,798,973	111,259
*	Envista Holdings Corp.	4,485,689	110,707
*	HealthEquity Inc.	2,141,177	109,992
*	Wright Medical Group NV	3,568,600	108,985
*	NeoGenomics Inc.	2,929,234	108,059
*	Globus Medical Inc. Class A	2,105,942	104,286
*	Amicus Therapeutics Inc.	7,288,810	102,918
*	ICU Medical Inc.	555,536	101,530
*	Bluebird Bio Inc.	1,876,115	101,216
*	Halozyme Therapeutics Inc.	3,834,724	100,777
*	Integra LifeSciences Holdings Corp.	2,023,866	95,567
*	Global Blood Therapeutics Inc.	1,732,453	95,527
*	FibroGen Inc.	2,305,248	94,792
*	Insmed Inc.	2,884,468	92,707
*	Inspire Medical Systems Inc.	708,604	91,445
*	Sage Therapeutics Inc.	1,471,067	89,912
*	Medpace Holdings Inc.	797,457	89,116
*	Omnicell Inc.	1,192,675	89,045
*	PTC Therapeutics Inc.	1,829,901	85,548
*	Nektar Therapeutics Class A	4,967,878	82,417
	Ensign Group Inc.	1,424,192	81,264
*	TG Therapeutics Inc.	3,009,018	80,521
*	ChemoCentryx Inc.	1,449,424	79,428
*	Fate Therapeutics Inc.	1,946,591	77,805
*	Turning Point Therapeutics Inc.	886,103	77,410
*,1	Bridgebio Pharma Inc.	2,060,020	77,292
*	Denali Therapeutics Inc.	2,076,160	74,389
*	Alkermes plc	4,468,995	74,051
*	STAAR Surgical Co.	1,308,224	73,993
*	Tenet Healthcare Corp.	2,946,589	72,221
*,1	Sorrento Therapeutics Inc.	6,467,835	72,116
*	Twist Bioscience Corp.	923,548	70,162
*	NuVasive Inc.	1,443,641	70,118
*	Pacira BioSciences Inc.	1,161,365	69,821
*	Acadia Healthcare Co. Inc.	2,361,541	69,618
*,1	Allakos Inc.	826,570	67,324
*	Reata Pharmaceuticals Inc. Class A	674,610	65,721
*	Allogene Therapeutics Inc.	1,741,148	65,659
*	Xencor Inc.	1,637,983	63,537
*	Merit Medical Systems Inc.	1,455,865	63,330
	CONMED Corp.	800,883	63,005
*	Select Medical Holdings Corp.	2,984,748	62,142
*	Agios Pharmaceuticals Inc.	1,754,846	61,420
*	1Life Healthcare Inc.	2,134,542	60,536
*	Axsome Therapeutics Inc.	841,640	59,967
*	HMS Holdings Corp.	2,462,803	58,984
*	Vir Biotechnology Inc.	1,713,362	58,820
*	Glaukos Corp.	1,185,837	58,723
	Patterson Cos. Inc.	2,411,310	58,125
*	Silk Road Medical Inc.	854,744	57,447
*	Deciphera Pharmaceuticals Inc.	1,104,545	56,663
*,1	Inovio Pharmaceuticals Inc.	4,711,154	54,649
*	Inovalon Holdings Inc. Class A	2,063,969	54,592
*	GoodRx Holdings Inc. Class A	965,457	53,679
*	Integer Holdings Corp.	906,785	53,509
*	Apellis Pharmaceuticals Inc.	1,717,076	51,804
*	Veracyte Inc.	1,587,405	51,575

		Shares	Market Value ($000)
*	Intra-Cellular Therapies Inc.	2,006,694	51,492
*	Corcept Therapeutics Inc.	2,950,289	51,350
*	Prestige Consumer Healthcare Inc.	1,379,546	50,243
*	Shockwave Medical Inc.	658,197	49,891
*	AtriCure Inc.	1,214,363	48,453
*	CareDx Inc.	1,276,483	48,430
*,1	Editas Medicine Inc.	1,721,464	48,304
*	R1 RCM Inc.	2,815,066	48,278
*	Magellan Health Inc.	632,023	47,895
*	NanoString Technologies Inc.	1,055,563	47,184
*	Seres Therapeutics Inc.	1,615,413	45,732
*	Kura Oncology Inc.	1,474,798	45,188
*,1	Aimmune Therapeutics Inc.	1,310,989	45,164
	Healthcare Services Group Inc.	2,083,540	44,859
*	Revance Therapeutics Inc.	1,780,294	44,757
	Cantel Medical Corp.	1,011,986	44,467
*	Kodiak Sciences Inc.	746,739	44,214
*	Avanos Medical Inc.	1,327,831	44,111
*	Cytokinetics Inc.	2,012,064	43,561
*	Cardiovascular Systems Inc.	1,086,438	42,751
*	BioTelemetry Inc.	937,467	42,730
*	Pacific Biosciences of California Inc.	4,322,191	42,660
	Owens & Minor Inc.	1,679,382	42,169
*,1	OPKO Health Inc.	11,247,458	41,503
*,1	Ligand Pharmaceuticals Inc.	425,919	40,599
*	Addus HomeCare Corp.	421,450	39,831
*	REVOLUTION Medicines Inc.	1,129,065	39,291
*	Ironwood Pharmaceuticals Inc. Class A	4,232,283	38,069
*	Axonics Modulation Technologies Inc.	730,142	37,266
*	Karuna Therapeutics Inc.	479,263	37,057
*	MEDNAX Inc.	2,268,714	36,935
*	Heron Therapeutics Inc.	2,434,749	36,083
*	MacroGenics Inc.	1,383,494	34,850
*	Immunovant Inc.	964,145	33,928
*	Intercept Pharmaceuticals Inc.	812,466	33,685
*	Progyny Inc.	1,091,478	32,122
*	Mersana Therapeutics Inc.	1,698,481	31,626
*	Dicerna Pharmaceuticals Inc.	1,756,918	31,607
*	Providence Service Corp.	339,267	31,521
	Luminex Corp.	1,199,639	31,491
*	Health Catalyst Inc.	854,582	31,278
*	Coherus Biosciences Inc.	1,703,425	31,241
*	American Well Corp. Class A	1,050,832	31,147
	US Physical Therapy Inc.	353,293	30,694
*	Sangamo Therapeutics Inc.	3,169,644	29,953
*	Cerus Corp.	4,597,876	28,783
*	Supernus Pharmaceuticals Inc.	1,378,452	28,727
*,1	Madrigal Pharmaceuticals Inc.	237,037	28,143
*	Zogenix Inc.	1,568,327	28,120
*,1	Esperion Therapeutics Inc.	752,934	27,987
*	Epizyme Inc.	2,336,832	27,878
*,1	SmileDirectClub Inc. Class A	2,350,164	27,450
*,1	Translate Bio Inc.	2,002,662	27,256
*	Pennant Group Inc.	701,270	27,041
*	Evolent Health Inc. Class A	2,157,263	26,772
*	Myriad Genetics Inc.	2,010,126	26,212
*	GenMark Diagnostics Inc.	1,839,379	26,119
*	Y-mAbs Therapeutics Inc.	677,857	26,023

		Shares	Market Value ($000)
*,1	Karyopharm Therapeutics Inc.	1,754,204	25,611
*	Intellia Therapeutics Inc.	1,282,610	25,498
*	Retrophin Inc.	1,378,781	25,452
*	Adverum Biotechnologies Inc.	2,436,175	25,093
*	Athenex Inc.	2,070,010	25,047
	Atrion Corp.	39,863	24,954
*	Heska Corp.	251,125	24,809
*	Rhythm Pharmaceuticals Inc.	1,142,449	24,757
*	Arcturus Therapeutics Holdings Inc.	565,274	24,250
*	REGENXBIO Inc.	870,010	23,943
*	Atara Biotherapeutics Inc.	1,831,765	23,740
*	OraSure Technologies Inc.	1,948,116	23,709
*,1	Tabula Rasa HealthCare Inc.	581,144	23,693
*	Vericel Corp.	1,250,700	23,175
*	Lantheus Holdings Inc.	1,797,006	22,768
*	Rocket Pharmaceuticals Inc.	986,996	22,563
*	Enanta Pharmaceuticals Inc.	491,795	22,514
*	CorVel Corp.	258,275	22,064
*,1	Relay Therapeutics Inc.	518,001	22,062
	National HealthCare Corp.	349,676	21,788
*,1	Vaxcyte Inc.	439,326	21,694
*	BioLife Solutions Inc.	744,198	21,537
*	Option Care Health Inc.	1,592,516	21,292
*	Theravance Biopharma Inc.	1,436,989	21,246
*	Endo International plc	6,431,875	21,225
*	Quanterix Corp.	611,683	20,638
*	Arcus Biosciences Inc.	1,194,979	20,482
*	Meridian Bioscience Inc.	1,175,684	19,963
*	NextGen Healthcare Inc.	1,534,891	19,555
*	Kadmon Holdings Inc.	4,984,042	19,537
*,1	Vaxart Inc.	2,919,200	19,413
*,1	Viela Bio Inc.	688,957	19,346
*,1	Berkeley Lights Inc.	253,185	19,333
*,1	Cortexyme Inc.	382,300	19,115
*	Amphastar Pharmaceuticals Inc.	1,019,370	19,113
*	Inari Medical Inc.	276,169	19,061
	National Research Corp.	386,073	18,999
*	CryoLife Inc.	1,013,950	18,728
*	PetIQ Inc. Class A	563,102	18,537
*	Collegium Pharmaceutical Inc.	889,886	18,527
*	Gossamer Bio Inc.	1,490,301	18,495
*	Phreesia Inc.	572,844	18,405
*	Tactile Systems Technology Inc.	500,186	18,302
*,1	Beam Therapeutics Inc.	741,603	18,258
*	Codexis Inc.	1,551,131	18,210
*	Innoviva Inc.	1,714,138	17,913
*	Castle Biosciences Inc.	345,945	17,799
*	ImmunoGen Inc.	4,925,379	17,731
*	Protagonist Therapeutics Inc.	900,408	17,603
*	AdaptHealth Corp. Class A	797,795	17,400
*	RadNet Inc.	1,133,406	17,398
*,1	Black Diamond Therapeutics Inc.	570,241	17,238
*	Krystal Biotech Inc.	398,880	17,172
*	Eidos Therapeutics Inc.	335,328	16,944
*	OrthoPediatrics Corp.	366,277	16,819
*,1	Omeros Corp.	1,653,705	16,711
*	Celldex Therapeutics Inc.	1,124,139	16,671
*	BioCryst Pharmaceuticals Inc.	4,827,498	16,582

		Shares	Market Value ($000)
*	Constellation Pharmaceuticals Inc.	815,155	16,515
*	Alector Inc.	1,567,373	16,512
*,1	Frequency Therapeutics Inc.	854,708	16,419
*	Tivity Health Inc.	1,156,235	16,210
*	SI-BONE Inc.	681,274	16,160
*	Hanger Inc.	1,019,434	16,127
*	Spectrum Pharmaceuticals Inc.	3,927,995	16,026
*	Natus Medical Inc.	931,976	15,965
*	Orthofix Medical Inc.	512,662	15,964
	LeMaitre Vascular Inc.	479,391	15,595
*,1	ZIOPHARM Oncology Inc.	6,149,778	15,497
*	Agenus Inc.	3,856,282	15,425
*,1	Geron Corp.	8,796,506	15,306
*	Replimune Group Inc.	661,831	15,235
*	Bioxcel Therapeutics Inc.	349,716	15,164
*	Inogen Inc.	521,472	15,123
*	Arvinas Inc.	639,761	15,105
*	Forma Therapeutics Holdings Inc.	301,100	15,007
*,1	IGM Biosciences Inc.	202,147	14,920
*	HealthStream Inc.	740,746	14,867
*	Aerie Pharmaceuticals Inc.	1,259,839	14,828
*	Fluidigm Corp.	1,995,623	14,827
*	Cara Therapeutics Inc.	1,161,252	14,777
*,1	Stoke Therapeutics Inc.	437,391	14,648
*,1	Arcutis Biotherapeutics Inc.	499,710	14,642
*	Akero Therapeutics Inc.	467,045	14,380
*,1	Provention Bio Inc.	1,120,641	14,378
*	Radius Health Inc.	1,262,810	14,320
*	Cymabay Therapeutics Inc.	1,953,114	14,141
*	Intersect ENT Inc.	863,473	14,083
*,1	Clovis Oncology Inc.	2,415,365	14,082
*,1	Accolade Inc.	361,275	14,043
*	Vapotherm Inc.	483,349	14,017
*	Apollo Medical Holdings Inc.	778,805	13,972
*,1	IVERIC bio Inc.	2,468,646	13,923
*	AngioDynamics Inc.	1,152,244	13,896
*	Outset Medical Inc.	277,880	13,894
*	Assembly Biosciences Inc.	842,993	13,859
*	Surgery Partners Inc.	632,786	13,858
*	Anika Therapeutics Inc.	388,755	13,758
*	Vanda Pharmaceuticals Inc.	1,421,082	13,728
*	Eagle Pharmaceuticals Inc.	322,644	13,706
*	Surmodics Inc.	351,963	13,695
*	Varex Imaging Corp.	1,073,395	13,654
*	Personalis Inc.	630,020	13,653
*	Annexon Inc.	445,885	13,479
*	Brookdale Senior Living Inc.	5,270,227	13,386
*	Community Health Systems Inc.	3,162,266	13,345
*	Amneal Pharmaceuticals Inc.	3,340,577	12,961
*	Flexion Therapeutics Inc.	1,242,502	12,934
*,1	Relmada Therapeutics Inc.	341,612	12,851
*	TCR2 Therapeutics Inc.	627,142	12,744
*,1	Trevena Inc.	4,262,031	12,743
*,1	Fulgent Genetics Inc.	317,870	12,728
*	Avid Bioservices Inc.	1,652,248	12,590
*,1	Zentalis Pharmaceuticals Inc.	382,082	12,490
*,1	Ontrak Inc.	205,623	12,337
*	InfuSystem Holdings Inc.	961,071	12,321

		Shares	Market Value ($000)
*	Syndax Pharmaceuticals Inc.	830,118	12,253
*,1	Dynavax Technologies Corp.	2,834,485	12,245
*	Avidity Biosciences Inc.	434,732	12,238
*,1	CEL-SCI Corp.	947,769	12,084
*	Ardelyx Inc.	2,297,592	12,062
*,1	Cardiff Oncology Inc.	833,695	11,830
*	Allovir Inc.	427,361	11,752
*	Triple-S Management Corp. Class B	655,778	11,719
*	Ocular Therapeutix Inc.	1,532,751	11,664
*	Axogen Inc.	997,029	11,595
*	Molecular Templates Inc.	1,048,205	11,446
*	RAPT Therapeutics Inc.	354,292	11,408
*	SpringWorks Therapeutics Inc.	238,570	11,373
*,1	MannKind Corp.	5,999,761	11,280
*,1	TherapeuticsMD Inc.	7,134,383	11,272
*,1	Nurix Therapeutics Inc.	322,287	11,251
*	Rigel Pharmaceuticals Inc.	4,673,184	11,216
*	Morphic Holding Inc.	409,800	11,204
*	Antares Pharma Inc.	4,127,699	11,145
*,1	BrainStorm Cell Therapeutics Inc.	656,526	11,108
*	Atreca Inc. Class A	790,778	11,047
*	Avrobio Inc.	842,859	10,974
*	Cue Biopharma Inc.	703,138	10,582
*	Altimmune Inc.	800,261	10,563
*	89bio Inc.	411,200	10,551
*,1	Viking Therapeutics Inc.	1,798,322	10,466
*	MEI Pharma Inc.	3,328,977	10,386
*	BioDelivery Sciences International Inc.	2,769,932	10,332
*	Kiniksa Pharmaceuticals Ltd. Class A	672,835	10,308
	Phibro Animal Health Corp. Class A	592,146	10,303
*	AnaptysBio Inc.	693,349	10,227
*	Crinetics Pharmaceuticals Inc.	646,921	10,137
*	PDL BioPharma Inc.	3,198,285	10,075
*	Scholar Rock Holding Corp.	567,853	10,045
*,1	Marinus Pharmaceuticals Inc.	781,188	10,038
*	Cutera Inc.	525,835	9,975
*	Puma Biotechnology Inc.	973,988	9,828
*,1	Applied Molecular Transport Inc.	307,994	9,800
*,1	Amyris Inc.	3,338,989	9,750
*	Durect Corp.	5,637,413	9,640
*,1	Athersys Inc.	4,885,485	9,527
*	SeaSpine Holdings Corp.	658,803	9,421
*	Voyager Therapeutics Inc.	872,595	9,311
*	Aprea Therapeutics Inc.	386,126	9,290
*,1	Zynex Inc.	530,094	9,250
*	G1 Therapeutics Inc.	798,381	9,221
*,1	Co-Diagnostics Inc.	659,143	8,958
*,1	ViewRay Inc.	2,552,310	8,933
*	Syros Pharmaceuticals Inc.	1,003,963	8,875
*	SIGA Technologies Inc.	1,284,415	8,824
*	Viemed Healthcare Inc.	1,010,607	8,732
*	Phathom Pharmaceuticals Inc.	237,009	8,691
*	CytomX Therapeutics Inc.	1,283,530	8,535
*,1	Accelerate Diagnostics Inc.	798,692	8,514
*	BioSpecifics Technologies Corp.	160,830	8,497
*,1	XBiotech Inc.	444,276	8,481
*	CytoSorbents Corp.	1,062,658	8,475
*	Homology Medicines Inc.	788,038	8,432

		Shares	Market Value ($000)
*	TransMedics Group Inc.	608,966	8,392
*	Generation Bio Co.	269,258	8,323
*	AMAG Pharmaceuticals Inc.	883,207	8,302
*,1	ALX Oncology Holdings Inc.	218,116	8,232
*,1	Ovid therapeutics Inc.	1,431,556	8,217
*	Catalyst Pharmaceuticals Inc.	2,762,417	8,204
*,1	Akouos Inc.	355,848	8,138
	Utah Medical Products Inc.	99,038	7,910
*,1	Anavex Life Sciences Corp.	1,721,200	7,831
*	NGM Biopharmaceuticals Inc.	482,810	7,682
*,1	Kala Pharmaceuticals Inc.	1,018,645	7,640
*,1	Xeris Pharmaceuticals Inc.	1,283,094	7,609
*	Aeglea BioTherapeutics Inc.	1,069,280	7,581
*	Joint Corp.	431,654	7,506
*,1	Cassava Sciences Inc.	645,436	7,429
*,1	VYNE Therapeutics Inc.	4,461,554	7,406
*	Immunic Inc.	397,200	7,376
*	Aldeyra Therapeutics Inc.	992,017	7,351
*	Calithera Biosciences Inc.	2,128,023	7,342
*	Concert Pharmaceuticals Inc.	747,006	7,336
*,1	Nkarta Inc.	242,100	7,278
	Invacare Corp.	962,317	7,237
*	Applied Therapeutics Inc.	346,514	7,194
*	Tricida Inc.	789,143	7,150
*	ANI Pharmaceuticals Inc.	248,905	7,022
*	Akcea Therapeutics Inc.	385,400	6,991
*	Accuray Inc.	2,908,814	6,981
*,1	Sutro Biopharma Inc.	687,512	6,910
*,1	Agile Therapeutics Inc.	2,233,835	6,791
*	FONAR Corp.	324,430	6,774
*,1	ORIC Pharmaceuticals Inc.	268,566	6,717
*,1	Akebia Therapeutics Inc.	2,673,623	6,711
*	Dyadic International Inc.	877,217	6,641
*	Oyster Point Pharma Inc.	311,306	6,572
*,1	Keros Therapeutics Inc.	169,688	6,545
*,1	Precigen Inc.	1,867,600	6,537
*	Lannett Co. Inc.	1,066,520	6,516
*	Alphatec Holdings Inc.	978,248	6,496
*	Cyclerion Therapeutics Inc.	1,064,993	6,475
*	OptimizeRx Corp.	310,031	6,464
*	Chiasma Inc.	1,500,543	6,452
*,1	Spero Therapeutics Inc.	576,879	6,438
*,1	Paratek Pharmaceuticals Inc.	1,175,228	6,358
*	ChromaDex Corp.	1,577,861	6,327
*	Precision BioSciences Inc.	1,026,976	6,326
*,1	NantKwest Inc.	908,580	6,301
*	Eiger BioPharmaceuticals Inc.	767,829	6,250
*,2	Cidara Therapeutics Inc.	2,150,988	6,130
*	iTeos Therapeutics Inc.	247,791	6,113
*,1	Pliant Therapeutics Inc.	269,356	6,101
*	Mirum Pharmaceuticals Inc.	311,978	6,012
*	Avenue Therapeutics Inc.	553,342	5,993
*	Odonate Therapeutics Inc.	445,100	5,978
*,1	Acutus Medical Inc.	200,077	5,962
*,1	Heat Biologics Inc.	4,696,187	5,823
*,1	Verastem Inc.	4,808,955	5,819
*	iCAD Inc.	651,359	5,738
*	Neoleukin Therapeutics Inc.	476,100	5,713

		Shares	Market Value ($000)
*,1	Selecta Biosciences Inc.	2,286,422	5,670
*,2	Electromed Inc.	537,900	5,600
*	Fortress Biotech Inc.	1,377,751	5,566
*	Repro-Med Systems Inc.	766,362	5,533
*	Magenta Therapeutics Inc.	804,543	5,471
*	Ideaya Biosciences Inc.	426,777	5,360
*,1	ADMA Biologics Inc.	2,238,843	5,351
*	Kymera Therapeutics Inc.	164,037	5,300
*	Otonomy Inc.	1,289,833	5,224
*	Prevail Therapeutics Inc.	509,999	5,192
*	Sientra Inc.	1,499,859	5,100
*	Aduro Biotech Inc.	2,076,275	5,045
*,1	Aspira Women's Health Inc.	1,630,752	5,031
*,1	MediciNova Inc.	958,141	5,021
*	Champions Oncology Inc.	541,389	5,008
*	iRadimed Corp.	232,924	4,980
*	Kindred Biosciences Inc.	1,154,225	4,952
*,1	T2 Biosystems Inc.	3,640,806	4,952
*,1	Arbutus Biopharma Corp.	1,552,905	4,861
*	Kezar Life Sciences Inc.	984,211	4,764
*,1	Inozyme Pharma Inc.	179,610	4,722
*,1	Corbus Pharmaceuticals Holdings Inc.	2,524,820	4,545
*,1	CTI BioPharma Corp.	2,113,393	4,544
*,1	CorMedix Inc.	753,073	4,541
*	Misonix Inc.	384,394	4,509
*	IntriCon Corp.	368,820	4,492
*,1	Rubius Therapeutics Inc.	896,003	4,489
*	Sesen Bio Inc.	3,189,568	4,465
*	Cabaletta Bio Inc.	407,665	4,419
*	Stereotaxis Inc.	1,233,290	4,415
*,1	Pulse Biosciences Inc.	372,039	4,386
*	Harpoon Therapeutics Inc.	256,995	4,366
*	Jounce Therapeutics Inc.	534,758	4,364
*,1	Kaleido Biosciences Inc.	391,597	4,335
*	Harrow Health Inc.	763,120	4,266
*,1	Evofem Biosciences Inc.	1,802,858	4,255
*,1	TFF Pharmaceuticals Inc.	228,783	4,226
*,1	Aytu BioScience Inc.	3,548,665	4,223
*	AVEO Pharmaceuticals Inc.	705,382	4,190
*	Surgalign Holdings Inc.	2,301,177	4,165
*	Neubase Therapeutics Inc.	537,337	4,078
*	Harvard Bioscience Inc.	1,341,098	4,037
*	Apyx Medical Corp.	842,962	3,970
*,1	Matinas BioPharma Holdings Inc.	5,112,722	3,916
*	Five Prime Therapeutics Inc.	824,351	3,874
*,1	Ampio Pharmaceuticals Inc.	4,042,120	3,868
*	Tela Bio Inc.	233,720	3,866
*	Zosano Pharma Corp.	2,386,187	3,866
*,1	Checkpoint Therapeutics Inc.	1,438,862	3,856
*,1	ContraFect Corp.	707,400	3,735
*	American Renal Associates Holdings Inc.	539,878	3,725
*,1	XOMA Corp.	196,381	3,700
*,1	DermTech Inc.	309,227	3,695
*,1	Evelo Biosciences Inc.	697,917	3,678
*	Surface Oncology Inc.	532,588	3,675
*	KalVista Pharmaceuticals Inc.	291,774	3,673
*,1	AcelRx Pharmaceuticals Inc.	2,575,680	3,657
*	Minerva Neurosciences Inc.	1,149,437	3,655

		Shares	Market Value ($000)
*	Chimerix Inc.	1,444,395	3,597
*,1	Castlight Health Inc. Class B	3,132,276	3,539
*,1	UNITY Biotechnology Inc.	1,021,237	3,533
*	Orgenesis Inc.	699,918	3,528
*	Pro-Dex Inc.	123,129	3,522
*	scPharmaceuticals Inc.	468,694	3,492
*,1	Optinose Inc.	883,873	3,447
*,1	Evoke Pharma Inc.	732,491	3,435
*,1	Biomerica Inc.	484,276	3,356
*,1	Lipocine Inc.	2,379,204	3,355
*	Passage Bio Inc.	255,400	3,348
*	Enzo Biochem Inc.	1,586,114	3,347
*	Equillium Inc.	573,377	3,308
*,1	BioNano Genomics Inc.	5,024,993	3,266
*,1	Eton Pharmaceuticals Inc.	413,441	3,266
*,1	Lineage Cell Therapeutics Inc.	3,430,046	3,213
*	Liquidia Technologies Inc.	647,165	3,184
*,1	Catabasis Pharmaceuticals Inc.	514,051	3,182
*,1	Hookipa Pharma Inc.	333,052	3,154
*,1	Pandion Therapeutics Inc.	267,595	3,067
*,1	Genocea Biosciences Inc.	1,332,064	3,050
*,1	Retractable Technologies Inc.	456,243	3,039
*	Mustang Bio Inc.	958,613	3,020
*,1	Actinium Pharmaceuticals Inc.	309,204	2,996
*,1	BioSig Technologies Inc.	598,964	2,953
*	X4 Pharmaceuticals Inc.	430,247	2,913
*	Applied Genetic Technologies Corp.	592,980	2,882
*,1	Palatin Technologies Inc.	6,009,176	2,841
*	Exicure Inc.	1,621,663	2,838
*	MTBC Inc.	319,690	2,836
*	CASI Pharmaceuticals Inc.	1,850,311	2,831
*,1	Galectin Therapeutics Inc.	1,051,163	2,807
*	GlycoMimetics Inc.	910,116	2,794
*	Galera Therapeutics Inc.	309,002	2,793
*	Axcella Health Inc.	593,458	2,742
*,1	Lexicon Pharmaceuticals Inc.	1,883,055	2,712
*,1	Poseida Therapeutics Inc.	305,719	2,712
*	Strongbridge Biopharma plc	1,282,155	2,693
*,1	Novan Inc.	5,585,824	2,690
*	NextCure Inc.	301,170	2,650
*,1	Chembio Diagnostics Inc.	542,939	2,639
*	Aptinyx Inc.	772,552	2,611
*	Catalyst Biosciences Inc.	600,549	2,582
*,1	La Jolla Pharmaceutical Co.	638,684	2,574
*	Soleno Therapeutics Inc.	1,006,617	2,527
*,1	Verrica Pharmaceuticals Inc.	325,091	2,516
*	Adamas Pharmaceuticals Inc.	607,738	2,504
*,1	Lumos Pharma Inc.	177,113	2,448
*	Milestone Scientific Inc.	1,757,903	2,443
*	Leap Therapeutics Inc.	1,205,117	2,386
*	Five Star Senior Living Inc.	462,308	2,344
*	Alpine Immune Sciences Inc.	263,316	2,315
*,1	Exagen Inc.	207,653	2,251
*	Fulcrum Therapeutics Inc.	278,200	2,206
*,1,2	Ocugen Inc.	7,094,500	2,199
*	Genesis Healthcare Inc. Class A	4,001,920	2,178
*	Cerecor Inc.	939,669	2,138
*	IMARA Inc.	103,014	2,095

		Shares	Market Value ($000)
*	ClearPoint Neuro Inc.	383,491	2,094
*,1	PAVmed Inc.	1,159,534	2,064
*,1	Soliton Inc.	264,866	2,024
*,1	Bellerophon Therapeutics Inc.	197,635	2,012
*,1	Zynerba Pharmaceuticals Inc.	598,065	1,980
*,1	Biocept Inc.	448,168	1,976
*	Bioanalytical Systems Inc.	408,703	1,954
*,1	Aquestive Therapeutics Inc.	401,583	1,950
*,1	Evolus Inc.	490,834	1,919
*,1	Mallinckrodt plc	1,938,017	1,886
*	Abeona Therapeutics Inc.	1,846,180	1,883
*	NantHealth Inc.	782,311	1,831
*,1	Aclaris Therapeutics Inc.	694,097	1,784
*,1	Senseonics Holdings Inc.	4,540,650	1,759
*	Infinity Pharmaceuticals Inc.	1,491,350	1,745
*	Oncocyte Corp.	1,253,024	1,742
*,1	Inmune Bio Inc.	166,550	1,717
*,1	Corvus Pharmaceuticals Inc.	414,735	1,663
*	Clearside Biomedical Inc.	1,071,059	1,649
*,1	Aravive Inc.	345,908	1,626
*,1	Conformis Inc.	1,903,523	1,594
*,1	Eloxx Pharmaceuticals Inc.	603,008	1,586
*,1	Onconova Therapeutics Inc.	5,606,089	1,570
*	Pulmatrix Inc.	1,311,500	1,561
*,1	LogicBio Therapeutics Inc.	167,462	1,521
*,1	Windtree Therapeutics Inc.	273,741	1,506
*,1	Gritstone Oncology Inc.	557,998	1,479
*,1	PhaseBio Pharmaceuticals Inc.	412,403	1,448
*	Lyra Therapeutics Inc.	129,020	1,442
*	Recro Pharma Inc.	684,253	1,437
*	Forte Biosciences Inc.	29,398	1,426
*,1	Rockwell Medical Inc.	1,327,136	1,420
*,1	Venus Concept Inc.	597,378	1,386
*,1	Tyme Technologies Inc.	1,410,436	1,382
*,1	cbdMD Inc.	678,500	1,357
*,1	Proteostasis Therapeutics Inc.	1,195,732	1,315
*,1	Idera Pharmaceuticals Inc.	613,295	1,312
*	Savara Inc.	1,202,790	1,311
*,1	Marker Therapeutics Inc.	850,837	1,276
*	Assertio Holdings Inc.	1,883,926	1,254
*,1	PDS Biotechnology Corp.	533,727	1,244
*	Navidea Biopharmaceuticals Inc.	449,841	1,215
*,1	Aerpio Pharmaceuticals Inc.	802,614	1,204
*,1	Neuronetics Inc.	239,961	1,166
*	IsoRay Inc.	1,988,559	1,159
*,1	EyePoint Pharmaceuticals Inc.	2,205,834	1,143
	Merrimack Pharmaceuticals Inc.	285,294	1,141
*,1	Zomedica Pharmaceuticals Corp.	10,359,255	1,141
*	Eyenovia Inc.	360,283	1,124
*	IRIDEX Corp.	563,826	1,105
*	Oak Street Health Inc.	20,346	1,087
*	Synlogic Inc.	536,514	1,084
*,1	Athira Pharma Inc.	58,209	1,075
*,1	Soligenix Inc.	598,911	1,072
*,1	Anixa Biosciences Inc.	424,878	1,032
*,1	Microbot Medical Inc.	129,911	993
*,1	Taysha Gene Therapies Inc.	43,897	983
*	Curis Inc.	822,614	962

		Shares	Market Value ($000)
*,1	vTv Therapeutics Inc. Class A	536,812	950
*,1	Unum Therapeutics Inc.	400,874	938
*,1	Miragen Therapeutics Inc.	1,205,649	934
*	Solid Biosciences Inc.	451,638	917
*,1	Organovo Holdings Inc.	114,680	907
*	SCYNEXIS Inc.	203,694	898
*	Cumberland Pharmaceuticals Inc.	275,632	885
*,1	ElectroCore Inc.	496,126	858
*,1	Celcuity Inc.	146,048	847
*	DiaMedica Therapeutics Inc.	196,305	832
*,1	Adamis Pharmaceuticals Corp.	1,029,133	806
*	Prelude Therapeutics Inc.	26,332	793
*	Sensus Healthcare Inc.	297,376	749
*	Graybug Vision Inc.	58,407	742
*,1	Baudax Bio Inc.	263,817	731
	Psychemedics Corp.	165,302	729
*,1	Adicet Bio Inc.	61,300	729
*	Dare Bioscience Inc.	725,572	725
*,1	Bellicum Pharmaceuticals Inc.	108,415	712
*	Celsion Corp.	955,329	699
*	Strata Skin Sciences Inc.	517,774	699
*	Cocrystal Pharma Inc.	731,077	680
*,1	PolarityTE Inc.	606,680	631
*,1	Oragenics Inc.	1,030,690	593
*,1	PLx Pharma Inc.	178,053	575
*,1	Neos Therapeutics Inc.	1,085,205	575
*	Apollo Endosurgery Inc.	338,627	572
*	Daxor Corp.	36,142	569
*	Larimar Therapeutics Inc.	37,061	562
*,1	TransEnterix Inc.	1,587,658	552
*	Dyne Therapeutics Inc.	26,227	530
*	Aridis Pharmaceuticals Inc.	71,744	508
*	aTyr Pharma Inc.	152,825	494
*,1	Metacrine Inc.	46,494	472
*	Brickell Biotech Inc.	521,699	471
*,1	Citius Pharmaceuticals Inc.	441,656	459
*	Precipio Inc.	183,608	450
*	Capital Senior Living Corp.	709,501	446
*	Opiant Pharmaceuticals Inc.	59,635	446
*,1	Guardion Health Sciences Inc.	2,154,948	432
*,1	9 Meters Biopharma Inc.	514,938	420
*	PMV Pharmaceuticals Inc.	11,725	416
*,1	Caladrius Biosciences Inc.	225,446	406
*,1	Acorda Therapeutics Inc.	770,777	397
*	Progenity Inc.	40,463	365
*	Oncternal Therapeutics Inc.	214,040	364
*	ImmuCell Corp.	66,289	360
*,1	Ekso Bionics Holdings Inc.	74,657	355
*	Cohbar Inc.	373,201	354
*,1	AzurRx BioPharma Inc.	490,181	349
*	Nephros Inc.	48,125	348
*,1	OncoSec Medical Inc.	100,789	341
*,1	AgeX Therapeutics Inc.	415,268	336
*	Checkmate Pharmaceuticals Inc.	29,035	334
*	Spring Bank Pharmaceuticals Inc.	247,244	331
*	Inhibrx Inc.	17,443	314
*	Alimera Sciences Inc.	62,517	304
*,1	Millendo Therapeutics Inc.	163,214	266

		Shares	Market Value ($000)
*	Neurotrope Inc.	239,675	266
*	Geron Corp. Warrants Exp. 12/31/2025	1,202,419	265
*	Aptevo Therapeutics Inc.	34,174	260
*	Aileron Therapeutics Inc.	199,290	257
*	Outlook Therapeutics Inc.	334,281	241
*,1	Allena Pharmaceuticals Inc.	154,279	228
*,1	Sonnet BioTherapeutics Holdings Inc.	87,967	226
*,1	Sunesis Pharmaceuticals Inc.	174,061	218
*,1	Vaccinex Inc.	121,573	216
*	Avinger Inc.	664,745	214
*,1	Satsuma Pharmaceuticals Inc.	54,078	210
*,1	Adial Pharmaceuticals Inc.	90,165	201
*	Predictive Oncology Inc.	244,116	199
*	Seelos Therapeutics Inc.	206,138	193
*,1	SELLAS Life Sciences Group Inc.	71,483	189
*	HTG Molecular Diagnostics Inc.	535,012	177
*	Atossa Therapeutics Inc.	69,928	169
*	Biolase Inc.	578,252	159
*,1	Acer Therapeutics Inc.	52,268	151
*	Histogen Inc.	87,394	143
*	Trevi Therapeutics Inc.	32,341	130
*,1	Helius Medical Technologies Inc. Class A	303,262	117
*	Interpace Biosciences Inc.	34,665	107
*	Entasis Therapeutics Holdings Inc.	49,662	101
*	Cellectar Biosciences Inc.	54,082	67
*	American Shared Hospital Services	36,338	66
*	Bio-Path Holdings Inc.	15,426	65
*,1	Second Sight Medical Products Inc.	70,608	61
*,1	Pulse Biosciences Inc. Warrants Exp. 06/05/2025	8,313	40
*	Regulus Therapeutics Inc.	72,946	38
*,1,3	Synergy Pharmaceuticals LLC	5,148,145	33
*	Salarius Pharmaceuticals Inc.	33,700	28
*	Xtant Medical Holdings Inc.	25,696	21
*	Annovis Bio Inc.	3,700	18
*	Hoth Therapeutics Inc.	8,642	17
*,3	Elanco Animal Health Inc. CVR	575,457	15
*,1,3	Oncternal Therapeutics Inc. CVR	8,933	9
*	RA Medical Systems Inc.	12,700	4
*,3	Lantheus Holdings Inc. CVR	2,319,511	—
*,1,3	Unum Therapeutics Inc. CVR	400,874	—
			132,125,458
Industrials (13.5%)
	Visa Inc. Class A	47,044,545	9,407,498
	Mastercard Inc. Class A	25,043,197	8,468,858
*	PayPal Holdings Inc.	32,898,308	6,481,954
	Accenture plc Class A	17,805,731	4,023,917
	Union Pacific Corp.	19,037,988	3,748,009
	United Parcel Service Inc. Class B	19,829,462	3,304,183
	Honeywell International Inc.	19,678,582	3,239,291
	3M Co.	16,151,939	2,587,218
	Fidelity National Information Services Inc.	17,374,408	2,557,687
	Lockheed Martin Corp.	6,659,535	2,552,467
	Boeing Co.	15,073,994	2,491,128
	Raytheon Technologies Corp.	42,837,550	2,464,873
	Caterpillar Inc.	15,187,710	2,265,247
	Deere & Co.	7,910,361	1,753,173
	American Express Co.	16,936,305	1,697,865
*	Square Inc. Class A	10,414,974	1,692,954

		Shares	Market Value ($000)
	CSX Corp.	21,461,270	1,666,897
	FedEx Corp.	6,614,422	1,663,659
*	Fiserv Inc.	15,967,803	1,645,482
	Sherwin-Williams Co.	2,297,855	1,601,007
	Automatic Data Processing Inc.	11,456,650	1,598,088
	Illinois Tool Works Inc.	7,973,515	1,540,563
	Norfolk Southern Corp.	7,157,272	1,531,585
	Global Payments Inc.	8,392,964	1,490,423
	General Electric Co.	231,681,723	1,443,377
	Northrop Grumman Corp.	4,207,283	1,327,356
	Eaton Corp. plc	11,221,053	1,144,884
	DuPont de Nemours Inc.	20,582,535	1,141,919
	Emerson Electric Co.	16,765,485	1,099,313
	General Dynamics Corp.	6,835,909	946,295
	Capital One Financial Corp.	12,827,486	921,783
	Cummins Inc.	4,139,271	874,048
	Johnson Controls International plc	20,866,176	852,383
	Verisk Analytics Inc. Class A	4,528,729	839,219
	PACCAR Inc.	9,698,592	827,096
	Cintas Corp.	2,467,690	821,321
	Trane Technologies plc	6,710,098	813,599
	PPG Industries Inc.	6,618,393	807,973
	Ball Corp.	9,137,937	759,545
	Otis Worldwide Corp.	12,147,444	758,243
	Carrier Global Corp.	24,296,654	742,020
	Parker-Hannifin Corp.	3,605,995	729,637
	Stanley Black & Decker Inc.	4,479,229	726,531
	Paychex Inc.	9,054,383	722,268
	Rockwell Automation Inc.	3,251,077	717,448
	TransDigm Group Inc.	1,442,420	685,323
	Fortive Corp.	8,984,031	684,673
*	Mettler-Toledo International Inc.	670,315	647,357
	AMETEK Inc.	6,441,774	640,312
*	FleetCor Technologies Inc.	2,353,946	560,475
	Old Dominion Freight Line Inc.	2,953,695	534,382
	Equifax Inc.	3,402,510	533,854
*	Keysight Technologies Inc.	5,257,169	519,303
	Vulcan Materials Co.	3,713,798	503,368
	Kansas City Southern	2,647,766	478,796
	WW Grainger Inc.	1,274,079	454,553
	TransUnion	5,344,913	449,668
	Dover Corp.	4,032,604	436,892
	Xylem Inc.	5,047,358	424,584
	Expeditors International of Washington Inc.	4,642,125	420,205
	Martin Marietta Materials Inc.	1,744,912	410,682
	Synchrony Financial	15,551,830	406,991
	Masco Corp.	7,323,365	403,737
	CH Robinson Worldwide Inc.	3,777,774	386,051
	IDEX Corp.	2,113,519	385,527
*	Zebra Technologies Corp. Class A	1,493,213	376,977
*	Ingersoll Rand Inc.	10,532,164	374,945
*	United Rentals Inc.	2,019,443	352,393
	Jack Henry & Associates Inc.	2,143,175	348,459
*	Trimble Inc.	7,031,582	342,438
*	Generac Holdings Inc.	1,765,862	341,942
*	Waters Corp.	1,737,333	339,961
	Jacobs Engineering Group Inc.	3,648,340	338,456
*	Fair Isaac Corp.	770,517	327,763

		Shares	Market Value ($000)
*	Teledyne Technologies Inc.	1,034,629	320,952
	Booz Allen Hamilton Holding Corp. Class A	3,859,061	320,225
	Westinghouse Air Brake Technologies Corp.	5,063,684	313,341
	RPM International Inc.	3,646,036	302,038
	Cognex Corp.	4,627,340	301,240
	JB Hunt Transport Services Inc.	2,363,273	298,670
*	Crown Holdings Inc.	3,770,590	289,808
	Packaging Corp. of America	2,655,292	289,560
	Graco Inc.	4,641,746	284,771
	Nordson Corp.	1,453,694	278,848
	Lennox International Inc.	963,762	262,731
	Allegion plc	2,581,633	255,349
	Westrock Co.	7,298,742	253,558
	Toro Co.	3,009,438	252,642
	Western Union Co.	11,497,921	246,400
	HEICO Corp. Class A	2,731,128	242,142
*	Trex Co. Inc.	3,246,966	232,483
	Textron Inc.	6,396,052	230,834
	Snap-on Inc.	1,519,863	223,617
*	XPO Logistics Inc.	2,569,534	217,537
	Watsco Inc.	920,257	214,319
	Pentair plc	4,671,230	213,802
	Owens Corning	3,045,973	209,593
	Genpact Ltd.	5,350,869	208,416
	Hubbell Inc. Class B	1,521,815	208,245
	AptarGroup Inc.	1,808,667	204,741
	Quanta Services Inc.	3,873,198	204,737
	A O Smith Corp.	3,811,744	201,260
*	Sensata Technologies Holding plc	4,394,921	189,597
*	AECOM	4,499,562	188,262
*	HD Supply Holdings Inc.	4,561,953	188,135
	Carlisle Cos. Inc.	1,526,681	186,820
	Howmet Aerospace Inc.	11,034,564	184,498
*	Berry Global Group Inc.	3,701,923	178,877
*	WEX Inc.	1,231,116	171,088
	Sealed Air Corp.	4,391,335	170,428
	MKS Instruments Inc.	1,538,332	168,032
	Donaldson Co. Inc.	3,537,153	164,195
	Robert Half International Inc.	3,057,618	161,870
	Huntington Ingalls Industries Inc.	1,142,073	160,747
*	Axon Enterprise Inc.	1,769,499	160,494
*	Paylocity Holding Corp.	983,677	158,785
*	TopBuild Corp.	921,275	157,252
	Lincoln Electric Holdings Inc.	1,664,511	153,202
*	Bill.com Holdings Inc.	1,521,462	152,618
	BWX Technologies Inc.	2,671,407	150,427
	Knight-Swift Transportation Holdings Inc. Class A	3,596,557	146,380
	Tetra Tech Inc.	1,509,906	144,196
	CoreLogic Inc.	2,114,079	143,060
	Sonoco Products Co.	2,794,702	142,725
	ITT Inc.	2,406,909	142,128
	Oshkosh Corp.	1,915,322	140,776
	MSA Safety Inc.	1,039,906	139,524
*	Middleby Corp.	1,553,052	139,324
	Landstar System Inc.	1,074,937	134,894
	Woodward Inc.	1,666,887	133,618
	FLIR Systems Inc.	3,706,364	132,873
	Brunswick Corp.	2,232,603	131,523

		Shares	Market Value ($000)
*	Axalta Coating Systems Ltd.	5,918,120	131,205
*	Euronet Worldwide Inc.	1,398,342	127,389
	MDU Resources Group Inc.	5,614,865	126,334
	AGCO Corp.	1,682,559	124,964
*	Mercury Systems Inc.	1,559,424	120,793
	ManpowerGroup Inc.	1,627,766	119,364
	Simpson Manufacturing Co. Inc.	1,215,187	118,068
	MAXIMUS Inc.	1,696,640	116,067
	Acuity Brands Inc.	1,119,473	114,578
	Littelfuse Inc.	642,731	113,982
	Graphic Packaging Holding Co.	7,769,675	109,475
	Curtiss-Wright Corp.	1,169,063	109,027
*	FTI Consulting Inc.	1,025,420	108,664
*	Builders FirstSource Inc.	3,281,698	107,049
	Regal Beloit Corp.	1,128,938	105,973
	Allison Transmission Holdings Inc.	3,000,395	105,434
	Exponent Inc.	1,452,105	104,595
	EMCOR Group Inc.	1,543,408	104,504
	Eagle Materials Inc.	1,170,715	101,056
	Flowserve Corp.	3,660,507	99,895
	Louisiana-Pacific Corp.	3,170,703	93,567
	Armstrong World Industries Inc.	1,353,965	93,166
*	Saia Inc.	733,956	92,581
*	Proto Labs Inc.	710,165	91,966
	KBR Inc.	4,002,946	89,506
	Air Lease Corp. Class A	3,024,902	88,993
*	Colfax Corp.	2,833,413	88,856
*	ASGN Inc.	1,390,359	88,371
*,1	Nikola Corp.	4,257,900	87,202
	nVent Electric plc	4,745,089	83,941
*	Aerojet Rocketdyne Holdings Inc.	2,073,096	82,696
	John Bean Technologies Corp.	886,911	81,498
*	BMC Stock Holdings Inc.	1,893,470	81,097
	EnerSys	1,200,549	80,581
*	ACI Worldwide Inc.	3,070,469	80,231
	UniFirst Corp.	421,445	79,809
	Advanced Drainage Systems Inc.	1,268,961	79,234
	Silgan Holdings Inc.	2,148,605	79,004
	Watts Water Technologies Inc. Class A	775,292	77,645
*	AMN Healthcare Services Inc.	1,321,343	77,246
*	AZEK Co. Inc. Class A	2,173,890	75,673
*	Coherent Inc.	681,818	75,634
	AAON Inc.	1,182,965	71,274
*	Chart Industries Inc.	1,009,304	70,924
*,1	Virgin Galactic Holdings Inc.	3,668,072	70,537
	Valmont Industries Inc.	564,435	70,092
	Werner Enterprises Inc.	1,656,463	69,555
	Crane Co.	1,385,008	69,430
	EVERTEC Inc.	1,998,243	69,359
	MSC Industrial Direct Co. Inc. Class A	1,087,770	68,834
	Altra Industrial Motion Corp.	1,841,686	68,087
	ABM Industries Inc.	1,852,866	67,926
*	Masonite International Corp.	684,140	67,319
*	Kratos Defense & Security Solutions Inc.	3,487,078	67,231
	Kennametal Inc.	2,318,674	67,102
	Insperity Inc.	1,024,414	67,089
*	TriNet Group Inc.	1,125,895	66,788
	HB Fuller Co.	1,433,367	65,620

		Shares	Market Value ($000)
*	MasTec Inc.	1,548,327	65,339
*	Installed Building Products Inc.	640,535	65,174
	Franklin Electric Co. Inc.	1,102,286	64,847
*	Itron Inc.	1,065,379	64,711
*,1	Workhorse Group Inc.	2,545,661	64,354
	GATX Corp.	1,001,671	63,857
	Ryder System Inc.	1,511,058	63,827
*	Green Dot Corp. Class A	1,251,688	63,348
	Triton International Ltd.	1,539,795	62,623
*	WESCO International Inc.	1,404,777	61,838
	Spirit AeroSystems Holdings Inc. Class A	3,217,611	60,845
*	Navistar International Corp.	1,390,931	60,561
	Applied Industrial Technologies Inc.	1,098,009	60,500
*	Gibraltar Industries Inc.	910,916	59,337
*	ExlService Holdings Inc.	897,828	59,230
	ESCO Technologies Inc.	733,435	59,086
	HEICO Corp.	560,402	58,652
	Brink's Co.	1,420,683	58,376
*	Kirby Corp.	1,604,704	58,042
*,4	API Group Corp.	4,039,482	57,482
*	SPX Corp.	1,214,556	56,331
	Macquarie Infrastructure Corp.	2,073,743	55,763
	Moog Inc. Class A	856,791	54,432
	Badger Meter Inc.	822,737	53,782
*	Summit Materials Inc. Class A	3,204,075	52,995
	ManTech International Corp. Class A	757,168	52,154
*,1	CryoPort Inc.	1,091,682	51,746
	Brady Corp. Class A	1,292,269	51,717
	Hillenbrand Inc.	1,803,383	51,144
	Cubic Corp.	874,515	50,871
*	SPX FLOW Inc.	1,180,603	50,553
	Federal Signal Corp.	1,707,403	49,942
	Comfort Systems USA Inc.	953,961	49,139
	Barnes Group Inc.	1,366,066	48,823
*	Pluralsight Inc. Class A	2,844,841	48,732
*	Beacon Roofing Supply Inc.	1,544,677	47,993
	Trinity Industries Inc.	2,457,227	47,916
	Matson Inc.	1,185,757	47,537
	Mueller Water Products Inc. Class A	4,462,825	46,369
	O-I Glass Inc.	4,367,598	46,253
	Korn Ferry	1,589,562	46,097
	Forward Air Corp.	794,966	45,615
*	Atlas Air Worldwide Holdings Inc.	732,909	44,634
*	Dycom Industries Inc.	843,882	44,574
*,1	Bloom Energy Corp. Class A	2,467,923	44,349
*	Hub Group Inc. Class A	880,695	44,206
*	Vicor Corp.	564,279	43,861
	Schneider National Inc. Class B	1,754,220	43,382
*	Repay Holdings Corp. Class A	1,811,098	42,561
	Albany International Corp. Class A	849,154	42,042
*	JELD-WEN Holding Inc.	1,828,914	41,333
	Alliance Data Systems Corp.	984,101	41,313
	McGrath RentCorp	683,896	40,753
	Otter Tail Corp.	1,121,946	40,581
	Maxar Technologies Inc.	1,603,073	39,981
*	Meritor Inc.	1,901,054	39,808
*	Air Transport Services Group Inc.	1,554,227	38,949
*	Shift4 Payments Inc. Class A	802,805	38,824

		Shares	Market Value ($000)
	Belden Inc.	1,233,654	38,391
*	Resideo Technologies Inc.	3,489,683	38,386
*	Livent Corp.	4,083,014	36,625
	Patrick Industries Inc.	633,762	36,454
*	OSI Systems Inc.	467,174	36,257
*	AeroVironment Inc.	598,044	35,889
	Astec Industries Inc.	650,043	35,265
	Terex Corp.	1,816,644	35,170
	Mesa Laboratories Inc.	137,474	35,023
	ADT Inc.	4,281,503	34,980
	Kadant Inc.	318,446	34,908
*	Verra Mobility Corp. Class A	3,592,775	34,706
*	Sykes Enterprises Inc.	1,002,840	34,307
	Alamo Group Inc.	308,148	33,289
*	American Woodmark Corp.	422,094	33,151
*	Cimpress plc	438,402	32,950
	CSW Industrials Inc.	426,193	32,923
	Greif Inc. Class A	903,742	32,724
*	Allegheny Technologies Inc.	3,734,320	32,563
*	CBIZ Inc.	1,408,095	32,203
	EnPro Industries Inc.	566,384	31,950
*	Enerpac Tool Group Corp. Class A	1,684,777	31,691
	Kaman Corp.	784,464	30,571
	Deluxe Corp.	1,166,741	30,020
	ICF International Inc.	487,435	29,992
	Helios Technologies Inc.	821,308	29,896
	Lindsay Corp.	305,245	29,511
*	Atkore International Group Inc.	1,294,132	29,416
*	FARO Technologies Inc.	481,850	29,383
	Tennant Co.	479,399	28,937
*	Ferro Corp.	2,332,272	28,920
	Griffon Corp.	1,478,282	28,886
	TTEC Holdings Inc.	528,059	28,806
	Fluor Corp.	3,222,019	28,386
*	TriMas Corp.	1,241,632	28,309
	Marten Transport Ltd.	1,675,911	27,351
*	Evo Payments Inc. Class A	1,079,766	26,832
*	Herc Holdings Inc.	676,955	26,814
*	GMS Inc.	1,109,988	26,751
*	PGT Innovations Inc.	1,510,553	26,465
	Encore Wire Corp.	560,668	26,026
	Heartland Express Inc.	1,381,815	25,702
*	Huron Consulting Group Inc.	636,755	25,044
	AZZ Inc.	731,413	24,956
	Greenbrier Cos. Inc.	840,135	24,700
*	Parsons Corp.	731,480	24,534
*	Welbilt Inc.	3,731,295	22,985
	Granite Construction Inc.	1,289,688	22,711
	Primoris Services Corp.	1,231,589	22,218
	Douglas Dynamics Inc.	640,814	21,916
	Raven Industries Inc.	995,422	21,421
	Standex International Corp.	351,577	20,813
	Columbus McKinnon Corp.	614,003	20,323
	ArcBest Corp.	652,342	20,262
*	Cardtronics plc Class A	993,826	19,678
	Chase Corp.	194,563	18,561
	Wabash National Corp.	1,522,740	18,212
	Gorman-Rupp Co.	608,191	17,917

		Shares	Market Value ($000)
*	Echo Global Logistics Inc.	693,118	17,862
*	MYR Group Inc.	477,852	17,767
	Argan Inc.	421,000	17,644
	AAR Corp.	931,194	17,506
	Shyft Group Inc.	920,567	17,380
	Kforce Inc.	538,741	17,331
	H&E Equipment Services Inc.	880,264	17,306
*	SEACOR Holdings Inc.	592,094	17,218
	Quanex Building Products Corp.	929,190	17,134
	Kelly Services Inc. Class A	978,800	16,679
*,1	NV5 Global Inc.	313,543	16,546
*	PAE Inc.	1,936,329	16,459
*	Great Lakes Dredge & Dock Corp.	1,673,560	15,916
*	TrueBlue Inc.	1,020,118	15,802
*	CIRCOR International Inc.	575,841	15,749
*	Pactiv Evergreen Inc.	1,229,452	15,614
	Cass Information Systems Inc.	378,389	15,226
	Apogee Enterprises Inc.	707,806	15,126
*	Construction Partners Inc. Class A	821,986	14,960
*,1	Vivint Smart Home Inc.	844,500	14,424
*	Cornerstone Building Brands Inc.	1,783,260	14,230
	Myers Industries Inc.	1,038,751	13,743
*	Gates Industrial Corp. plc	1,235,437	13,738
	CAI International Inc.	490,386	13,500
*	BrightView Holdings Inc.	1,148,066	13,088
*	Aegion Corp. Class A	909,338	12,849
*	US Concrete Inc.	434,328	12,613
*	Tutor Perini Corp.	1,116,346	12,425
*	Conduent Inc.	3,890,887	12,373
*	Vectrus Inc.	317,227	12,055
	Ennis Inc.	677,572	11,817
*	Donnelley Financial Solutions Inc.	857,407	11,455
*	SP Plus Corp.	628,858	11,288
*	Energy Recovery Inc.	1,344,952	11,029
	Barrett Business Services Inc.	206,543	10,831
	Hyster-Yale Materials Handling Inc.	288,442	10,716
*	Sterling Construction Co. Inc.	741,365	10,498
*	Ducommun Inc.	313,428	10,318
	MTS Systems Corp.	538,971	10,300
	International Seaways Inc.	697,585	10,192
	Heidrick & Struggles International Inc.	514,314	10,106
*	Thermon Group Holdings Inc.	887,307	9,964
	Allied Motion Technologies Inc.	239,777	9,898
*	Forterra Inc.	828,026	9,787
	Resources Connection Inc.	846,347	9,775
*	UFP Technologies Inc.	231,324	9,581
	Insteel Industries Inc.	507,056	9,482
	Miller Industries Inc.	294,287	8,996
*	Lydall Inc.	540,266	8,936
*	Northwest Pipe Co.	330,583	8,747
*	Titan Machinery Inc.	660,042	8,732
	VSE Corp.	278,984	8,548
*	Foundation Building Materials Inc.	542,185	8,523
	Kronos Worldwide Inc.	658,631	8,470
*	Manitowoc Co. Inc.	1,003,843	8,442
*	Willdan Group Inc.	329,279	8,400
*	Ranpak Holdings Corp. Class A	881,479	8,392
*	Orion Energy Systems Inc.	1,094,709	8,287

		Shares	Market Value ($000)
*	Modine Manufacturing Co.	1,318,146	8,238
*	Napco Security Technologies Inc.	335,202	7,877
	Hurco Cos. Inc.	274,431	7,794
	CRA International Inc.	207,497	7,775
*	Cross Country Healthcare Inc.	1,185,083	7,691
*	Franklin Covey Co.	421,298	7,474
*	DXP Enterprises Inc.	454,550	7,332
*	GreenSky Inc. Class A	1,643,156	7,296
	Triumph Group Inc.	1,111,826	7,238
*	Gencor Industries Inc.	649,149	7,160
*	CECO Environmental Corp.	948,357	6,914
*	Aspen Aerogels Inc.	629,628	6,894
*	Vishay Precision Group Inc.	271,246	6,868
	LSI Industries Inc.	1,011,286	6,826
*	BlueLinx Holdings Inc.	315,119	6,784
*	IES Holdings Inc.	212,930	6,765
*	Daseke Inc.	1,236,245	6,639
*	Radiant Logistics Inc.	1,266,082	6,508
	Park Aerospace Corp.	579,004	6,323
*	Overseas Shipholding Group Inc. Class A	2,942,601	6,297
*,1	ShotSpotter Inc.	200,799	6,233
*	Montrose Environmental Group Inc.	259,275	6,176
*	Acacia Research Corp.	1,743,646	6,050
*	YRC Worldwide Inc.	1,502,416	5,889
*	I3 Verticals Inc. Class A	232,069	5,860
*	Lawson Products Inc.	142,432	5,844
*	Commercial Vehicle Group Inc.	880,634	5,751
*	Transcat Inc.	195,559	5,730
	Powell Industries Inc.	236,793	5,714
*	L B Foster Co. Class A	424,038	5,691
	REV Group Inc.	711,086	5,610
*	Veritiv Corp.	434,094	5,496
*,1	Alpha Pro Tech Ltd.	360,353	5,326
*,1	EVI Industries Inc.	191,263	5,089
*	US Xpress Enterprises Inc. Class A	602,647	4,978
*	Astronics Corp.	637,603	4,922
*	Blue Bird Corp.	389,361	4,735
*,1	Energous Corp.	1,602,198	4,726
*,1	Eagle Bulk Shipping Inc.	285,774	4,678
*	Covenant Logistics Group Inc. Class A	266,943	4,669
*	Team Inc.	838,302	4,611
*	InnerWorkings Inc.	1,525,840	4,562
	Graham Corp.	351,529	4,489
*,1	ExOne Co.	363,313	4,440
	Preformed Line Products Co.	90,770	4,422
*	PFSweb Inc.	657,969	4,402
	Park-Ohio Holdings Corp.	268,947	4,322
*	Select Interior Concepts Inc. Class A	624,301	4,308
*,1	Wrap Technologies Inc.	636,088	4,306
*	GP Strategies Corp.	446,262	4,302
	Universal Logistics Holdings Inc.	205,109	4,279
	United States Lime & Minerals Inc.	47,177	4,251
[1]	Titan International Inc.	1,419,716	4,103
*,2	Research Solutions Inc.	1,788,327	4,042
*,1	Luna Innovations Inc.	664,942	3,976
*	DHI Group Inc.	1,683,325	3,804
*	ServiceSource International Inc.	2,418,187	3,555
*	Atlanticus Holdings Corp.	298,060	3,547

		Shares	Market Value ($000)
*	Information Services Group Inc.	1,630,546	3,440
*	Goldfield Corp.	812,034	3,435
*	Paysign Inc.	602,949	3,425
*	Horizon Global Corp.	556,734	3,201
*,1	HC2 Holdings Inc.	1,279,015	3,095
*	Concrete Pumping Holdings Inc.	857,449	3,061
*	Rekor Systems Inc.	527,201	3,037
*	Core Molding Technologies Inc.	340,927	3,021
*	General Finance Corp.	460,722	2,916
[1]	RR Donnelley & Sons Co.	1,908,393	2,786
*	Hill International Inc.	2,088,963	2,757
*,2	Perma-Pipe International Holdings Inc.	471,999	2,667
	BG Staffing Inc.	305,568	2,588
*	Mayville Engineering Co. Inc.	268,889	2,471
*	PRGX Global Inc.	517,984	2,466
*	Ultralife Corp.	414,963	2,448
*	StarTek Inc.	442,763	2,324
*	Orion Group Holdings Inc.	792,966	2,181
	Quad/Graphics Inc.	718,815	2,178
*	Manitex International Inc.	512,122	2,136
*	PAM Transportation Services Inc.	56,754	2,134
*,1	Babcock & Wilcox Enterprises Inc.	918,791	2,132
*	LightPath Technologies Inc. Class A	852,135	2,054
*	Armstrong Flooring Inc.	582,389	2,009
	Innovative Solutions & Support Inc.	292,030	1,997
*	Frequency Electronics Inc.	195,402	1,975
*	Willis Lease Finance Corp.	99,130	1,829
*	Polar Power Inc.	549,800	1,737
*	Twin Disc Inc.	332,654	1,683
*	Limbach Holdings Inc.	149,531	1,600
*	Mistras Group Inc.	375,778	1,469
*	Broadwind Inc.	509,091	1,461
*	USA Truck Inc.	139,872	1,322
*	Nesco Holdings Inc.	298,528	1,239
*,1	Digital Ally Inc.	569,178	1,218
*	CPI Aerostructures Inc.	436,504	1,170
	HireQuest Inc.	152,918	1,164
*,1	Odyssey Marine Exploration Inc.	167,947	1,142
*,1	Infrastructure & Energy Alternatives Inc.	187,458	1,115
	RF Industries Ltd.	245,831	1,091
*	Houston Wire & Cable Co.	433,061	1,083
*,1	Coda Octopus Group Inc.	183,468	1,015
*	Hudson Technologies Inc.	872,556	1,003
*	Target Hospitality Corp.	797,237	973
*	Perceptron Inc.	139,462	948
*	Air Industries Group	747,231	912
*	Huttig Building Products Inc.	400,145	876
	Greif Inc. Class B	21,694	856
*	Volt Information Sciences Inc.	572,256	807
*,1	ClearSign Technologies Corp.	355,709	804
	Espey Manufacturing & Electronics Corp.	36,520	694
*,1	Applied DNA Sciences Inc.	88,084	681
*	Hudson Global Inc.	65,673	634
*	FreightCar America Inc.	242,168	552
*	DLH Holdings Corp.	74,126	537
*	Wireless Telecom Group Inc.	305,882	422
*,1	Astrotech Corp.	235,908	401
	AMCON Distributing Co.	6,102	394

		Shares	Market Value ($000)
*	ShiftPixy Inc.	88,422	340
*	Air T Inc.	32,804	317
*	Image Sensing Systems Inc.	79,211	288
*	SIFCO Industries Inc.	77,755	286
*	Jewett-Cameron Trading Co. Ltd.	32,900	254
*	LS Starrett Co. Class A	85,681	253
*	Lightbridge Corp.	59,325	247
*	Usio Inc.	142,603	220
*	Ballantyne Strong Inc.	124,748	195
*	ENGlobal Corp.	206,963	178
*	ALJ Regional Holdings Inc.	196,548	143
*	BioHiTech Global Inc.	58,891	85
	P&F Industries Inc. Class A	19,462	84
*	Sypris Solutions Inc.	35,375	39
*	Servotronics Inc.	5,014	39
	Patriot Transportation Holding Inc.	3,092	27
*	LGL Group Inc.	2,391	21
*	Air T Funding Warrants Exp. 01/15/2021	90,675	2
*,3	Patriot National Inc.	129,819	—
*,3	Eagle Bulk Shipping Inc. Warrants Exp. 10/15/2021	1	—
			126,457,890
Other (0.0%)[5]
*,3	Spirit MTA REIT	2,854,330	2,191
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	2,021,007	1,779
*,1,3	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,3	New York REIT Liquidating LLC	19,100	240
*,3	Ocera Therapeutics Inc. CVR	653,477	176
*,3	Ambit Biosciences Corp. CVR	201,330	121
*,3	Media General Inc. CVR	2,351,648	91
*,3	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*,3	First Eagle Private Credit LLC CVR	551,185	50
*,1,3	Ominto Inc.	101,171	41
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	169,257	39
*,1,3	SRAX Inc. Rights	148,260	27
*,3	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,3	Seventy Seven Energy Inc.	7,222	1
*,3	Clinical Data Care CVR	216,285	—
*,3	OncoMed Pharmaceuticals Inc. CVR (XNGS)	40,724	—
*,3	Omthera Pharmaceuticals Inc. CVR	121,311	—
*,1,3	Biosante Pharmaceutical Inc. CVR	253,823	—
*,3	NuPathe Inc.	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
*	Adolor Corp. Rights	592,629	—
*,3	Universal Travel Group	42,843	—
*,1,3	Harvest Natural Resources Inc.	51,829	—
*,3	Restorando Inc. CVR	491,365	—
			5,745
Real Estate (3.5%)
	American Tower Corp.	12,439,083	3,006,900
	Prologis Inc.	20,709,549	2,083,795
	Crown Castle International Corp.	11,769,409	1,959,607
	Equinix Inc.	2,480,671	1,885,632
	Digital Realty Trust Inc.	7,543,991	1,107,156
	SBA Communications Corp. Class A	3,137,788	999,323
*	CoStar Group Inc.	1,104,173	936,902
	Public Storage	4,152,634	924,875
	Welltower Inc.	11,704,889	644,822

		Shares	Market Value ($000)
	Weyerhaeuser Co.	20,931,313	596,961
	AvalonBay Communities Inc.	3,946,070	589,306
	Realty Income Corp.	9,677,135	587,886
	Alexandria Real Estate Equities Inc.	3,535,441	565,671
	Simon Property Group Inc.	8,580,867	555,010
	Equity Residential	10,438,859	535,827
	Invitation Homes Inc.	15,726,996	440,199
	Ventas Inc.	10,464,513	439,091
*	CBRE Group Inc. Class A	8,951,082	420,432
	Healthpeak Properties Inc.	15,104,895	410,098
	Extra Space Storage Inc.	3,616,601	386,940
	Sun Communities Inc.	2,749,579	386,618
	Duke Realty Corp.	10,364,287	382,442
	Mid-America Apartment Communities Inc.	3,199,030	370,927
	Essex Property Trust Inc.	1,829,123	367,270
	VICI Properties Inc.	13,955,373	326,137
	WP Carey Inc.	4,864,931	316,999
	Boston Properties Inc.	3,917,671	314,589
*,1	Zillow Group Inc. Class C	3,019,403	306,741
	Equity LifeStyle Properties Inc.	4,590,046	281,370
	UDR Inc.	8,264,499	269,505
	Medical Properties Trust Inc.	14,801,116	260,944
	Camden Property Trust	2,725,735	242,536
	CyrusOne Inc.	3,278,184	229,571
*	Zillow Group Inc. Class A	2,223,557	225,780
	Gaming & Leisure Properties Inc.	5,896,545	217,759
	Iron Mountain Inc.	8,057,723	215,866
	American Homes 4 Rent Class A	7,514,580	214,015
	Host Hotels & Resorts Inc.	19,720,729	212,787
	Americold Realty Trust	5,715,041	204,313
	VEREIT Inc.	30,173,783	196,130
	Omega Healthcare Investors Inc.	6,396,753	191,519
	Regency Centers Corp.	4,778,895	181,694
	CubeSmart	5,458,316	176,358
	STORE Capital Corp. Class A	6,398,577	175,513
	Kilroy Realty Corp.	3,251,773	168,962
	National Retail Properties Inc.	4,852,094	167,446
	Vornado Realty Trust	4,857,784	163,756
	Lamar Advertising Co. Class A	2,434,426	161,086
	Healthcare Trust of America Inc. Class A	6,167,566	160,357
	Rexford Industrial Realty Inc.	3,476,950	159,105
	Federal Realty Investment Trust	2,135,804	156,853
*	RealPage Inc.	2,562,025	147,675
	EastGroup Properties Inc.	1,111,345	143,730
	CoreSite Realty Corp.	1,192,542	141,769
	First Industrial Realty Trust Inc.	3,553,732	141,439
	Apartment Investment & Management Co. Class A	4,157,303	140,184
	Life Storage Inc.	1,325,605	139,546
	Jones Lang LaSalle Inc.	1,449,836	138,691
	American Campus Communities Inc.	3,887,377	135,747
	Kimco Realty Corp.	11,442,410	128,842
	STAG Industrial Inc.	4,193,720	127,866
*	Redfin Corp.	2,500,333	124,842
	Cousins Properties Inc.	4,157,519	118,863
	Douglas Emmett Inc.	4,638,576	116,428
	Healthcare Realty Trust Inc.	3,804,344	114,587
	QTS Realty Trust Inc. Class A	1,734,115	109,284
	Physicians Realty Trust	5,838,680	104,571

		Shares	Market Value ($000)
	Terreno Realty Corp.	1,897,484	103,906
	Rayonier Inc.	3,829,172	101,243
	Highwoods Properties Inc.	2,938,106	98,632
	Brixmor Property Group Inc.	8,387,380	98,048
	Spirit Realty Capital Inc.	2,902,234	97,950
	Agree Realty Corp.	1,525,721	97,097
	JBG SMITH Properties	3,602,987	96,344
	SL Green Realty Corp.	2,056,709	95,370
	Hudson Pacific Properties Inc.	4,323,746	94,820
	Equity Commonwealth	3,206,481	85,389
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,950,669	82,455
	Lexington Realty Trust	7,707,018	80,538
	Sabra Health Care REIT Inc.	5,768,769	79,522
	Innovative Industrial Properties Inc.	610,965	75,827
	PotlatchDeltic Corp.	1,771,356	74,574
	Corporate Office Properties Trust	3,123,679	74,094
	National Health Investors Inc.	1,182,372	71,262
	Park Hotels & Resorts Inc.	7,031,848	70,248
	PS Business Parks Inc.	571,849	69,989
*	Howard Hughes Corp.	1,150,239	66,254
	Outfront Media Inc.	4,068,389	59,195
	EPR Properties	2,097,132	57,671
	Weingarten Realty Investors	3,396,120	57,598
	Uniti Group Inc.	5,450,007	57,416
	Apple Hospitality REIT Inc.	5,957,213	57,249
	Taubman Centers Inc.	1,658,064	55,197
	Essential Properties Realty Trust Inc.	2,862,497	52,441
	Ryman Hospitality Properties Inc.	1,393,087	51,266
	National Storage Affiliates Trust	1,551,075	50,736
	Easterly Government Properties Inc.	2,233,238	50,047
	Kennedy-Wilson Holdings Inc.	3,439,864	49,947
	Four Corners Property Trust Inc.	1,947,609	49,839
	Brandywine Realty Trust	4,817,324	49,811
	Piedmont Office Realty Trust Inc. Class A	3,524,543	47,828
	Sunstone Hotel Investors Inc.	5,930,421	47,088
	CareTrust REIT Inc.	2,645,443	47,076
	Washington REIT	2,321,178	46,725
	Pebblebrook Hotel Trust	3,691,740	46,257
	Industrial Logistics Properties Trust	1,884,221	41,208
	RLJ Lodging Trust	4,729,547	40,958
	Global Net Lease Inc.	2,492,777	39,635
	Colony Capital Inc.	14,249,909	38,902
	LTC Properties Inc.	1,112,267	38,774
	Service Properties Trust	4,746,856	37,737
	Paramount Group Inc.	5,192,717	36,764
	GEO Group Inc.	3,227,619	36,601
	American Assets Trust Inc.	1,480,760	35,671
	Monmouth Real Estate Investment Corp.	2,553,360	35,364
	Retail Properties of America Inc. Class A	5,979,900	34,743
	Columbia Property Trust Inc.	3,170,135	34,586
*	Cushman & Wakefield plc	3,207,685	33,713
	Retail Opportunity Investments Corp.	3,063,277	31,904
	SITE Centers Corp.	4,372,462	31,482
*	Realogy Holdings Corp.	3,206,104	30,266
	Independence Realty Trust Inc.	2,608,777	30,236
	Urban Edge Properties	3,061,817	29,761
	Empire State Realty Trust Inc. Class A	4,798,775	29,368
	DiamondRock Hospitality Co.	5,544,163	28,109

		Shares	Market Value ($000)
	Mack-Cali Realty Corp.	2,222,153	28,044
	Xenia Hotels & Resorts Inc.	3,165,081	27,789
	Community Healthcare Trust Inc.	593,953	27,773
	Office Properties Income Trust	1,334,809	27,657
	CoreCivic Inc.	3,352,076	26,817
	Kite Realty Group Trust	2,289,385	26,511
[1]	Safehold Inc.	421,170	26,155
	NexPoint Residential Trust Inc.	582,763	25,846
	Getty Realty Corp.	985,195	25,625
	Acadia Realty Trust	2,390,924	25,105
	Investors Real Estate Trust	375,369	24,463
	Alexander & Baldwin Inc.	1,987,627	22,281
	Universal Health Realty Income Trust	350,355	19,967
	American Finance Trust Inc. Class A	3,073,761	19,272
	Diversified Healthcare Trust	5,346,613	18,820
[1]	Macerich Co.	2,761,980	18,754
*	Marcus & Millichap Inc.	667,428	18,368
	Newmark Group Inc. Class A	4,219,073	18,226
	Gladstone Commercial Corp.	998,294	16,821
[1]	Broadstone Net Lease Inc. Class A	997,709	16,742
*	St. Joe Co.	807,540	16,660
	Global Medical REIT Inc.	1,215,873	16,414
[1]	Tanger Factory Outlet Centers Inc.	2,596,118	15,655
	RE/MAX Holdings Inc. Class A	465,202	15,226
	Summit Hotel Properties Inc.	2,922,001	15,136
	UMH Properties Inc.	1,090,744	14,769
[1]	Brookfield Property REIT Inc. Class A	1,177,697	14,415
	Alexander's Inc.	57,751	14,162
	Armada Hoffler Properties Inc.	1,519,480	14,070
*,1	Seritage Growth Properties Class A	997,981	13,423
	Gladstone Land Corp.	882,062	13,249
	CatchMark Timber Trust Inc. Class A	1,384,680	12,365
	Colony Credit Real Estate Inc.	2,498,258	12,266
	RPT Realty	2,220,032	12,077
	Front Yard Residential Corp.	1,357,357	11,863
	RMR Group Inc. Class A	415,273	11,408
	Chatham Lodging Trust	1,374,350	10,473
	Franklin Street Properties Corp.	2,723,855	9,969
	Jernigan Capital Inc.	569,241	9,757
	Saul Centers Inc.	333,795	8,872
*	Tejon Ranch Co.	625,908	8,857
	City Office REIT Inc.	1,105,704	8,315
*	Forestar Group Inc.	464,800	8,227
	Ares Commercial Real Estate Corp.	851,353	7,781
	Urstadt Biddle Properties Inc. Class A	825,373	7,593
	New Senior Investment Group Inc.	1,868,195	7,473
	Plymouth Industrial REIT Inc.	587,701	7,252
[1]	Farmland Partners Inc.	1,064,190	7,087
	Preferred Apartment Communities Inc. Class A	1,252,665	6,764
	One Liberty Properties Inc.	412,493	6,748
	Whitestone REIT	1,105,555	6,633
*	PICO Holdings Inc.	719,200	6,444
*	Rafael Holdings Inc. Class B	406,516	6,301
	CTO Realty Growth Inc.	132,757	5,855
	Retail Value Inc.	457,202	5,747
	Hersha Hospitality Trust Class A	1,023,519	5,670
	Bluerock Residential Growth REIT Inc. Class A	746,912	5,662
	Tiptree Inc. Class A	1,138,646	5,636

		Shares	Market Value ($000)
	CorePoint Lodging Inc.	1,020,992	5,564
*	FRP Holdings Inc.	130,879	5,454
*	Maui Land & Pineapple Co. Inc.	500,540	5,416
	BRT Apartments Corp.	431,172	5,079
*	Stratus Properties Inc.	224,876	4,848
	Griffin Industrial Realty Inc.	78,346	4,188
	Postal Realty Trust Inc. Class A	227,591	3,446
	Clipper Realty Inc.	530,809	3,211
	Alpine Income Property Trust Inc.	205,500	3,195
[1]	Washington Prime Group Inc.	4,896,493	3,170
*	Fathom Holdings Inc.	137,900	2,171
[2]	Condor Hospitality Trust Inc.	828,209	2,170
	Braemar Hotels & Resorts Inc.	850,042	2,125
	CorEnergy Infrastructure Trust Inc.	319,266	1,864
	Cedar Realty Trust Inc.	2,153,203	1,744
	Global Self Storage Inc.	354,937	1,423
	Sotherly Hotels Inc.	494,869	891
[1]	Pennsylvania REIT	1,436,394	796
[1]	Urstadt Biddle Properties Inc.	94,274	795
*,1	CBL & Associates Properties Inc.	4,018,230	647
*,1	Avalon GloboCare Corp.	470,565	588
*	Power REIT	29,103	577
*,1	Wheeler REIT Inc.	128,812	392
*	Transcontinental Realty Investors Inc.	14,585	364
[1]	Ashford Hospitality Trust Inc.	216,870	358
*	InterGroup Corp.	7,138	215
*	JW Mays Inc.	4,010	82
*	Trinity Place Holdings Inc.	36,941	52
			32,806,311
Technology (26.3%)
	Apple Inc.	431,441,948	49,965,292
	Microsoft Corp.	212,121,383	44,615,490
*	Facebook Inc. Class A	67,397,605	17,651,433
*	Alphabet Inc. Class A	8,424,524	12,346,982
*	Alphabet Inc. Class C	7,947,058	11,678,996
	NVIDIA Corp.	16,430,480	8,892,504
*	Adobe Inc.	13,443,690	6,593,189
	Intel Corp.	119,235,257	6,174,002
*	salesforce.com Inc.	24,000,438	6,031,790
	Broadcom Inc.	11,278,679	4,109,048
	QUALCOMM Inc.	31,633,542	3,722,635
	Texas Instruments Inc.	25,658,913	3,663,836
	Oracle Corp.	55,926,736	3,338,826
	International Business Machines Corp.	24,972,102	3,038,356
*	Advanced Micro Devices Inc.	32,929,553	2,699,894
*	ServiceNow Inc.	5,377,429	2,608,053
*	Zoom Video Communications Inc. Class A	4,850,384	2,280,214
	Intuit Inc.	6,942,704	2,264,779
	Applied Materials Inc.	25,615,451	1,522,839
*	Micron Technology Inc.	31,157,120	1,463,138
*	Autodesk Inc.	6,137,322	1,417,783
	Lam Research Corp.	4,082,025	1,354,212
	Analog Devices Inc.	10,357,314	1,209,113
	Roper Technologies Inc.	2,938,147	1,160,891
*	DocuSign Inc. Class A	4,931,471	1,061,450
	Cognizant Technology Solutions Corp. Class A	15,207,573	1,055,710
*	Workday Inc. Class A	4,881,451	1,050,147
*	Twilio Inc. Class A	3,872,399	956,831

		Shares	Market Value ($000)
*	Twitter Inc.	21,099,956	938,948
*	Synopsys Inc.	4,249,525	909,313
	Amphenol Corp. Class A	8,366,876	905,882
	TE Connectivity Ltd.	9,258,707	904,946
	KLA Corp.	4,364,662	845,610
*	Splunk Inc.	4,458,368	838,753
*	Cadence Design Systems Inc.	7,773,916	828,933
*	ANSYS Inc.	2,402,878	786,294
*	Match Group Inc.	6,931,275	766,946
	HP Inc.	40,110,594	761,700
*	Snap Inc. Class A	28,891,167	754,348
	Marvell Technology Group Ltd.	18,655,977	740,642
	Microchip Technology Inc.	7,082,909	727,840
	Xilinx Inc.	6,849,682	714,011
*	Okta Inc. Class A	3,260,974	697,359
	Corning Inc.	21,366,964	692,503
	Skyworks Solutions Inc.	4,666,891	679,033
*	Palo Alto Networks Inc.	2,571,829	629,455
*	RingCentral Inc. Class A	2,193,240	602,286
*	VeriSign Inc.	2,736,941	560,662
*	Crowdstrike Holdings Inc. Class A	3,996,176	548,755
*	Pinterest Inc. Class A	12,988,936	539,171
*	Coupa Software Inc.	1,878,571	515,179
	Maxim Integrated Products Inc.	7,482,167	505,869
*	Akamai Technologies Inc.	4,556,298	503,653
	CDW Corp.	4,009,937	479,308
*	EPAM Systems Inc.	1,478,466	477,958
	Citrix Systems Inc.	3,460,046	476,483
*	Datadog Inc. Class A	4,527,183	462,497
*	Dell Technologies Inc. Class C	6,785,624	459,319
*	Fortinet Inc.	3,865,995	455,453
*	Paycom Software Inc.	1,394,675	434,162
*	Qorvo Inc.	3,203,364	413,266
*	Tyler Technologies Inc.	1,126,919	392,799
	Teradyne Inc.	4,670,790	371,141
	SS&C Technologies Holdings Inc.	6,129,986	370,987
*	Black Knight Inc.	4,167,062	362,743
*	GoDaddy Inc. Class A	4,688,663	356,198
	Leidos Holdings Inc.	3,982,362	355,028
*	HubSpot Inc.	1,214,407	354,886
	Hewlett Packard Enterprise Co.	36,059,189	337,875
	Monolithic Power Systems Inc.	1,192,651	333,477
*	Zendesk Inc.	3,227,951	332,221
	NortonLifeLock Inc.	15,743,198	328,088
*,1	VMware Inc. Class A	2,222,794	319,349
*	Slack Technologies Inc. Class A	11,535,375	309,840
*	Arista Networks Inc.	1,493,839	309,120
*	Ceridian HCM Holding Inc.	3,721,026	307,543
	Seagate Technology plc	6,142,940	302,663
*	MongoDB Inc. Class A	1,282,302	296,866
*	Gartner Inc.	2,372,263	296,414
	Western Digital Corp.	7,974,499	291,468
*	Zscaler Inc.	2,019,915	284,182
*	Avalara Inc.	2,215,878	282,170
	Entegris Inc.	3,781,076	281,085
	NetApp Inc.	6,222,156	272,779
*	IAC/InterActiveCorp	2,227,832	266,850
*	Nuance Communications Inc.	7,913,838	262,660

		Shares	Market Value ($000)
*	ON Semiconductor Corp.	11,551,768	250,558
*	Guidewire Software Inc.	2,337,994	243,783
*	PTC Inc.	2,931,221	242,471
*	Aspen Technology Inc.	1,905,056	241,161
*	Five9 Inc.	1,837,279	238,258
*	Anaplan Inc.	3,486,695	218,197
*	Fastly Inc. Class A	2,284,065	213,971
	Universal Display Corp.	1,182,127	213,658
*	F5 Networks Inc.	1,721,485	211,347
*	Dynatrace Inc.	5,138,799	210,794
*	Cree Inc.	3,080,783	196,369
*,1	Snowflake Inc. Class A	773,988	194,271
*	Grubhub Inc.	2,597,136	187,851
*	Cloudflare Inc. Class A	4,334,393	177,970
*	Proofpoint Inc.	1,621,740	171,175
*	Arrow Electronics Inc.	2,167,333	170,482
*	Manhattan Associates Inc.	1,781,686	170,133
*	Elastic NV	1,570,749	169,468
*	IPG Photonics Corp.	971,255	165,084
*	Inphi Corp.	1,458,797	163,750
*	Dropbox Inc. Class A	8,415,829	162,089
	SYNNEX Corp.	1,154,209	161,658
*,1	Alteryx Inc. Class A	1,420,382	161,284
*	Smartsheet Inc. Class A	3,197,597	158,025
*	CACI International Inc. Class A	706,297	150,554
	CDK Global Inc.	3,418,439	149,010
	Pegasystems Inc.	1,122,547	135,873
	Jabil Inc.	3,816,287	130,746
*	Q2 Holdings Inc.	1,430,298	130,529
	DXC Technology Co.	7,215,454	128,796
	Science Applications International Corp.	1,640,106	128,617
*	Everbridge Inc.	965,920	121,445
*	Silicon Laboratories Inc.	1,241,102	121,442
*	Blackline Inc.	1,344,018	120,464
*	II-VI Inc.	2,909,893	118,025
	National Instruments Corp.	3,290,579	117,474
*	Nutanix Inc. Class A	5,256,617	116,592
	Cabot Microelectronics Corp.	808,715	115,493
*	Cirrus Logic Inc.	1,636,853	110,406
*	Envestnet Inc.	1,428,644	110,234
*	Lattice Semiconductor Corp.	3,771,587	109,225
*	Vertiv Holdings Co. Class A	6,022,645	104,312
*	Pure Storage Inc. Class A	6,656,474	102,443
*	Novanta Inc.	948,003	99,863
*	Semtech Corp.	1,845,999	97,764
*	Varonis Systems Inc.	839,481	96,893
	Brooks Automation Inc.	2,058,131	95,209
*	Sailpoint Technologies Holdings Inc.	2,402,051	95,049
*	Qualys Inc.	934,000	91,541
*	Change Healthcare Inc.	6,278,141	91,096
*	Dun & Bradstreet Holdings Inc.	3,545,683	90,982
*	LiveRamp Holdings Inc.	1,744,606	90,318
	Xerox Holdings Corp.	4,779,336	89,708
	Power Integrations Inc.	1,599,177	88,594
*	LivePerson Inc.	1,678,995	87,291
*	J2 Global Inc.	1,253,504	86,768
*	New Relic Inc.	1,531,831	86,334
*,1	ZoomInfo Technologies Inc. Class A	1,874,893	80,602

		Shares	Market Value ($000)
*	NCR Corp.	3,555,955	78,729
*	Verint Systems Inc.	1,629,237	78,497
*	Rapid7 Inc.	1,280,373	78,410
	Blackbaud Inc.	1,387,803	77,481
*	SPS Commerce Inc.	972,758	75,749
	Perspecta Inc.	3,830,866	74,510
*	FireEye Inc.	5,984,535	73,879
*	Synaptics Inc.	912,714	73,400
	Avnet Inc.	2,812,775	72,682
*	Box Inc. Class A	4,162,461	72,260
*	SVMK Inc.	3,174,549	70,189
*,1	Appian Corp. Class A	1,073,786	69,528
*	Tenable Holdings Inc.	1,832,196	69,165
*	Advanced Energy Industries Inc.	1,092,861	68,785
*	Alarm.com Holdings Inc.	1,230,808	68,002
*	Teradata Corp.	2,897,929	65,783
*	Covetrus Inc.	2,672,177	65,201
*	Diodes Inc.	1,151,124	64,981
*	Fabrinet	1,019,470	64,257
*	Cloudera Inc.	5,861,965	63,837
*	Cornerstone OnDemand Inc.	1,718,218	62,474
*	Bandwidth Inc. Class A	345,192	60,260
*	Medallia Inc.	2,186,086	59,942
*	Plexus Corp.	822,957	58,125
*	Appfolio Inc. Class A	408,370	57,911
	Vishay Intertechnology Inc.	3,654,178	56,896
*	Insight Enterprises Inc.	969,684	54,865
*	FormFactor Inc.	2,200,331	54,854
*	Workiva Inc. Class A	958,593	53,451
*	Rogers Corp.	522,585	51,245
*	CommVault Systems Inc.	1,237,480	50,489
*	Cargurus Inc. Class A	2,318,578	50,151
*	Bottomline Technologies DE Inc.	1,146,871	48,352
*	Sanmina Corp.	1,770,348	47,888
*	Ambarella Inc.	911,702	47,573
*,1	Schrodinger Inc.	999,820	47,501
*,1	Vroom Inc.	914,867	47,372
*	Cerence Inc.	968,421	47,327
	Progress Software Corp.	1,281,300	46,998
*	Altair Engineering Inc. Class A	1,115,124	46,813
*	Rambus Inc.	3,255,577	44,569
*	MACOM Technology Solutions Holdings Inc.	1,298,347	44,157
*	NetScout Systems Inc.	1,953,811	42,652
*	Upwork Inc.	2,412,440	42,073
*	MaxLinear Inc. Class A	1,808,449	42,028
*	Yelp Inc. Class A	1,985,723	39,893
*	Yext Inc.	2,625,895	39,861
*	Perficient Inc.	918,189	39,243
*	Virtusa Corp.	781,635	38,425
*	Onto Innovation Inc.	1,264,445	37,655
*	SolarWinds Corp.	1,782,813	36,262
	Xperi Holding Corp.	3,098,885	35,606
	CSG Systems International Inc.	860,079	35,220
*	PROS Holdings Inc.	1,090,175	34,820
*	Allscripts Healthcare Solutions Inc.	4,231,103	34,441
	NIC Inc.	1,741,349	34,305
*	Super Micro Computer Inc.	1,268,821	33,497
*	TTM Technologies Inc.	2,911,903	33,225

		Shares	Market Value ($000)
*	Avaya Holdings Corp.	2,184,884	33,210
*,1	PagerDuty Inc.	1,215,041	32,940
*	Ping Identity Holding Corp.	1,030,223	32,153
	Shutterstock Inc.	612,141	31,856
*,1	JFrog Ltd.	372,800	31,558
	Simulations Plus Inc.	404,858	30,510
*	MicroStrategy Inc. Class A	199,493	30,036
	Methode Electronics Inc.	1,037,947	29,581
*	TechTarget Inc.	662,013	29,102
*	Model N Inc.	807,658	28,494
*	Zuora Inc. Class A	2,632,580	27,221
*	ePlus Inc.	367,661	26,913
	Pitney Bowes Inc.	4,891,723	25,975
*	Amkor Technology Inc.	2,282,479	25,564
*	Calix Inc.	1,418,205	25,216
*	Domo Inc. Class B	656,785	25,175
*	Upland Software Inc.	660,091	24,885
	Switch Inc. Class A	1,511,562	23,595
*	nLight Inc.	976,283	22,923
*	CEVA Inc.	569,037	22,403
*	Ultra Clean Holdings Inc.	1,043,652	22,397
*,1	BigCommerce Holdings Inc.	258,875	21,564
*	Magnite Inc.	3,066,618	21,298
	Benchmark Electronics Inc.	1,029,037	20,735
*	ACM Research Inc. Class A	294,631	20,359
*	OneSpan Inc.	942,168	19,748
*,1	PAR Technology Corp.	482,759	19,557
*	MobileIron Inc.	2,788,017	19,544
*	Eventbrite Inc. Class A	1,770,383	19,209
	Cohu Inc.	1,089,136	18,711
*	Axcelis Technologies Inc.	850,262	18,706
*,1	Tucows Inc. Class A	270,973	18,670
	CTS Corp.	829,670	18,278
*	Unisys Corp.	1,682,094	17,948
*	Jamf Holding Corp.	476,997	17,940
*	Limelight Networks Inc.	3,076,023	17,718
*	PDF Solutions Inc.	920,753	17,227
*	Photronics Inc.	1,721,517	17,146
*,1	Duck Creek Technologies Inc.	363,364	16,508
*	Sprout Social Inc. Class A	428,131	16,483
*	SiTime Corp.	196,100	16,478
*	Diebold Nixdorf Inc.	2,076,191	15,862
*,1	Rackspace Technology Inc.	814,082	15,704
*,1,2	CyberOptics Corp.	483,850	15,406
*	Veeco Instruments Inc.	1,285,297	14,999
*,1	3D Systems Corp.	3,043,636	14,944
[1]	Ebix Inc.	724,415	14,923
*	ScanSource Inc.	735,798	14,591
*	Mitek Systems Inc.	1,119,728	14,265
*	Agilysys Inc.	571,646	13,811
*	Vertex Inc. Class A	599,797	13,795
	QAD Inc. Class A	311,155	13,131
*	TrueCar Inc.	2,622,686	13,113
*	Alpha & Omega Semiconductor Ltd.	984,404	12,620
*	EverQuote Inc. Class A	323,547	12,502
*	Blucora Inc.	1,326,278	12,494
	PC Connection Inc.	302,562	12,423
	American Software Inc. Class A	875,403	12,291

		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	563,552	12,156
*,1	Impinj Inc.	452,856	11,933
*	Brightcove Inc.	1,156,044	11,838
*	Arlo Technologies Inc.	2,190,412	11,522
*	Endurance International Group Holdings Inc.	1,868,904	10,727
*	ChannelAdvisor Corp.	735,244	10,639
[1]	VirnetX Holding Corp.	1,961,419	10,337
*	Forrester Research Inc.	306,343	10,045
*	Sciplay Corp. Class A	600,122	9,734
*	Benefitfocus Inc.	855,303	9,579
*	Avid Technology Inc.	1,077,152	9,220
*	Sumo Logic Inc.	414,965	9,046
*	Zix Corp.	1,534,794	8,963
	NVE Corp.	180,423	8,855
*	A10 Networks Inc.	1,375,055	8,759
*	AXT Inc.	1,422,717	8,707
	Computer Programs & Systems Inc.	314,481	8,683
*	DSP Group Inc.	643,205	8,477
*	eGain Corp.	597,497	8,467
*,1	Waitr Holdings Inc.	2,615,565	8,422
*	Kimball Electronics Inc.	698,881	8,079
*	Grid Dynamics Holdings Inc.	1,029,967	7,962
*,1	MicroVision Inc.	3,989,231	7,779
*,1	Digimarc Corp.	348,024	7,771
*	NeoPhotonics Corp.	1,237,575	7,537
*,1	Intelligent Systems Corp.	186,489	7,269
	Hackett Group Inc.	619,693	6,928
*,1	Cleanspark Inc.	540,055	6,745
*	Immersion Corp.	949,285	6,692
*	Iteris Inc.	1,626,283	6,668
*	Intevac Inc.	1,013,055	5,582
*	Telenav Inc.	1,536,204	5,530
*	Smith Micro Software Inc.	1,422,609	5,306
*,1	Atomera Inc.	492,268	5,144
*	GSI Technology Inc.	870,804	4,911
*,1	Asure Software Inc.	645,804	4,876
*,2	Computer Task Group Inc.	880,509	4,376
*	Mastech Digital Inc.	237,332	4,274
*,1	Veritone Inc.	464,592	4,256
*	GTY Technology Holdings Inc.	1,578,853	4,184
*	SharpSpring Inc.	362,676	4,044
*	Quantum Corp.	864,700	3,978
	Daktronics Inc.	992,143	3,929
*	IEC Electronics Corp.	453,117	3,919
*,2	Issuer Direct Corp.	191,687	3,811
*	EMCORE Corp.	1,096,690	3,564
*	comScore Inc.	1,720,013	3,509
*	Groupon Inc. Class A	169,249	3,453
*,2	Amtech Systems Inc.	705,443	3,450
*	Intellicheck Inc.	473,575	3,159
*	Synchronoss Technologies Inc.	1,041,331	3,134
*	Identiv Inc.	498,106	3,118
*,1	Red Violet Inc.	168,903	3,118
*	PCTEL Inc.	539,720	3,055
*	Rimini Street Inc.	929,782	2,994
*	Pixelworks Inc.	1,447,067	2,966
*,1	Kopin Corp.	1,999,620	2,759
*,1	Boxlight Corp. Class A	1,648,036	2,653

		Shares	Market Value ($000)
*,1	Park City Group Inc.	528,314	2,605
*	Synacor Inc.	1,651,360	2,494
*	Key Tronic Corp.	240,560	2,369
*	Palantir Technologies Inc. Class A	240,138	2,281
	AstroNova Inc.	278,254	2,232
*	SecureWorks Corp. Class A	193,975	2,209
*	Everspin Technologies Inc.	388,371	2,202
*,1	Research Frontiers Inc.	808,942	2,184
*	Qumu Corp.	460,283	2,122
*	Innodata Inc.	662,694	2,048
*	Unity Software Inc.	23,332	2,036
*	Great Elm Capital Group Inc.	830,451	1,960
*,1	eMagin Corp.	1,506,479	1,913
*	WidePoint Corp.	3,786,598	1,893
[3]	QAD Inc. Class B	53,467	1,780
*	Beyond Air Inc.	340,949	1,770
*	Mohawk Group Holdings Inc.	186,689	1,540
*,1	Remark Holdings Inc.	1,175,227	1,375
	Support.com Inc.	713,671	1,285
	Richardson Electronics Ltd.	294,196	1,227
	TransAct Technologies Inc.	227,236	1,136
	CSP Inc.	129,730	1,120
*	Crexendo Inc.	189,800	1,061
*,1	Net Element Inc.	117,351	1,055
*	NetSol Technologies Inc.	324,689	951
*	Aehr Test Systems	677,211	941
*	inTEST Corp.	208,654	939
	ARC Document Solutions Inc.	997,830	898
*,1	Inuvo Inc.	2,177,936	796
*,1	Rubicon Technology Inc.	86,489	737
*	RealNetworks Inc.	585,135	714
*	Bentley Systems Inc. Class B	22,376	703
*	Verb Technology Co. Inc.	578,356	625
*	Asana Inc. Class A	20,886	602
*	QuickLogic Corp.	188,300	586
*	Data I/O Corp.	179,297	570
*	GSE Systems Inc.	541,861	564
*	CVD Equipment Corp.	162,311	497
*,1	Akerna Corp.	134,888	491
*	AudioEye Inc.	32,811	479
*	Cinedigm Corp. Class A	786,863	445
*	One Stop Systems Inc.	190,266	400
*	AutoWeb Inc.	96,928	304
*,1	Super League Gaming Inc.	158,855	291
*,1	Exela Technologies Inc.	734,600	283
*,1	CynergisTek Inc.	173,845	273
*	Streamline Health Solutions Inc.	171,772	268
*	BSQUARE Corp.	180,438	244
*	RCM Technologies Inc.	130,681	182
*	Phunware Inc.	119,100	109
*	American Virtual Cloud Technologies Inc.	22,500	94
*	Creative Realities Inc.	64,318	63
*	Trio-Tech International	15,180	52
*	Evolving Systems Inc.	27,962	32
*	Steel Connect Inc.	20,410	11
			246,638,685
Telecommunications (3.5%)
	Verizon Communications Inc.	115,936,942	6,897,089

		Shares	Market Value ($000)
	Comcast Corp. Class A	127,844,949	5,914,107
	AT&T Inc.	199,782,859	5,695,809
	Cisco Systems Inc.	106,561,307	4,197,450
*	Charter Communications Inc. Class A	4,016,131	2,507,431
*	T-Mobile US Inc.	15,627,379	1,787,147
	L3Harris Technologies Inc.	6,060,910	1,029,385
	Motorola Solutions Inc.	4,763,382	746,946
*	Liberty Broadband Corp. Class C	4,494,212	642,088
*	Roku Inc. Class A	2,972,173	561,146
	CenturyLink Inc.	30,724,471	310,010
	Cable One Inc.	152,500	287,528
*	Altice USA Inc. Class A	9,380,177	243,885
*	GCI Liberty Inc. Class A	2,689,338	220,418
	Juniper Networks Inc.	9,248,824	198,850
*	DISH Network Corp. Class A	6,838,613	198,525
*	Ciena Corp.	4,323,380	171,595
*	Lumentum Holdings Inc.	2,004,860	150,625
*	Iridium Communications Inc.	3,204,021	81,959
*	Viavi Solutions Inc.	6,493,902	76,173
	Cogent Communications Holdings Inc.	1,190,130	71,467
*	Acacia Communications Inc.	1,028,285	69,306
*	Vonage Holdings Corp.	6,559,743	67,106
	Shenandoah Telecommunications Co.	1,308,756	58,155
	Telephone & Data Systems Inc.	2,740,190	50,529
	InterDigital Inc.	873,908	49,865
*	CommScope Holding Co. Inc.	5,499,477	49,495
*	ViaSat Inc.	1,331,704	45,797
*	8x8 Inc.	2,781,176	43,247
*	Liberty Broadband Corp. Class A	258,056	36,595
*	EchoStar Corp. Class A	1,347,838	33,548
	Ubiquiti Inc.	178,333	29,721
*	Infinera Corp.	4,464,555	27,502
*	NETGEAR Inc.	836,334	25,776
*	Vocera Communications Inc.	834,698	24,273
*,1	Inseego Corp.	2,206,458	22,771
*	Cincinnati Bell Inc.	1,487,036	22,305
*	Harmonic Inc.	2,696,106	15,044
	ATN International Inc.	294,188	14,751
	ADTRAN Inc.	1,383,890	14,192
*,2	Clearfield Inc.	692,310	13,964
*	Extreme Networks Inc.	3,303,674	13,281
*,1	Gogo Inc.	1,436,881	13,277
*	United States Cellular Corp.	444,842	13,136
*	Digi International Inc.	783,893	12,252
*	Boingo Wireless Inc.	1,141,427	11,637
*	Consolidated Communications Holdings Inc.	1,980,545	11,269
[1]	Plantronics Inc.	895,732	10,605
*	Anterix Inc.	317,484	10,385
*	Genasys Inc.	1,527,655	9,395
	Comtech Telecommunications Corp.	620,850	8,692
*	ORBCOMM Inc.	2,349,918	7,990
*	WideOpenWest Inc.	1,493,678	7,752
*	Ooma Inc.	562,621	7,342
*	CalAmp Corp.	999,425	7,186
*	KVH Industries Inc.	721,973	6,505
*	Ribbon Communications Inc.	1,625,825	6,292
	Spok Holdings Inc.	653,809	6,218
	Loral Space & Communications Inc.	336,822	6,164

		Shares	Market Value ($000)
*,1	Applied Optoelectronics Inc.	532,616	5,992
*	Powerfleet Inc.	989,885	5,573
*	Aviat Networks Inc.	222,053	4,876
*,1	Globalstar Inc.	15,574,538	4,778
*	Cambium Networks Corp.	254,164	4,288
*	Airgain Inc.	309,936	4,135
*	Hemisphere Media Group Inc. Class A	472,660	4,107
	Alaska Communications Systems Group Inc.	1,965,865	3,932
*	Casa Systems Inc.	958,408	3,862
*	DZS Inc.	390,702	3,661
*	IDT Corp. Class B	540,302	3,555
*,1	GTT Communications Inc.	641,092	3,308
	Bel Fuse Inc. Class B	295,727	3,158
*,1	RigNet Inc.	664,880	2,726
*	Lantronix Inc.	563,752	2,712
*,1	Resonant Inc.	971,261	2,312
*,1	Pareteum Corp.	2,926,761	1,981
	Communications Systems Inc.	305,247	1,169
	TESSCO Technologies Inc.	206,522	1,109
*	Otelco Inc. Class A	54,417	624
*	ClearOne Inc.	231,050	529
	Network-1 Technologies Inc.	189,664	503
*	SeaChange International Inc.	414,250	361
*	Optical Cable Corp.	62,844	194
*	CPS Technologies Corp.	109,990	181
*,1,3	FTE Networks Inc.	84,180	126
*	Xcel Brands Inc.	151,456	116
*,1	ADDvantage Technologies Group Inc.	47,738	92
*,1	Sonim Technologies Inc.	85,856	67
	Bel Fuse Inc. Class A	2,976	33
	BK Technologies Corp.	1,796	5
			32,943,018
Utilities (3.2%)
	NextEra Energy Inc.	13,726,135	3,809,826
	Dominion Energy Inc.	23,562,592	1,859,795
	Duke Energy Corp.	20,611,868	1,825,387
	Southern Co.	29,633,039	1,606,703
	Waste Management Inc.	11,845,909	1,340,602
	American Electric Power Co. Inc.	13,910,138	1,136,876
	Xcel Energy Inc.	14,719,103	1,015,765
	Exelon Corp.	27,307,273	976,508
	Sempra Energy	8,111,893	960,124
	WEC Energy Group Inc.	8,815,706	854,242
	Eversource Energy	9,609,223	802,851
	Public Service Enterprise Group Inc.	14,182,205	778,745
	Waste Connections Inc.	7,366,440	764,636
	American Water Works Co. Inc.	5,037,676	729,858
	Consolidated Edison Inc.	7,980,478	620,881
	DTE Energy Co.	5,387,534	619,782
	PPL Corp.	21,551,572	586,418
	Entergy Corp.	5,610,426	552,795
	Ameren Corp.	6,907,176	546,219
	Edison International	10,608,822	539,353
	Republic Services Inc. Class A	5,771,537	538,773
	CMS Energy Corp.	8,030,284	493,140
	FirstEnergy Corp.	15,239,730	437,533
*	PG&E Corp.	40,851,106	383,592
	Alliant Energy Corp.	6,982,515	360,647

		Shares	Market Value ($000)
	AES Corp.	18,622,431	337,252
	Atmos Energy Corp.	3,453,618	330,131
	Evergy Inc.	6,359,752	323,203
	CenterPoint Energy Inc.	15,286,486	295,794
	Essential Utilities Inc.	6,885,312	277,134
	Vistra Corp.	12,598,629	237,610
	NiSource Inc.	10,710,396	235,629
	Pinnacle West Capital Corp.	3,151,015	234,908
	NRG Energy Inc.	6,325,159	194,435
	UGI Corp.	5,833,948	192,404
*	Sunrun Inc.	2,423,097	186,748
	OGE Energy Corp.	5,640,126	169,147
*	Stericycle Inc.	2,564,893	161,742
	IDACORP Inc.	1,402,536	112,063
	ONE Gas Inc.	1,461,462	100,855
	National Fuel Gas Co.	2,400,308	97,429
	Hawaiian Electric Industries Inc.	2,903,755	96,521
	Black Hills Corp.	1,760,994	94,196
	PNM Resources Inc.	2,262,666	93,516
	Southwest Gas Holdings Inc.	1,454,571	91,783
	Portland General Electric Co.	2,508,772	89,061
	Avangrid Inc.	1,702,624	85,914
*	Clean Harbors Inc.	1,403,133	78,618
	American States Water Co.	1,042,746	78,154
	ALLETE Inc.	1,466,469	75,875
*	Casella Waste Systems Inc. Class A	1,335,781	74,603
	Spire Inc.	1,392,387	74,075
	New Jersey Resources Corp.	2,724,137	73,606
	NorthWestern Corp.	1,429,404	69,526
	Ormat Technologies Inc.	1,140,414	67,410
	Avista Corp.	1,911,785	65,230
	MGE Energy Inc.	1,023,548	64,136
*	Advanced Disposal Services Inc.	2,010,288	60,771
	California Water Service Group	1,398,593	60,769
	Clearway Energy Inc. Class C	2,158,710	58,199
*	Evoqua Water Technologies Corp.	2,630,973	55,829
	South Jersey Industries Inc.	2,858,573	55,085
	SJW Group	792,048	48,204
*	Sunnova Energy International Inc.	1,386,877	42,175
	Northwest Natural Holding Co.	876,721	39,794
	Chesapeake Utilities Corp.	428,923	36,158
*	Harsco Corp.	2,187,631	30,430
	US Ecology Inc.	916,063	29,928
	Middlesex Water Co.	477,563	29,681
	Clearway Energy Inc. Class A	1,091,373	26,957
	Covanta Holding Corp.	3,278,213	25,406
	Unitil Corp.	423,500	16,364
	York Water Co.	379,484	16,041
*,2	Pure Cycle Corp.	1,556,132	14,021
	Artesian Resources Corp. Class A	297,275	10,247
	Genie Energy Ltd. Class B	1,205,417	9,643
	Global Water Resources Inc.	728,580	7,854
*,1	Cadiz Inc.	707,253	7,023
	RGC Resources Inc.	276,054	6,473
*	Heritage-Crystal Clean Inc.	457,541	6,108
*	Atlantic Power Corp.	2,924,859	5,733
	Spark Energy Inc. Class A	395,998	3,295
*	Sharps Compliance Corp.	392,291	2,460

				Shares	Market Value ($000)
[1]	Advanced Emissions Solutions Inc.			534,255	2,169
*	Perma-Fix Environmental Services Inc.			285,628	2,014
*,1	Aqua Metals Inc.			1,218,347	1,110
*	Charah Solutions Inc.			286,337	879
*,1	Vertex Energy Inc.			1,170,274	585
*	Fuel Tech Inc.			144,104	121
*	Quest Resource Holding Corp.			25,955	49
					29,611,334
Total Common Stocks (Cost $508,658,689)					932,829,364
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25			85,093	8,382
	Air T Funding Pfd., 8.000%, 6/7/24			1,727	38
Total Preferred Stocks (Cost $10,118)					8,420
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[6,7]	Vanguard Market Liquidity Fund	0.117%		71,770,424	7,177,043
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[8]	United States Treasury Bill	0.116%	1/21/21	162,000	161,949
	United States Treasury Bill	0.106%	1/26/21	213,000	212,931
					374,880
Total Temporary Cash Investments (Cost $7,551,146)					7,551,923
Total Investments (100.3%) (Cost $516,219,953)					940,389,707
Other Assets and Liabilities—Net (-0.3%)					(2,657,374)
Net Assets (100%)					937,732,333
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,201,639,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $57,482,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $3,423,413,000 was received for securities on loan, of which $3,409,437,000 is held in Vanguard Market Liquidity Fund and $13,976,000 is held in cash.
8	Securities with a value of $161,949,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	1,914	143,971	1,437
E-mini S&P 500 Index	December 2020	25,320	4,243,632	31,556
E-mini S&P Mid-Cap 400 Index	December 2020	240	44,542	168
				33,161

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	9/2/21	BOANA	21,680	(0.152)	2,757	—
Bandwidth Inc. Class A	9/2/21	BOANA	10,237	(0.151)	1,981	—
Consolidated Edison Inc.	9/2/21	BOANA	14,776	(0.156)	782	—
Consolidated Edison Inc.	9/2/21	BOANA	44,532	(0.152)	2,138	—
Consolidated Edison Inc.	9/2/21	BOANA	44,682	(0.151)	1,989	—
JPMorgan Chase & Co.	9/2/21	BOANA	150,285	(0.157)	—	(5,951)
Raymond James Financial Inc.	9/2/21	BOANA	34,831	(0.157)	—	(1,375)
VICI Properties Inc.	2/2/21	GSI	25,420	(0.151)	—	(1,721)
Visa Inc. Class A	9/2/21	BOANA	47,698	(0.157)	—	(2,707)
Vistra Corp.	9/2/21	BOANA	20,576	(0.157)	—	(402)
Williams Cos. Inc.	9/2/21	BOANA	24,888	(0.156)	—	(1,311)
Williams Cos. Inc.	9/2/21	BOANA	39,615	(0.152)	—	(2,288)
Williams Cos. Inc.	9/2/21	BOANA	60,463	(0.151)	—	(3,488)
					9,647	(19,243)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	932,747,442	69,895	12,027	932,829,364
Preferred Stocks	8,420	—	—	8,420
Temporary Cash Investments	7,177,043	374,880	—	7,551,923
Total	939,932,905	444,775	12,027	940,389,707

Derivative Financial Instruments
Assets
Futures Contracts[1]	157,847	—	—	157,847
Swap Contracts	—	9,647	—	9,647
Total	157,847	9,647	—	167,494
Liabilities
Swap Contracts	—	19,243	—	19,243
1	Represents variation margin on the last day of the reporting period.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2020 Market Value ($000)
Amtech Systems Inc.	NA2	3,582	538	(226)	(1,338)	—	—	3,450
Atlantic Power Corp.	NA2	8,207	9,778	(2,520)	(222)	—	—	NA3

		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2020 Market Value ($000)
Bluerock Residential Growth REIT Inc.	NA2	11,258	7,543	(4,400)	(2,903)	375	—	NA3
ChannelAdvisor Corp.	NA2	3,607	12,213	2,211	6,151	—	—	NA3
Cherry Hill Mortgage Investment Corp.	NA2	5,260	6,438	(3,980)	(1,467)	606	—	NA3
Cidara Therapeutics Inc.	NA2	6,419	163	(205)	(1,655)	—	—	6,130
Clearfield Inc.	NA2	6,709	1,214	25	3,428	—	—	13,964
Computer Task Group Inc.	3,867	691	147	(40)	5	—	—	4,376
Condor Hospitality Trust Inc.	NA2	6,679	142	(80)	(6,789)	—	—	2,170
CTO Realty Growth Inc.	—	8,080	6,427	(4,492)	(1,569)	197	—	NA3
CyberOptics Corp.	NA2	11,469	3,386	317	3,085	—	—	15,406
Electromed Inc.	NA2	6,137	1,345	(248)	(602)	—	—	5,600
Exantas Capital Corp.	NA2	3,018	2,649	(6,341)	(3,145)	—	—	NA3
Genasys Inc.	—	4,017	3,137	661	4,553	—	—	NA3
Gevo Inc.	NA2	7,421	30	(74)	212	—	—	7,973
Gladstone Land Corp.	NA2	7,619	7,968	1,081	2,098	238	—	NA3
GlobalSCAPE Inc.	NA2	7,406	10,683	2,186	(2,288)	—	—	—
Great Ajax Corp.	23,995	7,158	15,591	(7,546)	(3,056)	627	—	NA3
Hurco Cos. Inc.	NA2	4,903	5,002	(1,651)	(1,253)	96	—	NA3
Issuer Direct Corp.	NA2	2,118	1,697	527	1,908	—	—	3,811
KVH Industries Inc.	NA2	6,706	4,142	(792)	(809)	—	—	NA3
Lifevantage Corp.	NA2	7,935	718	(118)	(2,701)	—	—	10,765
LSI Industries Inc.	NA2	3,891	3,711	135	1,378	193	—	NA3
Magnite Inc.	NA4	2,608	681	60	8,956	—	—	NA3
Ocugen Inc.	—	2,441	—	—	(242)	—	—	2,199
Perma-Pipe International Holdings Inc.	4,362	114	108	(32)	(1,669)	—	—	2,667
Pulmatrix Inc.	—	2,439	—	—	(878)	—	—	NA3
Pure Cycle Corp.	NA2	17,997	6,959	(2,316)	(3,705)	—	—	14,021
Research Solutions Inc.	—	4,536	55	(3)	(436)	—	—	4,042
Rubicon Project Inc.	NA2	1,535	509	(66)	(11,413)	—	—	NA4

		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2020 Market Value ($000)
Safeguard Scientifics Inc.	11,504	456	549	(544)	(5,390)	—	—	NA3
Spirit MTA REIT	2,191	—	325	325	—	—	—	NA3
Transcat Inc.	NA2	5,806	8,232	(115)	(679)	—	—	NA3
Vanguard Market Liquidity Fund	5,328,966	NA5	NA5	(1,348)	(48)	18,420	—	7,177,043
Wayside Technology Group Inc.	NA2	3,261	97	2	617	70	—	5,148
Total	5,374,885	181,483	122,177	(29,607)	(21,866)	20,822	—	7,278,765
1	Does not include adjustments related to return of capital.
2	Not applicable—at December 31, 2019, the issuer was not an affiliated company of the fund.
3	Not applicable—at September 30, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not applicable—in June 2020, Rubicon Project Inc. changed its name to Magnite Inc.
5	Not applicable—purchases and sales are for temporary cash investment purposes.